                                                           File No. 2-89328
                                                               File No. 811-3957
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [_]
                     Post-Effective Amendment No.   25                 [X]
                                                 ----------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [_]
                     Post-Effective Amendment No.   24                 [X]
                                                 ----------

                        (Check appropriate box or boxes)

                      VARIFLEX SEPARATE ACCOUNT (VARIFLEX)
                           (Exact Name of Registrant)

                     Security Benefit Life Insurance Company
                               (Name of Depositor)

                700 SW Harrison Street, Topeka, Kansas 66636-0001
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 (785) 431-3000

                                                      Copies to:
Amy J. Lee, Associate General Counsel                 Jeffrey S. Puretz, Esq.
Security Benefit Group, Inc.                          Dechert, Price & Rhoads
700 SW Harrison Street                                1775 Eye Street N.W.
Topeka, KS 66636-0001                                 Washington, DC 20005
(Name and address of Agent for Service)

Approximate Date of Proposed Public Offering:  May 1, 2001

It is proposed that this filing will become effective:

[_] immediately  upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1,2001, pursuant to paragraph (b) of Rule 485
[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_] on May 1, 2001, pursuant to paragraph (a)(1) of Rule 485
[_] 75 days after filing  pursuant to paragraph  (a)(2) of Rule 485
[_] on May 1, 2001, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[_]  this  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

Title of  securities  being  registered:  Interests in a separate  account under individual and group flexible premium deferred variable annuity contracts.

                            VARIFLEX VARIABLE ANNUITY

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                  ISSUED BY:                          MAILING ADDRESS:
  SECURITY BENEFIT LIFE INSURANCE COMPANY   SECURITY BENEFIT LIFE INSURANCE COMPANY
  700 SW HARRISON STREET                    P.O. BOX 750497
  TOPEKA, KANSAS 66636-0001                 TOPEKA, KANSAS 66675-0497
  1-800-888-2461
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     This  Prospectus   describes  the  Variflex  Variable  Annuity--a  flexible
purchase payment  deferred  variable annuity contract or single purchase payment immediate variable annuity contract (the "Contract") offered by Security Benefit
Life  Insurance  Company  ("Security  Benefit").  The Contract is available  for individuals and groups as a non-tax  qualified  retirement plan. The Contract is also available for  individuals  and groups in connection with a retirement plan qualified under Section 401,  403(a),  403(b),  408, 408A or 457 of the Internal
Revenue Code.  The Contract is designed to give you  flexibility in planning for retirement and other financial goals.

     You may allocate your purchase  payments to one or more of the  Subaccounts that comprise a separate account of Security Benefit called Variflex,  or to the
Fixed Account.  Each Subaccount  invests in a corresponding  Series of SBL Fund.
The Subaccounts currently available under the Contract are:

o  Equity (formerly Growth)          o  Global Total Return
o  Large Cap Value                   o  Managed Asset
   (formerly Growth-Income)             Allocation
o  Money Market                      o  Equity Income
o  Global (formerly                  o  High Yield
   Worldwide Equity)                 o  Small Cap Value
o  Diversified Income (formerly      o  Social Awareness
   High Grade Income)                o  Technology
o  Large Cap Growth                  o  Mid Cap Value
o  Enhanced Index                       (formerly Value)
o  International                     o  Main Street Growth
o  Mid Cap Growth                       and Income(R)
   (formerly Mid Cap)                o  Small Cap Growth
o  Global Strategic Income              (formerly Small Cap)
o  Capital Growth                    o  Select 25

     The Capital Growth, Enhanced Index, International,  High Yield, Main Street
Growth and  Income(R),  Mid Cap Value,  Select 25,  Small Cap Growth,  Small Cap
Value and Technology Subaccounts generally are not available to certain types of the Contract, including Contracts issued for use with pension and profit sharing plans,  deferred  compensation  plans,  SIMPLE IRA and 401(k) plans,  Roth IRAs, simplified employee pension plans and employer sponsored annuity purchase plans.
The  Subaccounts  will be available to all  Contracts  upon their  conversion to
Security Benefit's new administration  system. If you have questions about which
Subaccounts are available to you, please contact  Security Benefit at the number below.

     Amounts  allocated to the Fixed Account will accrue  interest at rates that are paid by  Security  Benefit as  described  in "The Fixed  Account,"  page 28.
Contract Value in the Fixed Account is guaranteed by Security Benefit.

     Amounts that you  allocate to the  Subaccounts  under a Contract  will vary based on  investment  performance  of the  Subaccounts.  No  minimum  amount  of
Contract Value is guaranteed.

     When you are ready to  receive  annuity  payments,  the  Contract  provides several options for annuity payments. See "Annuity Options," page 26.

     You may return a Contract  according to the terms of its  Free-Look  Right.
See "Free-Look Right," page 21.

     This Prospectus concisely sets forth information about the Contract and the
Separate  Account  that you should  know before  purchasing  the  Contract.  The
"Statement of Additional  Information,"  dated May 1, 2001, which has been filed
with  the  Securities  and  Exchange   Commission  contains  certain  additional
information.  The Statement of Additional Information, as it may be supplemented from time to time, is  incorporated  by reference  into this  Prospectus  and is available at no charge,  by writing  Security Benefit at 700 SW Harrison Street,
Topeka, Kansas 66636 or by calling 1-800-888-2461.  The table of contents of the
Statement of Additional Information is set forth on page 42 of this Prospectus.

     The  SEC  maintains  a web  site  (http://www.sec.gov)  that  contains  the
Statement of  Additional  Information,  material  incorporated  by reference and other information regarding companies that file electronically with the SEC.

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     THE  SECURITIES  AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR  DISAPPROVED
THESE  SECURITIES OR DETERMINED IF THE  PROSPECTUS IS TRUTHFUL OR COMPLETE.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THIS PROSPECTUS IS ACCOMPANIED BY THE CURRENT  PROSPECTUS FOR SBL FUND. YOU
SHOULD READ THE PROSPECTUSES CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

     THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY
THE FEDERAL DEPOSIT INSURANCE  CORPORATION OR ANY OTHER GOVERNMENT  AGENCY.  THE
VALUE OF YOUR CONTRACT WILL GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  MAY 1, 2001
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                                TABLE OF CONTENTS
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INFORMATION ABOUT SECURITY BENEFIT, THE SEPARATE

     Series W (Main Street Growth

     Group Flexible Purchase

     Death Benefit for Group

   WITHDRAWAL CHARGE FOR

     Option 2--Life Income with Guaranteed
       Payment of 5, 10, 15 or 20 Years.............   27
     Option 3--Life with Installment
       Refund Option................................   27
     Option 4--Joint and Last Survivor..............   27
     Option 5--Payments for a Specified Period......   27
     Option 6--Payments of a Specified Amount.......   27
     Option 7--Deposit Option.......................   27
     Option 8--Age Recalculation....................   27
     Option 9--Period Certain.......................   27
     Option 10--Joint and Contingent
       Survivor Option..............................   27
     Value of Variable Annuity Payments:

   TRANSFERS AND WITHDRAWALS

   RESTRICTIONS ON WITHDRAWALS
     FROM QUALIFIED PLANS...........................   31
   RESTRICTIONS UNDER THE TEXAS
     OPTIONAL RETIREMENT PROGRAM....................   32
FEDERAL TAX MATTERS.................................   32
   INTRODUCTION.....................................   32
   TAX STATUS OF SECURITY BENEFIT

   INCOME TAXATION OF ANNUITIES IN
     GENERAL--NON-QUALIFIED PLANS...................   33
     Surrenders or Withdrawals Prior to the
       Annuity Commencement Date....................   33
     Surrenders or Withdrawals on or
       after Annuity Commencement Date..............   33
     Penalty Tax on Certain

     Transfers, Assignments or

APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement
APPENDIX C - Simple IRA Disclosure Statement

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YOU MAY NOT BE ABLE TO  PURCHASE  THE  CONTRACT  IN YOUR  STATE.  YOU SHOULD NOT
CONSIDER  THIS  PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY
OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON  INFORMATION  CONTAINED IN THIS
PROSPECTUS  OR THAT WE HAVE  REFERRED YOU TO. WE HAVE NOT  AUTHORIZED  ANYONE TO
PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
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DEFINITIONS

     Various terms commonly used in this Prospectus are defined as follows:

     ACCUMULATION  PERIOD -- The  period  commencing  on the  Contract  Date and ending on the Annuity  Commencement Date or, if earlier,  when you terminate the
Contract,  either through a full withdrawal,  payment of charges,  or payment of the death benefit proceeds.

     ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

     ANNUITANT -- The person that you designate to receive annuity payments.  If you  designate  Joint  Annuitants,  "Annuitant"  means  both  Annuitants  unless otherwise stated.

     ANNUITY -- A series of periodic income payments made by Security Benefit to an  Annuitant,  Joint  Annuitant,  or Designated  Beneficiary  during the period specified in the Annuity Option.

     ANNUITY COMMENCEMENT DATE -- The date when annuity payments are to begin.

     ANNUITY OPTIONS -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

     ANNUITY  PERIOD -- The period  beginning on the Annuity  Commencement  Date during  which  annuity  payments  are  made.

     CONTRACT -- Your individual  Contract issued to you by Security  Benefit or your certificate under a Group Contract.

     CONTRACT DATE -- The date shown as the Contract Date in a Contract.  Annual
Contract  anniversaries  are measured from the Contract  Date. It is usually the date that your initial purchase payment is credited to the Contract.

     CONTRACT DEBT-- The unpaid loan balance including loan interest.

     CONTRACTOWNER  OR OWNER-- The person entitled to the ownership rights under the Contract and in whose name the Contract is issued. The term  "Contractowner"
or "Owner"  is used in this  Prospectus  to refer to the Owner of an  individual
Contract or Participant under a Group Contract.

     CONTRACT VALUE -- The total value of your Contract  which includes  amounts allocated  to the  Subaccounts  and the Fixed  Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

     CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

     DESIGNATED BENEFICIARY -- The Designated Beneficiary is the first person on the  following  list who is alive on the date of death of the Owner or the Joint
Owner:  the Owner;  the Joint  Owner;  the Primary  Beneficiary;  the  Secondary
Beneficiary;  the  Annuitant;  or if none of the above are  alive,  the  Owner's
Estate.  If you purchased your Contract prior to January 4, 1999, the Designated
Beneficiary is the Primary Beneficiary; the Secondary Beneficiary; or if none of the above are alive, the Annuitant's estate.

     FIXED  ACCOUNT -- An account  that is part of  Security  Benefit's  General
Account to which you may allocate all or a portion of your Contract  Value to be held for accumulation at fixed rates of interest (which may not be less than 3%)
declared periodically by Security Benefit.

     GENERAL  ACCOUNT  -- All  assets  of  Security  Benefit  other  than  those allocated to the Separate  Account or to any other separate  account of Security
Benefit.

     GROUP  CONTRACT  -- A  Contract  issued  to a group  in  connection  with a
Qualified Plan or a non-tax qualified retirement plan.

     HOME OFFICE -- The Annuity  Administration  Department of Security Benefit,
P.O. Box 750497, Topeka, Kansas 66675-0497.

     HOSPITAL -- An institution that is licensed as such by the Joint Commission of  Accreditation  of  Hospitals,  or any  lawfully  operated  institution  that provides  in-patient  treatment  of sick and injured  persons  through  medical, diagnostic  and surgical  facilities  directed by physicians and 24 hour nursing services.

     PARTICIPANT  -- A Participant  under a Qualified  Plan, a Group Contract or both.

     PURCHASE PAYMENT -- An amount paid to Security Benefit as consideration for the Contract.

     QUALIFIED  SKILLED NURSING FACILITY -- A facility  licensed by the state to provide on a daily basis  convalescent or chronic care for  in-patients  who, by reason of infirmity or illness, are not able to care for themselves.

     SBL FUND -- An open-end management  investment company commonly referred to as a mutual fund.

     SEPARATE  ACCOUNT -- Variflex,  a separate account of Security Benefit that consists of accounts,  referred to as  Subaccounts,  each of which  invests in a corresponding Series of SBL Fund.

     SUBACCOUNT -- A division of the Separate  Account of Security Benefit which invests in a corresponding series of SBL Fund. Currently, twenty-two Subaccounts are available under the Contract.

     VALUATION DATE -- Each date on which the Separate Account is valued,  which currently  includes  each  day  that the New  York  Stock  Exchange  is open for trading.  The New York Stock Exchange is closed on weekends and on the following holidays:  New Year's Day,  Martin Luther King, Jr. Day,  Presidents'  Day, Good
Friday,  Memorial  Day,  Independence  Day,  Labor Day,  Thanksgiving  Day,  and
Christmas Day.

     VALUATION PERIOD -- A period used in measuring the investment experience of each  Subaccount of the Separate  Account.  The  Valuation  Period begins at the close  of one  Valuation  Date and  ends at the  close  of the  next  succeeding
Valuation Date.

     VARIFLEX  CONTRACT-401(K)  AND 408(K) -- A version of the Contract  offered prior to May 1, 1990, to plans  qualified  under Section  401(k) or 408(k)(6) of the  Internal  Revenue  Code.  The  differences  between  this  Contract and the currently  offered versions of the Contract  qualifying under Section 401(k) and
408(k)(6) of the code are noted where appropriate.

     WITHDRAWAL VALUE -- The amount you will receive upon full withdrawal of the
Contract.  It is equal to Contract  Value less any Contract Debt, any applicable withdrawal charge, a pro rata administration charge, and any uncollected premium taxes.

SUMMARY

     This summary provides a brief overview of the more  significant  aspects of the Contract.  Further detail is provided in this  Prospectus,  the Statement of
Additional  Information,   and  the  Contract.   Unless  the  context  indicates
otherwise,  the  discussion in this summary and the remainder of the  Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed
Account is briefly  described  under  "The  Fixed  Account,"  page 28 and in the
Contract.

PURPOSE OF THE  CONTRACT -- The  flexible  purchase  payment  deferred  variable annuity contract or single purchase payment immediate  variable annuity contract
(the  "Contract")   described  in  this  Prospectus  is  designed  to  give  you flexibility in planning for retirement and other financial goals.

     You may purchase the Contract as a non-tax qualified retirement plan for an individual or group ("Non-Qualified  Plan"). You may also purchase the Contract, on a group or individual  basis,  in connection with a retirement plan qualified under Section 401,  403(a),  403(b),  408, 408A, or 457 of the Internal  Revenue
Code of  1986,  as  amended.  These  plans  are  sometimes  referred  to in this
Prospectus as "Qualified Plans."

THE SEPARATE ACCOUNT AND SBL FUND -- The Separate  Account is currently  divided into twenty-two  accounts  referred to as Subaccounts.  See "Separate  Account,"
page 13. Each Subaccount invests exclusively in shares of a corresponding Series of SBL Fund.  The Series of SBL Fund,  each of which has a different  investment objective or objectives,  are as follows: Equity Series, Large Cap Value Series,
Money Market Series, Global Series,  Diversified Income Series, Large Cap Growth
Series,  Enhanced  Index Series,  International  Series,  Mid Cap Growth Series,
Global  Strategic  Income Series,  Capital  Growth  Series,  Global Total Return
Series,  Managed  Asset  Allocation  Series,  Equity Income  Series,  High Yield
Series, Small Cap Value Series, Social Awareness Series,  Technology Series, Mid
Cap Value  Series,  Main Street Growth and  Income(R)  Series,  Small Cap Growth
Series and Select 25 Series. See "SBL Fund," page 13.

     You may allocate all or part of your purchase  payments to the Subaccounts.
Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Series of SBL Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a
Subaccount.

FIXED ACCOUNT -- You may allocate all or part of your  purchase  payments to the
Fixed Account, which is part of Security Benefit's General Account. Amounts that you  allocate to the Fixed  Account  earn  interest at rates  determined  at the discretion  of Security  Benefit and are  guaranteed to be at least an effective annual rate of 3% (or higher for certain  Contracts  issued  prior to January 4,
1999). See "The Fixed Account," page 28.

PURCHASE PAYMENTS -- The minimum initial purchase payment is $500 for a Contract funding a Non-Qualified Plan or Group Unallocated  Contract,  $25 for a Contract
funding a  Qualified  Plan and $2,500 for a single  purchase  payment  immediate annuity.  Thereafter,  you may  choose  the amount  and  frequency  of  purchase payments, except that the minimum subsequent purchase payment is $25. Subsequent purchase  payments are not permitted  for a single  purchase  payment  immediate annuity. See "Purchase Payments," page 17.

CONTRACT  BENEFITS -- You may transfer  Contract Value among the Subaccounts and to and from the Fixed Account,  subject to certain  restrictions as described in
"The Contract," page 16 and "The Fixed Account," page 28.

     At any time  before the  Annuity  Commencement  Date,  you may  surrender a
Contract  for  its  Withdrawal  Value,  and you may  make  partial  withdrawals, including  systematic  withdrawals,  from  Contract  Value,  subject  to certain restrictions  described in "The Fixed  Account,"  page 28. See "Full and Partial
Withdrawals,"  page 19 and "Federal Tax Matters,"  page 32 for more  information about  withdrawals,  including the 10% penalty tax that may be imposed upon full and partial  withdrawals  (including  systematic  withdrawals) made prior to the
Owner attaining age 59 1/2.

     The Contract provides for a death benefit upon the death of the Owner prior to the  Annuity  Commencement  Date.  See  "Death  Benefit,"  page  21 for  more information.  The  Contract  provides  for several  Annuity  Options on either a variable  basis, a fixed basis, or both.  Security  Benefit  guarantees  annuity payments under the fixed Annuity Options. See "Annuity Period," page 25.

FREE-LOOK  RIGHT -- You may return the  Contract  within the  Free-Look  Period, which is generally a ten-day period beginning when you receive the Contract.  In this event,  Security Benefit will refund to you purchase payments  allocated to the Fixed Account plus the Contract  Value in the  Subaccounts  plus any charges deducted from Contract Value in the  Subaccounts.  Security  Benefit will refund purchase payments allocated to the Subaccounts rather than the Contract Value in those states and circumstances where it is required to do so.

CHARGES AND  DEDUCTIONS  --  Security  Benefit  does not deduct  sales load from purchase payments before allocating them to Contract Value. Certain charges will be deducted in connection with the Contract as described below.

     CONTINGENT DEFERRED SALES CHARGE. If you withdraw Contract Value,  Security
Benefit  may  deduct a  contingent  deferred  sales  charge  (which  may also be referred to as a withdrawal charge). The amount of the withdrawal charge depends on the  Contract  Year in which  the  withdrawal  is  made.  We will  waive  the withdrawal  charge on the first  withdrawal in any Contract Year after the first
Contract  Year,  to the  extent  that your  withdrawal  does not exceed the free withdrawal  amount.  The free  withdrawal  amount in any Contract Year is 10% of
Contract Value as of the date of the first withdrawal in that Contract Year. You forfeit  any free  withdrawal  amount  not  used on the  first  withdrawal  in a
Contract Year. The withdrawal  charge does not apply to withdrawals of earnings.
The  amount  of the  charge  will  depend  on the  Contract  Year in  which  the withdrawal is made, according to the following schedule:

--------------------------------------------------------
                            WITHDRAWAL CHARGE
                  --------------------------------------
CONTRACT YEAR         THE               VARIFLEX
                   CONTRACT        CONTRACT-401(K) AND
                                         408(K)
--------------------------------------------------------
      1               8%                   8%
      2               7%                   8%
      3               6%                   8%
      4               5%                   8%
      5               4%                   7%
      6               3%                   6%
      7               2%                   5%
      8               1%                   4%
 9 and later          0%                   0%
--------------------------------------------------------

     The amount of the  withdrawal  charge  assessed  against your Contract will never exceed 8% of purchase  payments paid under the Contract.  In addition,  no withdrawal  charge will be assessed upon: (1) payment of death benefit proceeds;
(2) certain  systematic  withdrawals;  or (3) annuity  options  that provide for payments for life, or a period of at least seven years (five years for Contracts issued  prior to January 4, 1999).  Subject to  insurance  department  approval,
Security  Benefit  will also  waive the  withdrawal  charge on a full or partial withdrawal  if the Owner has been  confined to a Hospital or  Qualified  Skilled
Nursing Facility for 90 consecutive days or more.

     A different  withdrawal charge schedule applies if your Contract was issued after August 14, 2000,  under a Section  403(b)  retirement  plan sponsored by a
Texas  institution of higher education (as defined in the Texas Education Code).
See "Contingent Deferred Sales Charge," page 23.

     MORTALITY AND EXPENSE RISK CHARGE.  Security Benefit deducts a daily charge from the assets of each  Subaccount  for mortality and expense risks equal to an annual  rate  of 1.2%  of  each  Subaccount's  average  daily  net  assets.  See
"Mortality and Expense Risk Charge," page 24.

     ADMINISTRATION  CHARGE.  Security  Benefit  will deduct from your  Contract
Value  an  administration   charge  of  $30  at  each  calendar  year  end.  The
administration  charge  for the  Variflex  Contract  - 401(k)  and 408(k) is the
lesser of $30 or 2% of  Contract  Value as of the  calendar  year end.  Security
Benefit is in the process of converting to a new system for  administering  this
Contract.  Upon completion of the conversion,  any administration charge will be deducted on each  annual  contract  anniversary  and the charge will be deducted from the Contract  Value in the  Subaccounts  and the Fixed  Account in the same proportion that the Contract Value is allocated  among those accounts.  Security
Benefit does not assess the  administration  charge against Contract Value which
has  been  applied   under   Annuity   Options  1  through  4,  9  and  10.  See
"Administration Charge," page 24.

     PREMIUM  TAX  CHARGE.  Security  Benefit  assesses a premium  tax charge to reimburse  itself  for any  premium  taxes that it incurs  with  respect to your
Contract.  This charge will usually be deducted on the Annuity Commencement Date or upon full withdrawal if a premium tax was incurred by Security Benefit and is not refundable.  Partial withdrawals,  including systematic withdrawals,  may be subject to a premium tax charge if a premium  tax is incurred on the  withdrawal by Security  Benefit and is not refundable.  Security Benefit reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge," page 25.

     OTHER  EXPENSES.  Security  Benefit  pays  the  operating  expenses  of the
Separate Account.  Investment  advisory fees and operating  expenses of SBL Fund are  paid by the  Fund  and are  reflected  in the net  asset  value of the Fund shares. For a description of these charges and expenses,  see the prospectus for
SBL Fund.

CONTACTING SECURITY BENEFIT -- You should direct all written requests,  notices, and forms  required by the Contract,  and any questions or inquiries to Security
Benefit Life Insurance Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by
phone by calling (785) 431-3112 or 1-800-888-2461, extension 3112.

EXPENSE TABLE

     The  purpose of this table is to assist you in  understanding  the  various costs and expenses  that you will bear  directly and  indirectly if you allocate
Contract Value to the Subaccounts.  The table reflects any contractual  charges, expenses of the  Separate  Account,  and charges and  expenses of SBL Fund.  The
table  does  not  reflect   premium   taxes  that  may  be  imposed  by  various
jurisdictions.  See "Premium Tax Charge," page 25. The information  contained in the table is not generally applicable to amounts allocated to the Fixed Account.

     For a complete description of a Contract's costs and expenses, see "Charges and  Deductions,"  page 23. For a more complete  description of SBL Fund's costs and expenses, see the SBL Fund prospectus, which accompanies this Prospectus.

-----------------------------------------------------------
CONTRACTUAL EXPENSES
-----------------------------------------------------------
Sales Load on Purchase Payments                   None
Contingent Deferred Sales Charge
   (as a percentage of amount withdrawn
   attributable to Purchase Payments)              8%(1)
Transfer Fee (per transfer)                       None
Annual Administration Charge                      $30(2)
-----------------------------------------------------------

-----------------------------------------------------------
ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of each
Subaccount's average daily net assets)
-----------------------------------------------------------
Annual Mortality and Expense Risk Charge          1.20%
Total Separate Account Annual Expenses            1.20%
-----------------------------------------------------------

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ANNUAL SBL FUND EXPENSES (as a percentage of each Series' average daily net assets)
-------------------------------------------------------------------------------------------

                                    BROKERAGE              OTHER              TOTAL SBL
                                       PLAN               EXPENSES          FUND EXPENSES
                     ADVISORY      DISTRIBUTION        (AFTER EXPENSE      (AFTER EXPENSE
                       FEE        (12B-1) FEES(3)    REIMBURSEMENTS)(4)  REIMBURSEMENTS)(5)

Equity
 (Series A)            0.75%          0.01%               0.07%                0.83%
Large Cap Value
 (Series B)            0.75%          0.01%               0.07%                0.83%
Money Market
 (Series C)            0.50%          0.00%               0.08%                0.58%
Global
 (Series D)            1.00%          0.00%               0.21%                1.21%
Diversified Income
 (Series E)            0.75%          0.00%               0.09%                0.84%
Large Cap Growth
 (Series G)            1.00%          0.00%               0.28%                1.28%
Enhanced Index
 (Series H)            0.75%          0.00%               0.21%                0.96%
International
 (Series I)            1.10%          0.00%               1.18%                2.28%
Mid Cap Growth
 (Series J)            0.75%          0.00%               0.07%                0.82%
Global Strategic
 Income (Series K)     0.75%          0.00%               1.01%                1.76%
Capital Growth
 (Series L)            1.00%          0.00%               0.26%                1.26%
Global Total Return
 (Series M)            1.00%          0.00%               0.46%                1.46%
Managed Asset
 Allocation (Series N) 1.00%          0.00%               0.25%                1.25%
Equity Income
 (Series O)            1.00%          0.00%               0.10%                1.10%
High Yield
 (Series P)            0.75%          0.00%               0.12%                0.87%
Small Cap Value
 (Series Q)            1.00%          0.00%               0.49%                1.49%
Social Awareness
 (Series S)            0.75%          0.00%               0.08%                0.83%
Technology
 (Series T)            1.00%          0.00%               0.50%                1.50%
Mid Cap Value
 (Series V)            0.75%          0.00%               0.09%                0.84%
Main Street Growth
and Income(R)
(Series W)             1.00%          0.00%               0.23%                1.23%
Small Cap Growth
 (Series X)            1.00%          0.00%               0.13%                1.13%
Select 25
 (Series Y)            0.75%          0.00%               0.14%                0.89%

-------------------------------------------------------------------------------------------
1.  The  amount  of the  contingent  deferred  sales  charge  is  determined  by reference to the Contract Year in which the withdrawal is made.  Withdrawals in the first  Contract Year are subject to a charge of 8% declining to 0% in
    Contract Year 9 and later. The contingent  deferred sales charge schedule is different  for the Variflex  Contract - 401(k) and 408(k) and for a Contract
    issued to a Participant  under a Section 403(b) retirement plan sponsored by an institution of higher  education as defined in the Texas  Education Code.
    See "Full and Partial  Withdrawals," page 19 and "Contingent  Deferred Sales
    Charge," page 23 for more information.

2.  The  annual  administration  charge for the  Variflex  Contract - 401(k) and
    408(k) is the lesser of $30 or 2% of Contract Value.
3.  Amounts included as distribution expenses under this caption are the amounts received  by the Fund's  distributor  under the  Brokerage  Plan in the last fiscal year in connection  with the purchase and sale of securities  held by the Fund.
4.  "Other Expenses" for Series G, Series L, Series Q, Series T and Series W are
    based on estimated amounts for the current fiscal year.
5.  Total   expenses  for  Series  I  reflect   voluntary  fee  waivers   and/or
    reimbursement of expenses. In the absence of such waivers or reimbursements,
    Series I's actual  expenses would have been 2.38%.  These fee waivers and/or reimbursements may be discontinued at any time.

--------------------------------------------------------------------------------

EXAMPLES -- The  following  examples show the expenses that you would pay at the end of one, three,  five or ten years (except for the Large Cap Growth,  Capital
Growth,  Small Cap Value,  Technology,  and Main  Street  Growth  and  Income(R)
Subaccounts  which show expenses for only the one and three year  periods).  The examples  assume that any waivers or  reimbursement  of  expenses  currently  in effect, remain in effect for the period shown. The information presented applies if, at the end of those time periods,  the Contract is (1)  surrendered,  or (2)
annuitized or otherwise not  surrendered.  The examples show expenses based upon an allocation of $1,000 to each of the Subaccounts and a hypothetical  return of
5%.

     YOU SHOULD NOT  CONSIDER  THE EXAMPLES  BELOW A  REPRESENTATION  OF PAST OR
FUTURE EXPENSES.  ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. THE
5% RETURN ASSUMED IN THE EXAMPLES IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A
REPRESENTATION OF PAST OR FUTURE ACTUAL RETURNS,  WHICH MAY BE GREATER OR LESSER
THAN THE ASSUMED AMOUNT.

     Example -- You would pay the expenses shown below assuming full  withdrawal of your Contract at the end of the applicable time period:

-----------------------------------------------------------
                                 1      3      5      10
                                YEAR  YEARS  YEARS  YEARS

-----------------------------------------------------------

Equity Subaccount                $102   $126   $156   $248
Large Cap Value Subaccount        102    126    156    248
Money Market Subaccount            99    119    143    222
Global Subaccount                 106    137    175    286
Diversified Income Subaccount     102    127    156    249
Large Cap Growth Subaccount       106    139    ---    ---
Enhanced Index Subaccount         103    130    162    261
International Subaccount          116    167    226    387
Mid Cap Growth Subaccount         102    126    155    247
Global Strategic Income
  Subaccount                      111    153    202    339
Capital Growth Subaccount         106    139    ---    ---
Global Total Return Subaccount    108    144    187    311
Managed Asset Allocation
  Subaccount                      106    138    177    290
Equity Income Subaccount          105    134    169    275
High Yield Subaccount             102    127    158    252
Small Cap Value Subaccount        109    145    ---    ---
Social Awareness Subaccount       102    126    156    248
Technology Subaccount             109    145    ---    ---
Mid Cap Value Subaccount          102    127    156    249
Main Street Growth and
  Income(R) Subaccount            106    138    ---    ---
Small Cap Growth Subaccount       105    135    171    278
Select 25 Subaccount              103    128    159    254

-----------------------------------------------------------

     Example -- You would pay the expenses  shown below  assuming NO withdrawals from your Contract:

-----------------------------------------------------------
                                 1      3      5      10
                                YEAR  YEARS  YEARS  YEARS
-----------------------------------------------------------

Equity Subaccount                 $22  $  68   $116   $248
Large Cap Value Subaccount         22     68    116    248
Money Market Subaccount            19     60    103    222
Global Subaccount                  26     79    135    286
Diversified Income Subaccount      22     68    116    249
Large Cap Growth Subaccount        26     81    ---    ---
Enhanced Index Subaccount          23     72    122    261
International Subaccount           36    111    187    387
Mid Cap Growth Subaccount          22     67    115    247
Global Strategic Income
  Subaccount                       31     95    162    339
Capital Growth Subaccount          26     81    ---    ---
Global Total Return Subaccount     28     87    147    311
Managed Asset Allocation
  Subaccount                       26     80    137    290
Equity Income Subaccount           25     76    129    275
High Yield Subaccount              22     69    118    252
Small Cap Value Subaccount         29     87    ---    ---
Social Awareness Subaccount        22     68    116    248
Technology Subaccount              29     88    ---    ---
Mid Cap Value Subaccount           22     68    116    249
Main Street Growth and
  Income(R) Subaccount             26     80    ---    ---
Small Cap Growth Subaccount        25     77    131    278
Select 25 Subaccount               23     69    119    254

-----------------------------------------------------------

Example - You would pay the expenses  shown below  assuming  full  withdrawal of your  Variflex  Contract - 401(k) and 408(k) at the end of the  applicable  time period:

-----------------------------------------------------------
                                 1      3      5      10
                                YEAR  YEARS  YEARS  YEARS
-----------------------------------------------------------

Equity Subaccount                $102   $146   $186   $248
Large Cap Value Subaccount        102    146    186    248
Money Market Subaccount            99    139    173    222
Global Subaccount                 106    157    205    286
Diversified Income Subaccount     102    146    186    249
Large Cap Growth Subaccount       106    158    ---    ---
Enhanced Index Subaccount         103    150    192    261
International Subaccount          116    186    254    387
Mid Cap Growth Subaccount         102    146    185    247
Global Strategic Income
   Subaccount                     111    172    231    339
Capital Growth Subaccount         106    158    ---    ---
Global Total Return Subaccount    108    163    217    311
Managed Asset Allocation
   Subaccount                     106    158    207    290
Equity Income Subaccount          105    153    199    275
High Yield Subaccount             102    147    188    252
Small Cap Value Subaccount        109    164    ---    ---
Social Awareness Subaccount       102    146    186    248
Technology Subaccount             109    165    ---    ---
Mid Cap Value Subaccount          102    146    186    249
Main Street Growth and
   Income(R) Subaccount           106    157    ---    ---
Small Cap Growth Subaccount       105    154    201    278
Select 25 Subaccount              103    148    189    254

-----------------------------------------------------------

Example -- You would pay the expenses shown below  assuming NO withdrawals  from your Variflex Contract - 401(k) and 408(k):

-----------------------------------------------------------
                                 1      3      5      10
                                YEAR  YEARS  YEARS  YEARS
-----------------------------------------------------------

Equity Subaccount                 $22  $  68   $116   $248
Large Cap Value Subaccount         22     68    116    248
Money Market Subaccount            19     60    103    222
Global Subaccount                  26     79    135    286
Diversified Income Subaccount      22     68    116    249
Large Cap Growth Subaccount        26     81    ---    ---
Enhanced Index Subaccount          23     72    122    261
International Subaccount           36    111    187    387
Mid Cap Growth Subaccount          22     67    115    247
Global Strategic Income
  Subaccount                       31     95    162    339
Capital Growth Subaccount          26     81    ---    ---
Global Total Return Subaccount     28     87    147    311
Managed Asset Allocation
  Subaccount                       26     80    137    290
Equity Income Subaccount           25     76    129    275
High Yield Subaccount              22     69    118    252
Small Cap Value Subaccount         29     87    ---    ---
Social Awareness Subaccount        22     68    116    248
Technology Subaccount              29     88    ---    ---
Mid Cap Value Subaccount           22     68    116    249
Main Street Growth and
  Income(R) Subaccount             26     80    ---    ---
Small Cap Growth Subaccount        25     77    131    278
Select 25 Subaccount               23     69    119    254

-----------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

The following condensed financial  information presents accumulation unit values for each of the years in the ten-year period ended December 31, 2000, as well as ending accumulation units outstanding for Qualified and Non-Qualified  Contracts under the Subaccounts.

-------------------------------------------------------------------------
                                               QUALIFIED
                              -------------------------------------------
                                                          ACCUMULATION
                               BEGINNING     END OF    UNITS OUTSTANDING
SUBACCOUNT           YEAR      OF PERIOD     PERIOD     AT END OF PERIOD
-------------------------------------------------------------------------
Equity
Subaccount           2000        $77.04       $66.40        10,078,355
                     1999         72.11        77.04        12,075,377
                     1998         58.19        72.11        11,996,953
                     1997         45.76        58.19        11,293,953
                     1996         37.75        45.76        10,310,079
                     1995         27.94        37.75         9,203,332
                     1994         28.75        27.94         7,723,910
                     1993         25.59        28.75         6,900,722
                     1992         23.30        25.59         6,640,177
                     1991         17.33        23.30         5,420,372
-------------------------------------------------------------------------
Large Cap Value
Subaccount           2000         62.24        57.34         8,480,619
                     1999         61.86        62.24        12,276,284
                     1998         58.22        61.86        14,055,295
                     1997         46.58        58.22        15,086,547
                     1996         39.88        46.58        15,264,292
                     1995(e)      31.03        39.88        14,963,215
                     1994         32.37        31.03        14,312,801
                     1993         29.89        32.37        13,236,948
                     1992         28.47        29.89        11,381,462
                     1991         20.92        28.47         8,753,337
-------------------------------------------------------------------------
Money Market
Subaccount           2000         20.38        21.34         2,127,226
                     1999         19.71        20.38         3,379,114
                     1998         18.97        19.71         3,068,671
                     1997         18.26        18.97         2,479,744
                     1996         17.59        18.26         3,252,140
                     1995         16.89        17.59         2,989,809
                     1994         16.48        16.89         3,578,026
                     1993         16.26        16.48         2,680,809
                     1992         15.94        16.26         2,373,251
                     1991         15.27        15.94         2,161,924
-------------------------------------------------------------------------
Global Subaccount    2000         27.49        28.12        13,345,698
                     1999         18.11        27.49        12,753,536
                     1998         15.26        18.11        12,848,790
                     1997         14.51        15.26        12,804,601
                     1996         12.51        14.51        11,881,450
                     1995         11.42        12.51        10,236,349
                     1994         11.25        11.42         9,361,197
                     1993          8.65        11.25         5,863,967
                     1992          8.99         8.65         2,070,715
                     1991(b)       8.07         8.99           917,833
-------------------------------------------------------------------------
Diversified
Income Subaccount    2000        $23.92       $25.66         2,354,855
                     1999         25.16        23.92         3,698,583
                     1998         23.58        25.16         3,419,362
                     1997         21.69        23.58         3,446,850
                     1996         22.11        21.69         3,673,833
                     1995         18.87        22.11         3,912,046
                     1994         20.52        18.87         3,891,426
                     1993         18.44        20.52         3,731,587
                     1992         17.37        18.44         2,912,605
                     1991         15.04        17.37         2,255,909
-------------------------------------------------------------------------
Large Cap Growth
Subaccount           2000(g)      10.00         7.91            24,399
-------------------------------------------------------------------------
Enhanced Index
Subaccount           2000         11.14         9.88            53,493
                     1999(f)      10.00        11.14           564,455
-------------------------------------------------------------------------
International
Subaccount           2000         12.89        10.15            11,181
                     1999(f)      10.00        12.89            95,066
-------------------------------------------------------------------------
Mid Cap Growth
Subaccount           2000         39.83        45.95         9,476,967
                     1999         24.90        39.83         6,970,985
                     1998         21.37        24.91         6,781,176
                     1997         18.03        21.37         6,738,379
                     1996         15.46        18.03         5,563,881
                     1995         13.10        15.46         4,387,739
                     1994         13.97        13.10         3,947,047
                     1993         12.44        13.97         2,131,858
                     1992(c)      10.00        12.44           455,105
-------------------------------------------------------------------------
Global Strategic
Income Subaccount    2000         13.19        13.51           298,376
                     1999         13.20        13.19           362,783
                     1998         12.50        13.20           398,409
                     1997         12.00        12.50           425,354
                     1996         10.69        12.00           306,339
                     1995(d)      10.00        10.69           129,589
-------------------------------------------------------------------------
Capital Growth
Subaccount           2000(g)      10.00         7.99            69,633
-------------------------------------------------------------------------
Global Total Return
Subaccount           2000         15.78        13.95         1,197,345
                     1999         14.01        15.78         1,363,679
                     1998         12.59        14.01         1,545,270
                     1997         12.01        12.59         1,672,896
                     1996         10.64        12.01         1,274,106
                     1995(d)      10.00        10.64           611,652
-------------------------------------------------------------------------
Managed Asset
Allocation
Subaccount           2000         17.63        17.25         1,990,484
                     1999         16.26        17.63         2,289,208
                     1998         13.89        16.26         1,950,323
                     1997         11.87        13.89         1,057,271
                     1996         10.66        11.87           626,179
                     1995(d)      10.00        10.66           295,053
-------------------------------------------------------------------------
Equity Income
Subaccount           2000         19.19        21.40         4,034,469
                     1999         18.83        19.19         5,492,102
                     1998         17.49        18.83         5,369,499
                     1997         13.78        17.49         4,135,375
                     1996         11.62        13.78         2,016,966
                     1995(d)      10.00        11.62           604,325
-------------------------------------------------------------------------
High Yield
Subaccount           2000         12.43        12.09             2,576
                     1999         12.43        12.43            89,145
-------------------------------------------------------------------------
Small Cap Value
Subaccount           2000(g)      10.00        10.65            22,150
-------------------------------------------------------------------------
Social Awareness
Subaccount           2000        $34.16       $29.38         4,339,513
                     1999         29.50        34.16         4,298,149
                     1998         22.72        29.50         3,152,738
                     1997         18.75        22.72         2,531,119
                     1996         15.97        18.75         2,083,090
                     1995         12.65        15.97         1,615,845
                     1994         13.31        12.65         1,344,063
                     1993         12.04        13.31           993,233
                     1992         10.47        12.04           513,953
                     1991(a)      10.00        10.47           127,699
-------------------------------------------------------------------------
Technology
Subaccount           2000(g)      10.00         6.08            97,027
-------------------------------------------------------------------------
Mid Cap Value
Subaccount           2000         17.62        23.29            97,916
                     1999         14.89        17.62           577,404
-------------------------------------------------------------------------
Main Street Growth
and Income(R)
Subaccount           2000(g)      10.00         8.95            28,963
-------------------------------------------------------------------------
Small Cap Growth
Subaccount           2000         19.48        17.57            65,591
                     1999         10.31        19.48           992,293
-------------------------------------------------------------------------
Select 25
Subaccount           2000         12.24        10.17            34,746
                     1999(f)      10.00        12.24         1,226,865
-------------------------------------------------------------------------

-----------------------------------------------------------------------
                                         NON-QUALIFIED
                         ----------------------------------------------
                                                  ACCUMULATION UNITS
                           BEGINNING    END OF    OUTSTANDING AT END
SUBACCOUNT         YEAR    OF PERIOD    PERIOD         OF PERIOD
-----------------------------------------------------------------------
Equity
Subaccount         2000       $77.00      $66.37         2,036,358
                   1999        72.07       77.00         2,537,119
                   1998        58.17       72.07         2,665,560
                   1997        45.74       58.17         2,652,767
                   1996        37.74       45.74         2,575,426
                   1995        27.92       37.74         2,306,163
                   1994        28.74       27.92         1,578,797
                   1993        25.58       28.74         1,483,618
                   1992        23.30       25.58         1,766,896
                   1991        17.32       23.30         1,328,865
-----------------------------------------------------------------------
Large Cap Value
Subaccount         2000        62.18       57.29         2,055,288
                   1999        61.81       62.18         2,867,661
                   1998        58.17       61.81         3,323,526
                   1997        46.54       58.17         3,653,913
                   1996        39.84       46.54         3,721,884
                   1995(e)     31.00       39.84         3,669,299
                   1994        32.34       31.00         3,515,364
                   1993        29.87       32.34         3,262,600
                   1992        28.44       29.87         2,560,986
                   1991        20.91       28.44         1,774,534
-----------------------------------------------------------------------
Money Market
Subaccount         2000        20.38       21.34         1,281,580
                   1999        19.71       20.38         1,790,781
                   1998        18.98       19.71         1,314,658
                   1997        18.26       18.98         1,089,550
                   1996        17.59       18.26         1,681,230
                   1995        16.89       17.59         1,469,153
                   1994        16.48       16.89         2,475,349
                   1993        16.26       16.48         1,913,212
                   1992        15.94       16.26         1,031,855
                   1991        15.28       15.94         1,000,378
-----------------------------------------------------------------------
Global Subaccount  2000        27.49       28.12         3,288,694
                   1999        18.11       27.49         3,373,269
                   1998        15.26       18.11         3,724,722
                   1997        14.51       15.26         3,730,734
                   1996        12.51       14.51         3,484,411
                   1995        11.42       12.51         3,140,486
                   1994        11.25       11.42         2,803,304
                   1993         8.65       11.25         2,150,932
                   1992         8.99        8.65           678,110
                   1991(b)      8.07        8.99           279,878
-----------------------------------------------------------------------
Diversified
Income Subaccount  2000       $23.90      $25.64         1,003,346
                   1999        25.14       23.90         1,121,142
                   1998        23.56       25.14         1,321,999
                   1997        21.67       23.56         1,535,471
                   1996        22.09       21.67         1,377,342
                   1995        18.85       22.09         1,325,159
                   1994        20.50       18.85         1,392,830
                   1993        18.42       20.50         1,290,268
                   1992        17.36       18.42           962,775
                   1991        15.02       17.36           784,496
-----------------------------------------------------------------------
Large Cap Growth
Subaccount         2000(g)     10.00        7.91           673,725
-----------------------------------------------------------------------
Enhanced Index
Subaccount         2000        11.14        9.88         2,181,834
                   1999(f)     10.00       11.14           148,669
-----------------------------------------------------------------------
International
Subaccount         2000        12.89       10.15           717,135
                   1999(f)     10.00       12.89            27,983
-----------------------------------------------------------------------
Mid Cap Growth
Subaccount         2000        39.81       45.93         1,270,378
                   1999        24.89       39.81         1,930,663
                   1998        21.36       24.89         2,140,621
                   1997        18.03       21.36         2,019,008
                   1996        15.46       18.03         1,559,302
                   1995        13.09       15.46         1,248,987
                   1994        13.96       13.09         1,211,099
                   1993        12.44       13.96           610,801
                   1992(c)     10.00       12.44            68,338
-----------------------------------------------------------------------
Global
Strategic
Income Subaccount  2000        13.19       13.51           151,984
                   1999        13.20       13.19           155,100
                   1998        12.49       13.20           180,061
                   1997        12.00       12.49           212,934
                   1996        10.69       12.00           178,818
                   1995(d)     10.00       10.69            74,528
-----------------------------------------------------------------------
Capital Growth
Subaccount         2000(g)     10.00        7.99         1,182,612
-----------------------------------------------------------------------
Global Total Return
Subaccount         2000        15.77       13.95           417,905
                   1999        14.01       15.77           501,463
                   1998        12.59       14.01           585,003
                   1997        12.00       12.59           687,020
                   1996        10.64       12.00           532,893
                   1995(d)     10.00       10.64           297,967
-----------------------------------------------------------------------
Managed Asset
Allocatio
Subaccount         2000        17.63       17.25           687,389
                   1999        16.26       17.63           742,405
                   1998        13.89       16.26           739,827
                   1997        11.87       13.89           459,560
                   1996        10.66       11.87           374,276
                   1995(d)     10.00       10.66           226,555
-----------------------------------------------------------------------
Equity Income
Subaccount         2000        19.18       21.39         1,046,838
                   1999        18.83       19.18         1,379,765
                   1998        17.48       18.83         1,427,599
                   1997        13.78       17.48         1,257,818
                   1996        11.62       13.78           710,206
                   1995(d)     10.00       11.62           234,242
-----------------------------------------------------------------------
High Yield
Subaccount         2000        12.43       12.09           301,772
                   1999        12.43       12.43            95,775
-----------------------------------------------------------------------
Small Cap Value
Subaccount         2000(g)     10.00       10.65           231,015
-----------------------------------------------------------------------
Social Awareness
Subaccount         2000       $34.17      $29.41         1,167,835
                   1999        29.51       34.17         1,188,307
                   1998        22.73       29.51         1,036,280
                   1997        18.75       22.73           904,831
                   1996        15.98       18.75           746,852
                   1995        12.66       15.98           612,235
                   1994        13.31       12.66           543,287
                   1993        12.04       13.31           389,861
                   1992        10.47       12.04           226,145
                   1991(a)     10.00       10.47            98,344
-----------------------------------------------------------------------
Technology
Subaccount         2000(g)     10.00        6.08         1,432,636
-----------------------------------------------------------------------
Mid Cap Value
Subaccount         2000        17.62       23.29         2,518,107
                   1999        14.89       17.62           189,495
-----------------------------------------------------------------------
Main Street Growth
and Income(R)
Subaccount         2000(g)     10.00        8.95         1,268,805
-----------------------------------------------------------------------
Small Cap Growth
Subaccount         2000        19.48       17.57         4,570,554
                   1999        10.31       19.48           319,874
-----------------------------------------------------------------------
Select 25
Subaccount         2000        12.24       10.17         4,097,819
                   1999(f)     10.00       12.24           318,343
-----------------------------------------------------------------------
(a) Social Awareness Subaccount was first publicly offered on May 1, 1991.
(b) Effective May 1, 1991,  the  investment  objective of Global  Subaccount was changed  from  high  current  income to  long-term  capital  growth  through investment  in common  stocks and  equivalents  of  companies  domiciled  in foreign countries and the United States.
(c) Mid Cap Growth Subaccount was first publicly offered on October 1, 1992.
(d) Global Strategic Income,  Global Total Return,  Managed Asset Allocation and
    Equity Income Subaccounts were first publicly offered on June 1, 1995.
(e) Effective  June 1,  1995,  the  investment  objective  of  Large  Cap  Value
    Subaccount  was  changed  from  seeking to  provide  income  with  secondary emphasis on capital appreciation to seeking long-term growth of capital with secondary emphasis on income and on January 2, 2001 the investment objective was changed to seeking long-term growth of capital.
(f) Accumulation  unit values for Enhanced  Index,  International  and Select 25
    Subaccounts are for the period May 3, 1999 (the date first publicly offered)
    to December 31, 1999.
(g) Accumulation  unit values for Large Cap Growth,  Capital  Growth,  Small Cap
    Value,  Technology and Main Street Growth and Income(R)  Subaccounts are for
    the period May 1, 2000 (the date first  publicly  offered) to  December  31,
    2000.

--------------------------------------------------------------------------------

INFORMATION ABOUT SECURITY BENEFIT, THE SEPARATE ACCOUNT, AND SBL FUND

SECURITY BENEFIT LIFE INSURANCE  COMPANY -- Security Benefit is a life insurance company  organized  under  the laws of the  State of  Kansas.  It was  organized originally as a fraternal  benefit society and commenced  business  February 22,
1892.  It became a mutual  life  insurance  company  under its  present  name on
January 2, 1950.

     On July 31, 1998,  Security Benefit  converted from a mutual life insurance company to a stock life  insurance  company  ultimately  controlled  by Security
Benefit Mutual Holding  Company,  a Kansas mutual  holding  company.  Membership interests  of  persons  who  were  Contractowners  as of July  31,  1998  became membership interests in Security Benefit Mutual Holding Company as of that date, and  persons  who  acquire  policies  from  Security  Benefit  after  that  date automatically become members in the mutual holding company.

     Security Benefit offers life insurance policies and annuity  contracts,  as well as financial and retirement services.  It is admitted to do business in the
District of Columbia,  and in all states except New York. As of the end of 2000, the Company had total assets of  approximately  $8.3 billion.  Together with its subsidiaries,  the Company has total funds  under  management  of  approximately
$10.3 billion.

     The Principal Underwriter for the Contracts is Security Distributors,  Inc.
("SDI"), 700 SW Harrison Street, Topeka, Kansas 66636-0001. SDI is registered as a  broker/dealer  with  the SEC and is a  wholly-owned  subsidiary  of  Security
Benefit  Group,  Inc.,  a financial  services  holding  company  wholly owned by
Security Benefit.

PUBLISHED  RATINGS  --  Security  Benefit  may  from  time  to time  publish  in advertisements,  sales  literature and reports to Owners,  the ratings and other information  assigned to it by one or more independent rating organizations such as A.M.  Best  Company and  Standard & Poor's.  The purpose of the ratings is to reflect the financial strength and/or claims-paying  ability of Security Benefit and should not be considered as bearing on the investment  performance of assets held in the Separate Account.  Each year A.M. Best Company reviews the financial status  of  thousands  of  insurers,  culminating  in the  assignment  of Best's
Ratings.  These ratings reflect their current opinion of the relative  financial strength and operating  performance of an insurance company in comparison to the norms of the life/health  insurance  industry.  In addition,  the  claims-paying ability of Security Benefit as measured by Standard & Poor's  Insurance  Ratings
Services may be referred to in  advertisements or sales literature or in reports to Owners.  These  ratings are  opinions  of an  operating  insurance  company's financial capacity to meet the obligations of its insurance and annuity policies in  accordance  with their  terms.  Such  ratings do not reflect the  investment performance  of the Separate  Account or the degree of risk  associated  with an investment in the Separate Account.

SEPARATE  ACCOUNT -- Security  Benefit  established  the Separate  Account under
Kansas law on January 31, 1984. The Contract provides that the income, gains, or losses of the  Separate  Account,  whether or not  realized,  are credited to or charged  against  the assets of the  Separate  Account  without  regard to other income, gains, or losses of Security Benefit. Kansas law provides that assets in a separate account  attributable to the reserves and other liabilities under the contracts may not be charged with  liabilities  arising from any other  business that the  insurance  company  conducts  if, and to the extent the  contracts  so provide.  The  Contract  contains  such a provision.  Security  Benefit owns the assets in the Separate Account and is required to maintain  sufficient assets in the  Separate  Account  to meet  all  Separate  Account  obligations  under  the
Contracts.  Security  Benefit may  transfer to its General  Account  assets that exceed anticipated  obligations of the Separate Account. All obligations arising under the  Contracts  are general  corporate  obligations  of Security  Benefit.
Security  Benefit  may invest its own assets in the  Separate  Account for other purposes,  but not to support  contracts other than variable annuity  contracts, and may accumulate in the Separate  Account  proceeds from Contract  charges and investment results applicable to those assets.

     The Separate Account is currently divided into twenty-two Subaccounts.  The
Contract  provides that the income,  gains and losses,  whether or not realized, are  credited  to, or charged  against,  the assets of each  Subaccount  without regard to the income, gains or losses in the other Subaccounts.  Each Subaccount invests exclusively in shares of a specific Series of SBL Fund. Security Benefit may in the future  establish  additional  Subaccounts  of the Separate  Account, which may  invest in other  Series  of SBL Fund or in other  securities,  mutual funds, or investment vehicles.

     The Separate  Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the
SEC does not involve  supervision by the SEC of the administration or investment practices of the Separate Account or of Security Benefit.

SBL FUND -- SBL Fund is an open-end management  investment company of the series type. It is registered with the SEC under the 1940 Act. Such  registration  does not involve  supervision by the SEC of the  investments or investment  policy of the Fund. SBL Fund currently has twenty-two separate portfolios ("Series"), each of which pursues different investment objectives and policies.

     Shares of the Fund  currently  are  offered  only for  purchase by separate accounts of Security Benefit to serve as an investment  medium for variable life insurance  policies and variable annuity  contracts issued by Security  Benefit.
Thus,  SBL Fund serves as an investment  medium for both variable life insurance policies and variable annuity contracts.  This is called "mixed funding." Shares of SBL  Fund  also  may be sold in the  future  to  separate  accounts  of other insurance  companies,  both affiliated and not affiliated with Security Benefit.
This is called "shared funding." Security Benefit currently does not foresee any disadvantages  to  Contractowners  arising from either mixed or shared  funding;
however,  due to  differences  in tax treatment or other  considerations,  it is theoretically  possible  that the  interests of owners of various  contracts for which SBL Fund serves as an investment medium might at some time be in conflict.
However,  Security  Benefit,  the  Fund's  Board  of  Directors,  and any  other insurance  companies that  participate in SBL Fund in the future are required to monitor  events in order to identify any material  conflicts that arise from the use of the Fund for mixed and/or shared  funding.  SBL Fund's Board of Directors is required to determine  what action,  if any,  should be taken in the event of such a conflict.  If such a conflict  were to occur,  Security  Benefit might be required to withdraw the investment of one or more of its separate accounts from
SBL Fund.  This  might  force  the Fund to sell  securities  at  disadvantageous prices.

     A summary of the  investment  objective  of each  Series of SBL Fund is set forth below.  We cannot assure that any Series will achieve its objective.  More detailed  information is contained in the  accompanying  prospectus of SBL Fund,
including   information  on  the  risks  associated  with  the  investments  and investment techniques of each Series.

     SBL  FUND'S  PROSPECTUS  ACCOMPANIES  THIS  PROSPECTUS  AND  SHOULD BE READ
CAREFULLY BEFORE INVESTING.

SERIES A (EQUITY  SERIES) -- Amounts that you allocate to the Equity  Subaccount are  invested  in  Series  A. The  investment  objective  of Series A is to seek long-term  capital  growth by  investing in a broadly  diversified  portfolio of common stocks,  securities  convertible  into common stocks,  preferred  stocks, bonds and other debt securities.

SERIES B (LARGE CAP VALUE  SERIES) -- Amounts that you allocate to the Large Cap
Value  Subaccount are invested in Series B. Series B seeks  long-term  growth of capital by investing  at least 65% of its total  assets in  large-capitalization value  companies.  The Series'  stock  investments  may include  common  stocks,
preferred   stocks   and   convertible   securities   of  both  U.S.   and  U.S.
dollar-denominated  foreign  issuers.  Series B may temporarily  invest in cash, government bonds or money market securities.

SERIES C (MONEY MARKET  SERIES) -- Amounts that you allocate to the Money Market
Subaccount are invested in Series C. The investment  objective of Series C is to provide  as high a level of  current  income as is  consistent  with  preserving capital.  It invests in high quality money market instruments with maturities of not longer than thirteen months.

SERIES D (GLOBAL  SERIES) -- Amounts that you allocate to the Global  Subaccount are  invested  in  Series  D. The  investment  objective  of Series D is to seek long-term growth of capital  primarily  through  investment in common stocks and equivalents of companies domiciled in foreign countries and the United States.

SERIES E  (DIVERSIFIED  INCOME  SERIES)  --  Amounts  that you  allocate  to the
Diversified Income Subaccount are invested in Series E. The investment objective of Series E is to provide  current  income with security of principal.  Series E seeks  to  achieve  this  investment  objective  by  investing  primarily  in  a diversified portfolio of investment-grade  debt securities.  The debt securities in which Series E invests will  primarily be domestic  securities,  but may also include dollar denominated foreign securities.

SERIES G (LARGE CAP GROWTH SERIES) -- Amounts that you allocate to the Large Cap
Growth Subaccount are invested in Series G. The investment objective of Series G is to seek long-term capital growth by investing  primarily in equity securities of large capitalization companies (defined as companies whose total market value is at least $5 billion at the time of purchase).

SERIES H (ENHANCED  INDEX  SERIES) -- Amounts  that you allocate to the Enhanced
Index Subaccount are invested in Series H. The investment  objective of Series H is to seek to outperform the S&P 500 Index through stock selection  resulting in different weightings of common stocks relative to the index.

SERIES  I   (INTERNATIONAL   SERIES)  --  Amounts   that  you  allocate  to  the
International  Subaccount are invested in Series I. The investment  objective of
Series I is to seek long-term  capital  appreciation  by investing  primarily in
non-U.S. equity securities and other securities with equity characteristics.

SERIES J (MID CAP GROWTH  SERIES) -- Amounts  that you  allocate  to the Mid Cap
Growth Subaccount are invested in Series J. The investment objective of Series J is to seek capital  appreciation  through  investment  in a broadly  diversified portfolio of securities which may include common stocks,  preferred stocks, debt securities and securities convertible into common stocks.

SERIES K (GLOBAL  STRATEGIC  INCOME  SERIES) -- Amounts that you allocate to the
Global  Strategic  Income  Subaccount  are invested in Series K. The  investment objective  of  Series K is to seek  high  current  income  and,  as a  secondary objective,  capital  appreciation  by investing in a combination  of foreign and domestic  high-yield,  lower  rated  debt  securities  (commonly  known as "junk bonds").

SERIES L (CAPITAL  GROWTH  SERIES) -- Amounts  that you  allocate to the Capital
Growth Subaccount are invested in Series L. The investment objective of Series L is to  seek  growth  of  capital  by  pursuing  aggressive  investment  policies primarily in equity securities of U.S. companies.

SERIES M (GLOBAL TOTAL RETURN SERIES) -- Amounts that you allocate to the Global
Total Return  Subaccount are invested in Series M. The  investment  objective of
Series M is to seek high total return  consisting  of capital  appreciation  and current  income.  Series M seeks this  objective  through asset  allocation  and security selection by investing in a diversified  portfolio of global equity and bond securities.

SERIES N (MANAGED ASSET  ALLOCATION  SERIES) -- Amounts that you allocate to the
Managed Asset  Allocation  Subaccount  are invested in Series N. The  investment objective  of  Series N is to seek a high  level of total  return  by  investing primarily in a diversified portfolio of debt and equity securities.

SERIES O (EQUITY  INCOME  SERIES) --  Amounts  that you  allocate  to the Equity
Income Subaccount are invested in Series O. The investment objective of Series O is to seek to provide substantial  dividend income and also capital appreciation
by  investing   primarily  in  dividend-paying   common  stocks  of  established
companies.

SERIES P (HIGH  YIELD  SERIES) -- Amounts  that you  allocate  to the High Yield
Subaccount are invested in Series P. The investment  objective of Series P is to seek high current income. Capital appreciation is a secondary objective.  Series
P seeks its objectives by investing  primarily in higher  yielding,  higher risk debt securities (commonly referred to as "junk bonds").

SERIES Q (SMALL CAP VALUE  SERIES) -- Amounts that you allocate to the Small Cap
Value Subaccount are invested in Series Q. The investment  objective of Series Q is to seek capital  growth by investing in  securities  of small  capitalization companies  (defined  as  companies  with a market  capitalization  substantially similar  to that  of  companies  in the  Russell  2500TM  Index  at the  time of investment).

SERIES S (SOCIAL  AWARENESS  SERIES) -- Amounts  that you allocate to the Social
Awareness  Subaccount  are  invested in Series S. The  investment  objective  of
Series S is to seek  capital  appreciation  by  investing  in  various  types of securities  which meet certain social criteria  established for the Series.  The
Series also may invest in  companies  that are included in the Domini 400 Social
IndexSM,  which  companies  will be  deemed to comply  with the  Series'  social criteria.  Series S will invest in a  diversified  portfolio  of common  stocks, convertible securities, preferred stocks and debt securities.

SERIES T  (TECHNOLOGY  SERIES) -- Amounts  that you  allocate to the  Technology
Subaccount are invested in Series T. The investment  objective of Series T is to seek long-term  capital  appreciation  by investing in the equity  securities of technology companies.

SERIES V (MID CAP VALUE  SERIES) --  Amounts  that you  allocate  to the Mid Cap
Value Subaccount are invested in Series V. The investment  objective of Series V is to seek long-term  growth of capital by investing in a diversified  portfolio consisting primarily of common stocks. The Series will invest in stocks that the
Investment Adviser believes are undervalued relative to assets, earnings, growth potential or cash flow.

SERIES W (MAIN STREET GROWTH AND INCOME(R)  SERIES) -- Amounts that you allocate to the Main Street Growth and Income(R) Subaccount are invested in Series W. The investment  objective of Series W is to seek high total return  (which  includes growth in the value of its shares as well as  current  income)  from  equity and debt securities.

SERIES X (SMALL CAP GROWTH SERIES) -- Amounts that you allocate to the Small Cap
Growth Subaccount are invested in Series X. The investment objective of Series X is to seek  long-term  growth of capital by investing  primarily in domestic and
foreign  equity  securities  of  small  capitalization   companies  (defined  as
companies  with  a  market  capitalization  substantially  similar  to  that  of companies in the Russell 2000TM Growth Index at the time of investment).

SERIES Y (SELECT  25  SERIES)  --  Amounts  that you  allocate  to the Select 25
Subaccount are invested in Series Y. The investment  objective of Series Y is to seek  long-term  growth of capital by  concentrating  its  investments in a core position  of 20-30  common  stocks  of growth  companies  which  have  exhibited consistent above average earnings growth.

THE  INVESTMENT  ADVISER -- Security  Management  Company,  LLC, 700 SW Harrison
Street, Topeka, Kansas 66636, serves as Investment Adviser to each Series of SBL
Fund.  The  Investment  Adviser  is  registered  with  the SEC as an  investment adviser.  The Investment Adviser formulates and implements  continuing  programs for the  purchase  and sale of  securities  in  compliance  with the  investment objectives,  policies,  and restrictions of each Series,  and is responsible for the day to day decisions to buy and sell  securities for the Series except Large
Cap Value,  Global,  Enhanced Index,  International,  Global  Strategic  Income,
Capital Growth,  Global Total Return,  Managed Asset Allocation,  Equity Income,
Small Cap Value,  Technology,  Main Street Growth and  Income(R),  and Small Cap
Growth  Series.  See the  accompanying  SBL Fund  prospectus  for  details.  The
Investment  Adviser has engaged The Dreyfus  Corporation,  200 Park Avenue,  New
York, New York 10166, to provide investment advisory services to Large Cap Value
Series;  OppenheimerFunds,  Inc.,  Two World Trade  Center,  New York,  New York
10048-0203,  to provide  investment  advisory services to Global Series and Main
Street Growth and Income(R) Series; Deutsche Asset Management, Inc., 130 Liberty
Street,  New York,  New York 10006 to provide  investment  advisory  services to
Enhanced Index Series and International  Series;  Wellington  Management Company
LLP, 75 State Street, Boston, Massachusetts 02109 to provide investment advisory services to Global  Strategic  Income  Series,  Global Total  Return  Series and
Technology  Series;  T. Rowe Price  Associates,  Inc.,  100 East  Pratt  Street,
Baltimore,  Maryland 21202 to provide  investment  advisory  services to Managed
Asset  Allocation  Series and Equity Income Series;  Strong  Capital  Management
Corporation,  900  Heritage  Reserve,  Menomonee,  Wisconsin  53051  to  provide investment  advisory  services  to Small Cap Value  Series  and Small Cap Growth
Series; and Alliance Capital  Management L.P., 1345 Avenue of the Americas,  New
York, New York 10105 to provide  investment  advisory services to Capital Growth
Series.

THE CONTRACT

GENERAL -- Security Benefit issues the Contract  offered by this Prospectus.  It is a flexible purchase payment deferred  variable annuity.  It is also available as a single purchase payment immediate variable annuity.  To the extent that you allocate  all or a portion of your  purchase  payments to the  Subaccounts,  the
Contract is  significantly  different from a fixed annuity  contract in that you assume  the risk of  investment  gain or loss  under the  Contract  rather  than
Security Benefit.  When you are ready to begin receiving  annuity payments,  the
Contract  provides several Annuity Options under which Security Benefit will pay periodic annuity payments on a variable basis, a fixed basis or both,  beginning on the Annuity  Commencement Date. The amount that will be available for annuity payments will depend on the investment  performance of the  Subaccounts to which you have  allocated  purchase  payments  and the amount of interest  credited on
Contract Value that you have allocated to the Fixed Account.

     The  Contract is  available  for  purchase by an  individual  or group as a non-tax qualified retirement plan  ("Non-Qualified  Plan"). The Contract is also eligible for purchase in connection with certain tax qualified  retirement plans that meet the requirements of Section 401, 403(a),  403(b), 408, 408A, or 457 of
the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently  available  to  retirement  plans that  qualify  as (1)  self-employed individuals'  retirement plans under Section 401, such as HR-10 and Keogh plans,
(2) pension or  profit-sharing  plans established by an employer for the benefit of its  employees  under  Section  401  or  403(a),  (3)  traditional  and  Roth
individual   retirement  accounts  or  annuities,   including  traditional  IRAs
established  by an employer  under a simplified  employees  pension  plan,  or a
SIMPLE IRA plan,  under Section 408, (4) annuity purchase plans of public school systems  and  certain  tax-exempt  organizations  under  Section  403(b)  or (5)
deferred  compensation  plans for employees  established by a unit of a state or local government or by a tax-exempt organization under Section 457. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan.

TYPES OF VARIFLEX  CONTRACTS --  Different  types of the Contract are offered by
Security Benefit through this Prospectus.  The types of the Contract vary in the amount  and  timing of the  minimum  purchase  payments,  and in  various  other respects. The different types of the Contract are described below:

     SINGLE PURCHASE PAYMENT  IMMEDIATE  ANNUITY.  This type of Contract is used for an individual  where a single purchase payment has been allocated to provide for annuity payments to commence immediately.

     FLEXIBLE PURCHASE PAYMENT DEFERRED  ANNUITY.  This type of Contract is used for an individual  where  periodic  purchase  payments will be made with annuity payments to commence at a later date.

     GROUP FLEXIBLE  PURCHASE PAYMENT DEFERRED  ANNUITY  CONTRACT.  This type of
Contract is used when purchase  payments under group plans are to be accumulated until the retirement date of each Participant. Under a Group Allocated Contract,
Contract Value is established  for each  Participant for whom payments are being made and the benefit at retirement  will be determined by your Contract Value at that time.

     Under a Group Unallocated Contract, the purchase payments are not allocated to the individual Participants but are credited to the Contractowner's  account.
When a Participant  becomes entitled to receive payments under the provisions of the Plan,  the  appropriate  amount of Contract  Value may be  withdrawn  by the
Contractowner to provide the Participant with an annuity.

APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial purchase payment to Security  Benefit,  as well as any other form or  information  that  Security  Benefit  may  require.  Security
Benefit  reserves the right to reject an application or purchase payment for any reason,  subject to Security Benefit's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

     The  maximum  age of an Owner or  Annuitant  for which a  Contract  will be issued is age 80 (age 75 for  Contracts  issued in Florida).  If there are Joint
Owners or  Annuitants,  the maximum issue age will be determined by reference to the older Owner or Annuitant.

PURCHASE PAYMENTS -- The minimum initial purchase payment is $500 for a Contract funding a Non-Qualified Plan or Group Unallocated  Contract,  $25 for a Contract
funding a  Qualified  Plan and  $2,500  for single  purchase  payment  immediate annuity.  Thereafter,  you may  choose  the amount  and  frequency  of  purchase payments,  except that the minimum subsequent  purchase payment is $25. Security
Benefit  does not permit  subsequent  purchase  payments  for a single  purchase payment immediate annuity. Total purchase payments exceeding $1 million will not be accepted without prior approval of Security Benefit.

     Security Benefit will apply the initial purchase payment not later than the end of the second  Valuation  Date after the  Valuation  Date it is  received by
Security Benefit;  provided that the purchase payment is preceded or accompanied by an application that contains  sufficient  information to establish an account and properly credit such purchase payment. The application form will be provided
by  Security   Benefit.   If  Security  Benefit  does  not  receive  a  complete
application,  Security  Benefit  will  notify  you  that it does  not  have  the necessary  information to issue a Contract.  If you do not provide the necessary information to Security  Benefit within five Valuation Dates after the Valuation
Date on which Security Benefit first receives the initial purchase payment or if
Security  Benefit  determines it cannot  otherwise issue the Contract,  Security
Benefit  will return the initial  purchase  payment to you unless you consent to
Security  Benefit  retaining the purchase  payment until the application is made complete.

     Security Benefit will credit subsequent  purchase payments as of the end of the Valuation  Period in which they are received by Security Benefit at its Home
Office.  Purchase payments after the initial purchase payment may be made at any time prior to the  Annuity  Commencement  Date,  so long as the Owner is living.
Subsequent  purchase payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code.

ALLOCATION OF PURCHASE  PAYMENTS -- In an appliation for a Contract,  you select the  Subaccounts  or the  Fixed  Account  to  which  purchase  payments  will be allocated.  Purchase  payments will be allocated  according to your instructions contained in the appliation or more recent instructions received, if any, except that no purchase payment  allocation is permitted that would result in less than
$25 per payment being allocated to any one Subaccount or the Fixed Account.  The allocations  must be a whole dollar or whole  percentage.  Available  allocation alternatives include the twenty-two Subaccounts and the Fixed Account.

     You may change the purchase payment allocation instructions by submitting a proper written  request to Security  Benefit's  Home Office.  A proper change in allocation  instructions  will be effective upon receipt by Security  Benefit at its Home  Office  and will  continue  in  effect  until  you  submit a change in instructions  to the  company.  You may make  changes in your  purchase  payment
allocation   and  changes  to  an  existing   Dollar  Cost  Averaging  or  Asset
Reallocation  Option by telephone provided the Telephone Transfer section of the application  or the proper  form is  completed,  signed,  and filed at  Security
Benefit's  Home Office.  Changes in the allocation of future  purchase  payments have no effect on existing Contract Value. You may,  however,  transfer Contract
Value among the  Subaccounts  and the Fixed  Account in the manner  described in
"Transfers of Contract Value," page 19.

DOLLAR COST AVERAGING OPTION -- Prior to the Annuity  Commencement Date, you may
dollar cost average your Contract Value by authorizing  Security Benefit to make periodic  transfers of Contract  Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which  securities are purchased at regular  intervals in fixed dollar amounts so that the cost of the  securities  gets  averaged  over time and possibly over various market cycles.  The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the  Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a
Subaccount's  Accumulation  Units  will  vary,  the  amounts  transferred  to  a
Subaccount  will result in the  crediting of a greater  number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts  transferred  from a  Subaccount  will result in a debiting of a greater number  of units  when the price is low and a lesser  number  of units  when the price is high.  Dollar cost  averaging does not guarantee  profits,  nor does it assure that you will not have losses.

     An Asset Reallocation/Dollar Cost Averaging form is available upon request.
On the form, you must designate  whether  Contract Value is to be transferred on the basis of a specific  dollar  amount,  fixed  period or  earnings  only,  the
Subaccount  or  Subaccounts  to and from which the transfers  will be made,  the desired  frequency  of the  transfers,  which may be on a monthly  or  quarterly basis,  and the length of time during which the transfers  shall continue or the total amount to be transferred over time.

     After  Security  Benefit has  received a Dollar Cost  Averaging  Request in proper form at its Home Office, Security Benefit will transfer Contract Value in the amounts you designate  from the  Subaccount  from which  transfers are to be made to the Subaccount or Subaccounts  you have chosen.  The minimum amount that you may transfer each month or quarter to any one  Subaccount  is $25.  Security
Benefit  will  effect  each  transfer  on the date you  specify or if no date is specified, on the monthly or quarterly anniversary, whichever corresponds to the period  selected,  of the date of  receipt at the Home  Office of a Dollar  Cost
Averaging Request in proper form.  Transfers will be made until the total amount elected has been  transferred,  or until Contract  Value in the Subaccount  from which  transfers are made has been depleted.  Amounts  periodically  transferred under this option are not currently subject to any transfer charges.

     You may instruct  Security  Benefit at any time to terminate  the option by written request to Security  Benefit's Home Office.  In that event, the Contract
Value in the Subaccount  from which  transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise.  If you wish to continue  transferring  on a dollar cost  averaging  basis after the expiration  of  the  applicable  period,  the  total  amount  elected  has  been transferred,  or the  Subaccount  has been  depleted,  or after the Dollar  Cost
Averaging Option has been canceled,  a new Dollar Cost Averaging Request must be completed and sent to the Home Office.  Security  Benefit requires that you wait at least a month (or a quarter  if  transfers  were made on a  quarterly  basis)
before  reinstating  Dollar Cost Averaging  after it has been terminated for any reason.  Security  Benefit may discontinue,  modify,  or suspend the Dollar Cost
Averaging Option at any time.

     You may also  dollar  cost  average  Contract  Value  to or from the  Fixed
Account,  subject to certain  restricions  described  under "The Fixed Account,"
page 28.

ASSET  REALLOCATION  OPTION -- Prior to the Annuity  Commencement  Date, you may
authorize  Security  Benefit  to  automatically  transfer  Contract  Value  on a quarterly,  semiannual  or annual  basis to  maintain  a  particular  percentage
allocation  among  the  Subaccounts.   The  Contract  Value  allocated  to  each
Subaccount  will grow or decline in value at different rates during the selected period. Asset Reallocation  automatically  reallocates the Contract Value in the
Subaccounts to the allocation you selected on a quarterly,  semiannual or annual basis, as you select.  Asset Reallocation is intended to transfer Contract Value from those  Subaccounts  that have increased in value to those  Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment  method does not guarantee  profits,  nor does it assure that you will not have losses.

     To elect this option an Asset  Reallocation  Request in proper form must be received by Security  Benefit at its Home Office.  An Asset  Reallocation/Dollar
Cost Averaging  form is available  upon request.  On the form, you must indicate the applicable  Subaccounts,  the  applicable  time period and the percentage of
Contract Value to be allocated to each Subaccount.

     Upon  receipt of the Asset  Reallocation  Request,  Security  Benefit  will effect a transfer or, in the case of a new  Contract,  will allocate the initial purchase  payment,  among the Subaccounts  based upon the  percentages  that you selected.  If you are a participant in a group Contract qualified under Internal
Revenue Code Section  401, the Asset  Reallocation  Request will be effective on the first  Valuation Date of the calendar  quarter  following the receipt of the request.  Thereafter,  Security Benefit will transfer Contract Value to maintain that  allocation  on  each  quarterly,  semiannual  or  annual  anniversary,  as applicable,  of the date of Security Benefit's receipt of the Asset Reallocation
Request in proper form. The amounts transferred will be credited at the price of the  Subaccount  as of the end of the  Valuation  Date on which the  transfer is effected.  Amounts periodically  transferred under this option are not currently subject to any transfer charges.

     You may instruct  Security  Benefit at any time to terminate this option by written request to Security  Benefit's Home Office.  In that event, the Contract
Value in the  Subaccounts  that has not been  transferred  will  remain in those
Subaccounts  regardless  of the  percentage  allocation  unless you  instruct us otherwise.  If you  wish  to  continue  Asset  Reallocation  after  it has  been canceled, a new Asset  Reallocation/Dollar Cost Averaging form must be completed and sent to Security  Benefit's Home Office.  Security  Benefit may discontinue, modify,  or  suspend,  and  reserves  the  right to  charge a fee for the  Asset
Reallocation Option at any time.

     Contract Value  allocated to the Fixed Account may be included in the Asset
Reallocation option, subject to certain restrictions described in "Transfers and
Withdrawals from the Fixed Account," page 29.

TRANSFERS OF CONTRACT VALUE -- Prior to the Annuity  Commencement  Date, you may
transfer  Contract Value among the  Subaccounts  upon proper written  request to
Security  Benefit's Home Office.  You may make  transfers  (other than transfers pursuant  to the  Dollar  Cost  Averaging  and Asset  Reallocation  Options)  by
telephone if the Telephone  Transfer  section of the  application or proper form has been  completed,  signed and filed at Security  Benefit's  Home Office.  The minimum transfer amount is $500, or the amount remaining in a given  Subaccount.
The minimum  transfer  amount does not apply to transfers  under the Dollar Cost
Averaging or Asset Reallocation Options.

     You may also  transfer  Contract  Value from the  Subaccounts  to the Fixed
Account;  however,  transfers  from the Fixed  Account  to the  Subaccounts  are restricted as described in "The Fixed Account," page 28.

     Security  Benefit  generally  does not limit the  frequency  of  transfers, although Security Benefit reserves the right to limit them as to any individual, or in the future, in general,  to not more than 14 transfers in a Contract Year.
Security Benefit also reserves the right to limit the size and frequency of such transfers, and to discontinue telephone transfers.

CONTRACT  VALUE -- The  Contract  Value  is the sum of the  amounts  under  your
Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

     On each  Valuation  Date,  the amount of Contract  Value  allocated  to any particular  Subaccount will be adjusted to reflect the investment  experience of that  Subaccount.  See  "Determination  of Contract  Value," page 19. No minimum amount of Contract  Value is  guaranteed.  You bear the entire  investment  risk relating to the  investment  performance  of  Contract  Value  allocated  to the
Subaccounts.

DETERMINATION  OF CONTRACT  VALUE -- Your  Contract  Value will vary to a degree that depends upon  several  factors,  including  investment  performance  of the
Subaccounts  to which you have  allocated  Contract  Value,  payment of purchase payments, the amount of any outstanding Contract Debt, partial withdrawals,  and the charges assessed in connection with the Contract.  The amounts  allocated to the Subaccounts  will be invested in shares of the  corresponding  Series of SBL
Fund. The investment  performance of the Subaccounts  will reflect  increases or decreases in the net asset value per share of the  corresponding  Series and any dividends or distributions  declared by a Series. Any dividends or distributions from any Series of the Fund will be  automatically  reinvested  in shares of the same Series, unless Security Benefit, on behalf of the Separate Account,  elects otherwise.

     Assets in the Subaccounts are divided into  Accumulation  Units,  which are accounting  units of measure  used to calculate  the value of a  Contractowner's interest in a Subaccount.  When you allocate  purchase payments to a Subaccount, your Contract is credited with  Accumulation  Units.  The number of Accumulation
Units to be credited is determined  by dividing the dollar  amount  allocated to the  particular  Subaccount by the price for the Subaccount as of the end of the
Valuation Period in which the purchase payment is credited.  In addition,  other transactions  including  loans,  full or  partial  withdrawals,  transfers,  and assessment  of  certain  charges  against  the  Contract  affect  the  number of
Accumulation  Units  credited  to a  Contract.  The number of units  credited or debited in connection  with any such  transaction  is determined by dividing the dollar amount of such transaction by the price of the affected  Subaccount.  The price of each  Subaccount is determined on each  Valuation  Date.  The number of
Accumulation Units credited to a Contract shall not be changed by any subsequent change  in the  value  of an  Accumulation  Unit,  but the  dollar  value  of an
Accumulation  Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

     The price of each  Subaccount's  units  initially  was $10.  The price of a
Subaccount  on any  Valuation  Date takes into  account the  following:  (1) the investment  performance  of the  Subaccount,  which is based upon the investment performance  of the  corresponding  Series of SBL  Fund,  (2) any  dividends  or distributions paid by the corresponding  Series,  (3) the charges,  if any, that may be assessed by Security  Benefit for taxes  attributable to the operation of the  Subaccount,  and (4) the  mortality  and  expense  risk  charge  under  the
Contract.

FULL AND PARTIAL WITHDRAWALS -- A Contractowner may make a partial withdrawal of
Contract  Value,  or surrender the Contract for its Withdrawal  Value. A full or partial  withdrawal,  including  a  systematic  withdrawal,  may be  taken  from
Contract  Value at any time while the Owner is living  and  before  the  Annuity
Commencement  Date,  subject  to  limitations  under  the  applicable  plan  for
Qualified Plans and applicable law. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper written request is received by Security  Benefit at its Home Office.  A proper written request must
include  the  written   consent  of  any  effective   assignee  or   irrevocable
Beneficiary, if applicable.

     The  proceeds  received  upon  a full  withdrawal  will  be the  Contract's
Withdrawal  Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper withdrawal request is received by Security Benefit at its Home Office, less any outstanding  Contract Debt, any
applicable   withdrawal  charge,  a  pro  rata  administration  charge  and  any uncollected premium taxes.

     Security  Benefit  requires the  signature of all Owners on any request for withdrawal,  and a guarantee  of all such  signatures  to effect the transfer or exchange of all or part of the Contract for another  investment.  The  signature guarantee  must be provided by an eligible  guarantor,  such as a bank,  broker, credit union,  national  securities  exchange or savings  association.  Security
Benefit further requires that any request to transfer or exchange all or part of the Contract for another  investment  be made upon a transfer  form  provided by
Security Benefit which is available upon request.

     A partial withdrawal may be requested for a specified  percentage or dollar amount of Contract  Value. A request for a partial  withdrawal  will result in a payment by Security  Benefit of the amount  specified in the partial  withdrawal request  provided there is sufficient  Contract Value to meet the request.  Upon payment,  the  Contract  Value will be reduced by an amount equal to the payment and any applicable withdrawal charge and premium tax. If a partial withdrawal is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000,  Security Benefit reserves the right to treat the partial  withdrawal as a request for a full  withdrawal.  For  Contracts  issued prior to January 4, 1999,  if your  withdrawal  exceeds 90% of  Contract  Value,
Security Benefit may elect to treat your withdrawal as a full withdrawal.

     Security  Benefit will deduct the amount of a partial  withdrawal  from the
Contract  Value in the  Subaccounts  and the  Fixed  Account,  according  to the
Contractowner's  instructions to Security Benefit.  If a Contractowner  does not specify the  allocation,  Security  Benefit will deduct the withdrawal  from the
Contract Value in the Subaccounts and the Fixed Account in the following  order:
Money Market Subaccount,  Diversified Income Subaccount,  High Yield Subaccount,
Global Strategic Income Subaccount,  Managed Asset Allocation Subaccount, Equity
Income Subaccount,  Global Total Return Subaccount,  Large Cap Value Subaccount,
Main Street Growth and Income(R) Subaccount, Equity Subaccount, Large Cap Growth
Subaccount,  Enhanced Index  Subaccount,  Capital Growth  Subaccount,  Select 25
Subaccount,  Social  Awareness  Subaccount,  Mid Cap Value  Subaccount,  Mid Cap
Growth  Subaccount,  Global  Subaccount,  International  Subaccount,  Technology
Subaccount,  Small Cap Value Subaccount and Small Cap Growth Subaccount and then from the Fixed  Account.  The value of each account will be depleted  before the next account is charged.  Security  Benefit is in the process of converting to a new system for administering  this Contract.  Upon completion of the conversion,
Security  Benefit  will  deduct  a  withdrawal,  for  which  you do not  provide instructions,  in the same proportion that the Contract Value is allocated among the Subaccounts and the Fixed Account.

     A full or partial  withdrawal,  including a systematic  withdrawal,  may be subject to a withdrawal  charge if a  withdrawal  is made during the first eight
Contract Years and may be subject to a premium tax charge to reimburse  Security
Benefit  for any tax on  premiums  on a Contract  that may be imposed by various states and municipalities. Security Benefit may deduct a pro rata administration charge upon a full withdrawal.  See "Contingent Deferred Sales Charge," page 23,
"Administration Charge," page 24 and "Premium Tax Charge," page 25.

     A full or partial withdrawal, including a systematic withdrawal, may result in  receipt  of  taxable  income to the Owner  and,  if made  prior to the Owner attaining  age 59 1/2,  may be  subject  to a 10%  penalty  tax.  In the case of
Contracts  issued in connection with retirement plans that meet the requirements of Section  401(a),  403, 408 or 457 of the  Internal  Revenue  Code,  reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on  withdrawals.  For more  information,  see  "Restrictions  on
Withdrawals from Qualified Plans," page 31. The tax consequences of a withdrawal under the Contract  should be carefully  considered.  See "Federal Tax Matters,"
page 32.

SYSTEMATIC  WITHDRAWALS  -- Security  Benefit  currently  offers a feature under which you may select systematic withdrawals. Under this feature, a Contractowner may elect to receive systematic withdrawals while the Owner is living and before the  Annuity  Commencement  Date by sending a  properly  completed  Request  for
Scheduled  Systematic Payments form to Security Benefit at its Home Office. This option may be elected at any time after the first  Contract  Year, or during the first  Contract  Year,  if  Contract  Value  is  $40,000  or more at the time of election.  A Contractowner  may designate the systematic  withdrawal amount as a percentage of Contract Value allocated to the Subaccounts  and/or Fixed Account, as a  fixed  period,  as a  specified  dollar  amount,  as all  earnings  in the
Contract,  or based  upon the life  expectancy  of the  Owner or the Owner and a beneficiary.  A  Contractowner  also may designate the desired  frequency of the systematic  withdrawals,  which  may  be  monthly,  quarterly,  semiannually  or annually.  The  Contractowner  may stop or modify  systematic  withdrawals  upon proper written request  received by Security Benefit at its Home Office at least
30 days in advance of the  requested  date of  termination  or  modification.  A proper  request must include the written  consent of any  effective  assignee or irrevocable Beneficiary, if applicable.

     Each  systematic  withdrawal  must be at  least  $25.  Upon  payment,  your
Contract  Value will be reduced by an amount equal to the payment  proceeds plus any applicable withdrawal charge and premium tax. Any systematic withdrawal that equals or exceeds the Withdrawal Value will be treated as a full withdrawal.  In no event will payment of a systematic  withdrawal  exceed the Withdrawal  Value.
The Contract will automatically  terminate if a systematic withdrawal causes the
Contract's Withdrawal Value to equal zero.

     Security  Benefit will effect each  systematic  withdrawal as of the end of the  Valuation  Period during which the  withdrawal is scheduled.  The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated from the Contractowner's Contract Value in the Subaccounts and
the Fixed Account, as directed by the Contractowner. If a Contractowner does not specify the  allocation,  the  systematic  withdrawal  will be deducted from the
Contract Value in the Subaccounts and the Fixed Account in the following  order:
Money Market Subaccount,  Diversified Income Subaccount,  High Yield Subaccount,
Global Strategic Income Subaccount,  Managed Asset Allocation Subaccount, Equity
Income Subaccount,  Global Total Return Subaccount,  Large Cap Value Subaccount,
Main Street Growth and Income(R) Subaccount, Equity Subaccount, Large Cap Growth
Subaccount,  Enhanced Index  Subaccount,  Capital Growth  Subaccount,  Select 25
Subaccount,  Social  Awareness  Subaccount,  Mid Cap Value  Subaccount,  Mid Cap
Growth  Subaccount,  Global  Subaccount,  International  Subaccount,  Technology
Subaccount,  Small Cap Value Subaccount and Small Cap Growth Subaccount and then from the Fixed  Account.  The value of each account will be depleted  before the next account is charged.  Security  Benefit is in the process of converting to a new system for administering  this Contract.  Upon completion of the conversion,
Security  Benefit  will  deduct a  systematic  withdrawal,  for which you do not provide  instructions,  in the  same  proportion  that  the  Contract  Value  is allocated among the Subaccounts  and the Fixed Account.

     Systematic  withdrawals  generally are subject to any applicable withdrawal charges. Systematic withdrawals may be made without a withdrawal charge provided that you  have not made a free  withdrawal  during  the  Contract  Year and your systematic  withdrawals  do not exceed an amount  determined as follows:  10% of
Contract Value as of the Valuation Date the first systematic  withdrawal request is received during the Contract Year.  Systematic  withdrawals  that exceed this amount are subject to any applicable withdrawal charge.

     Security  Benefit  may,  at  any  time,  discontinue,  modify,  or  suspend systematic withdrawals.  You should consider carefully the tax consequences of a systematic  withdrawal,  including  the 10%  penalty tax which may be imposed on withdrawals  made prior to the Owner  attaining  age 59 1/2.  See  "Federal  Tax
Matters," page 32.

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period,  which is generally a ten-day period beginning when you receive the Contract.  Security
Benefit  will then deem void the  returned  Contract  and will refund to you any purchase payments  allocated to the Fixed Account plus the Contract Value in the
Subaccounts  as of the end of the  Valuation  Period  during  which the returned
Contract is received by Security Benefit.  Security Benefit will refund purchase payments allocated to the Subaccounts rather than Contract Value in those states and circumstances that require it to do so.

DEATH BENEFIT -- If the Owner (or Annuitant if you purchased your Contract prior to  January  4, 1999) dies  prior to the  Annuity  Commencement  Date,  Security
Benefit will pay the death benefit  proceeds to the Designated  Beneficiary upon receipt of due proof of the Owner's (or if applicable,  the  Annuitant's)  death and instructions regarding payment to the Designated  Beneficiary.  If there are
Joint  Owners,  the death  benefit  proceeds will be payable upon receipt of due proof of death of  either  Owner  prior  to the  Annuity  Commencement  Date and instructions regarding payment.

     If the  surviving  spouse  of the  deceased  Owner is the  sole  Designated
Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations.  See "Distribution  Requirements," page 22. If the Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity  Commencement  Date and instructions  regarding  payment.  Additionally,  if the  Owner is not a natural person,  the amount of the death  benefit will be based on the age of the oldest
Annuitant on the date the Contract was issued.  If the death of the Owner occurs on or after the Annuity  Commencement Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options," page 26.

     The  death  benefit  proceeds  will be the  death  benefit  reduced  by any outstanding  Contract Debt and any  uncollected  premium tax. If an Owner (or if applicable,  the Annuitant) dies during the  Accumulation  Period and the age of each Owner (or Annuitant) was 75 or younger on the date the Contract was issued, the amount of the death benefit will be the greatest of:

o    The sum of all Purchase  Payments,  less any reductions  caused by previous withdrawals,

o    The  Contract  Value  on the  date due  proof  of  death  and  instructions regarding payment are received by Security Benefit, or

o    The stepped-up death benefit.

The stepped-up death benefit is:

o    The largest  death  benefit on any  Contract  anniversary  that is an exact multiple of six and occurs prior to the oldest Owner (or if applicable, the
     Annuitant) attaining age 76, plus

o    Any Purchase Payments made since the applicable Contract anniversary, less

o    Any withdrawals since the applicable anniversary.

For  Contracts in effect for six Contract  Years or more as of May 1, 1991,  the
Contract  anniversary  immediately  preceding  May 1, 1991,  is deemed to be the sixth  Contract  anniversary  for purposes of determining  the stepped-up  death benefit.

     If an Owner (or if applicable,  an Annuitant) dies during the  Accumulation
Period and the age of any Owner (or Annuitant) was 76 or greater on the date the
Contract was issued, the death benefit will be the greater of:

o    The  Contract  Value  on the  date due  proof  of  death  and  instructions regarding payment are received by Security Benefit at its Home Office, or

o    Total purchase payments reduced by any partial withdrawals.

     The death benefit proceeds will be paid to the Designated  Beneficiary in a single sum or under one of the  Annuity  Options,  as elected by the  Designated
Beneficiary.  If the Designated Beneficiary is to receive annuity payments under an Annuity  Option,  there may be limits under  applicable law on the amount and duration  of  payments  that  the  Beneficiary  may  receive,  and  requirements respecting timing of payments.  A tax adviser should be consulted in considering
Annuity  Options.   See  "Federal  Tax  Matters,"  page  32  and   "Distribution
Requirements,"  page 22 for a discussion of the tax consequences in the event of death.

     DEATH  BENEFIT FOR  CERTAIN  FLORIDA  RESIDENTS.  If you were a resident of
Florida and purchased your Contract prior to January 4, 1999, your death benefit is as follows.  If the  Annuitant  is 75 or younger as of the date of his or her death,  the  death  benefit  is the  greatest  of:  (1) the sum of all  purchase payments  reduced by any partial  withdrawals;  (2) the Contract Value as of the date due proof of death and  instructions  regarding  payment  are  received  by
Security  Benefit at its Home Office;  or (3) the largest  Contract Value on any
Contract  anniversary  that is an  exact  multiple  of  six,  less  any  partial withdrawals  since that  anniversary.  If the Annuitant is 76 or older as of the date of his or her death, the death benefit is the Contract Value as of the date due proof of death and instructions  regarding  payment are received by Security
Benefit at its Home Office,  less any  applicable  withdrawal  charge.  Security
Benefit currently waives the withdrawal charge applicable to the death benefit.

     DEATH BENEFIT FOR GROUP  UNALLOCATED  CONTRACTS.  The death benefit under a group  unallocated  contract  is  determined  by  reference  to the terms of the
Qualified Plan. The Contractowner  must inform Security Benefit of the amount of the death  benefit,  and its  payment  will be treated as a partial  withdrawal.
Security Benefit will not impose a withdrawal  charge upon such a withdrawal and it will not be considered a free withdrawal under the Contract.

DISTRIBUTION   REQUIREMENTS   --  For  Contracts   issued  in  connection   with
Non-Qualified  Plans,  the federal tax laws require that Security  Benefit pay a death benefit upon the death of the Owner, and Security Benefit will do so under all Contracts, including those issued prior to January 4, 1999. If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue  this  Contract in force  until the  earliest of the  spouse's death or the Annuity Commencement Date or receive the death benefit proceeds.

     For any Designated  Beneficiary other than a surviving  spouse,  only those options may be chosen that  provide for  complete  distribution  of such Owner's interest in the  Contract  within  five years of the death of the Owner.  If the
Designated  Beneficiary is a natural person, that person alternatively can elect to begin receiving  annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy.  If the Owner of the Contract is not a natural person,  these  distribution  rules are applicable upon the death of or a change in the primary Annuitant.

     For Contracts  issued in connection with Qualified  Plans, the terms of the particular  Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on  distributions  following the death of the Owner or  Annuitant.  Because the rules  applicable  to Qualified  Plans are extremely complex, a competent tax adviser should be consulted.

DEATH OF THE ANNUITANT -- For Contracts issued currently,  if the Annuitant dies prior to the Annuity Commencement Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract.
The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new  Annuitant  is not  named,  Security  Benefit  will  designate  the Owner as
Annuitant.  On the death of the Annuitant after the Annuity  Commencement  Date, any  guaranteed  payments  remaining  unpaid  will  continue  to be  paid to the
Designated  Beneficiary  pursuant to the Annuity  Option in force at the date of death. See "Death Benefit," page 21 for a discussion of the death benefit in the event of the Annuitant's death for Contracts issued prior to January 4, 1999.

CHARGES AND DEDUCTIONS

CONTINGENT  DEFERRED  SALES  CHARGE -- Security  Benefit  does not deduct  sales charges from purchase  payments  before  allocating them to your Contract Value.
However,  except as set forth  below,  Security  Benefit may assess a contingent deferred sales charge (which may also be referred to as a withdrawal  charge) on a full or partial withdrawal,  including systematic withdrawals,  depending upon the Contract Year in which the withdrawal is made.

     Security  Benefit will waive the withdrawal  charge on the first withdrawal in any  Contract  Year after the first  Contract  Year,  to the extent that such withdrawal  does not  exceed the Free  Withdrawal  amount.  The Free  Withdrawal amount in any Contract Year is equal to 10% of Contract  Value as of the date of the first  withdrawal in that  Contract  Year.  You forfeit any Free  Withdrawal amount not used on the first  withdrawal  in a  Contract  Year.  The  withdrawal charge  generally  applies to the amount of any withdrawal that exceeds the Free
Withdrawal amount.

     If your  Contract  is  funding  a  charitable  remainder  trust,  the  free withdrawal is available  beginning in the first  Contract Year, and you may make periodic  free  withdrawals  provided  that the total  free  withdrawals  in any
Contract Year do not exceed the Free Withdrawal amount discussed above.

     For Group Unallocated Contracts, the free withdrawal is available after the first Contract  Year.  The first  withdrawal in each calendar month under such a
Contract is free to the extent that total free  withdrawals in any Contract Year do not exceed 10% of Contract Value as of the beginning of that Contract Year.

     The withdrawal  charge does not apply to  withdrawals of earnings.  For the purpose  of  determining  any  withdrawal  charge,  Security  Benefit  deems any withdrawals  that are  subject  to the  withdrawal  charge to be made first from purchase payments and then from earnings.  Free Withdrawal amounts do not reduce purchase payments for the purpose of determining future withdrawal charges.  The amount of the charge will depend on the Contract Year in which the withdrawal is made according to the following schedule:

-----------------------------------------------------------
                              WITHDRAWAL CHARGE
                    ---------------------------------------
 CONTRACT YEAR          THE                VARIFLEX
                     CONTRACT         CONTRACT-401(K) AND
                                            408(K)
-----------------------------------------------------------
       1                8%                    8%
       2                7%                    8%
       3                6%                    8%
       4                5%                    8%
       5                4%                    7%
       6                3%                    6%
       7                2%                    5%
       8                1%                    4%
  9 and later           0%                    0%
-----------------------------------------------------------

     In no event will the amount of any  withdrawal  charge,  when added to such charge  previously  assessed  against any amount  withdrawn  from the  Contract, exceed  8% of  purchase  payments  paid  under the  Contract.  In  addition,  no withdrawal  charge will be imposed upon: (1) payment of death benefit  proceeds;
or (2) annuity  options that  provide for  payments for life,  or a period of at least 7 years (5 years if you purchased your Contract prior to January 4, 1999).
Subject to insurance  department  approval,  the withdrawal  charge also will be waived on a full or  partial  withdrawal  if the Owner  has been  confined  to a hospital or qualified  skilled nursing facility for 90 consecutive days or more.
See "Waiver of  Withdrawal  Charge," page 24.  Security  Benefit will assess the withdrawal  charge  against the  Subaccounts  and the Fixed  Account in the same proportion as the withdrawal proceeds are allocated.

     Security  Benefit  pays  sales  commissions  to  broker-dealers  and  other expenses  associated  with  the  promotion  and  sales  of  the  Contracts.  The withdrawal  charge is designed to  reimburse  Security  Benefit for these costs, although it is expected that actual  expenses will be greater than the amount of the charge.  To the extent that all sales  expenses are not  recovered  from the charge,  such expenses may be recovered  from other charges,  including  amounts
derived   indirectly   from  the  charge  for   mortality   and  expense   risk.
Broker-dealers  may  receive  aggregate  commissions  of up  to 6% of  aggregate purchase  payments  and an annual  trail  commission  of up to 0.25% of Contract
Value.  Security  Benefit also may pay override  payments,  expense  allowances, bonuses,  wholesaler fees and training  allowances.  Registered  representatives earn commissions from the broker-dealers with which they are affiliated and such arrangements will vary. In addition, registered representatives may be eligible, under programs adopted by Security Benefit to receive non-cash compensation such as expense-paid  due diligence trips and educational  seminars.  No compensation will be  offered  to the  extent  it is  prohibited  by the laws of any state or self-regulatory agency, such as the NASD.

WITHDRAWAL  CHARGE  FOR  CERTAIN  TEXAS  PARTICIPANTS  --  Notwithstanding   the
withdrawal charges set forth above, if your Contract was issued after August 14,
2000, under a Section 403(b) retirement plan sponsored by a Texas institution of higher  education  (as defined in the Texas  Education  Code),  your  withdrawal charge schedule is as follows:

-----------------------------------------------
  CONTRACT YEAR           WITHDRAWAL CHARGE
-----------------------------------------------
        1                         7%
        2                         7%
        3                         6%
        4                         5%
        5                         4%
        6                         3%
        7                         2%
   8 and later                    0%
-----------------------------------------------

WAIVER OF WITHDRAWAL CHARGE -- Security Benefit will waive the withdrawal charge in the event of  confinement  to a hospital or nursing  facility,  provided  the following  conditions  are met:  (1) the  Contractowner  has been  confined to a
"hospital" or "qualified skilled nursing facility" (as defined on page 4) for at least  90  consecutive  days  prior  to the  date  of the  withdrawal;  (2)  the
Contractowner  is so confined when Security  Benefit receives the waiver request and became so  confined  after the date the  Contract  was  issued;  and (3) the request for waiver  submitted to Security  Benefit is  accompanied by a properly completed  claim form which may be obtained from Security  Benefit and a written physician's  statement  acceptable  to  Security  Benefit  certifying  that such confinement is a medical necessity and is due to illness or infirmity.

     Security Benefit reserves the right to have the Contractowner examined by a physician of its choice and at its expense to determine if the  Contractowner is eligible for a waiver.  The waiver is not  available in certain  states  pending department  of  insurance  approval.  If the  waiver  is later  approved  by the insurance  department of a state,  Security  Benefit  intends to make the waiver available to all  Contractowners in that state at that time, but there can be no assurance that the waiver will be approved.  Prospective  Contractowners  should contact their agent concerning availability of the waiver in their state.

MORTALITY  AND EXPENSE  RISK CHARGE -- Security  Benefit  deducts a daily charge from the assets of each  Subaccount  for  mortality and expense risks assumed by
Security  Benefit under the  Contract.  The charge is equal to an annual rate of
1.2% of each Subaccount's  average daily net assets.  This amount is intended to compensate  Security  Benefit for certain  mortality and expense risks  Security
Benefit assumes in offering and  administering the Contract and in operating the
Subaccounts.

     The expense risk is the risk that  Security  Benefit's  actual  expenses in issuing and  administering  the Contract and operating the  Subaccounts  will be more than the charges  assessed for such  expenses.  The mortality risk borne by
Security Benefit is the risk that Annuitants,  as a group, will live longer than
Security  Benefit's  actuarial tables predict.  In this event,  Security Benefit guarantees  that annuity  payments will not be affected by a change in mortality experience  that results in the payment of greater  annuity  income than assumed under the Annuity  Options in the  Contract.  Security  Benefit  also  assumes a mortality risk in connection with the death benefit under the Contract.

     Security  Benefit may  ultimately  realize a profit from this charge to the extent it is not needed to cover  mortality  and  administrative  expenses,  but
Security  Benefit may realize a loss to the extent the charge is not sufficient.
Security  Benefit  may use any profit  derived  from this  charge for any lawful purpose, including distribution expenses.

ADMINISTRATION  CHARGE -- Security  Benefit will deduct from your Contract Value an  administration  charge  of $30 (or if less,  2% of  Contract  Value  for the
Variflex  Contract  - 401(k)  and  408(k)).  The  administration  charge  is not assessed  against  Contract Value that has been applied under Annuity  Options 1 through 4, 9 and 10. Security Benefit deducts the administration  charge at each calendar year end, but will waive the charge if your  Contract  Value is $25,000 or more,  and your  Contract  has been in force eight or more years,  as of that date. Security Benefit will deduct the administration  charge from your Contract
Value in the Subaccounts and the Fixed Account in the following order:

-----------------------------------------------------------
  1  Money Market                  12   Enhanced Index
  2  Diversified Income            13   Capital Growth
  3  High Yield                    14   Select 25
  4  Global Strategic Income       15   Social Awareness
  5  Managed Asset Allocation      16   Mid Cap Value
  6  Equity Income                 17   Mid Cap Growth
  7  Global Total Return           18   Global
  8  Large Cap Value               19   International
  9  Main Street Growth            20   Technology
        and Income(R)              21   Small Cap Value
 10   Equity                       22   Small Cap Growth
 11   Large Cap Growth             23   Fixed Account
-----------------------------------------------------------

The value of each account  will be depleted  before the next account is charged.
Security  Benefit  is  in  the  process  of  converting  to  a  new  system  for
administering   this  Contract.   Upon   completion  of  the   conversion,   any
administration charge will be deducted on each annual contract anniversary.  The charge will be deducted from the Contract Value in the Subaccounts and the Fixed
Account in the same  proportion that the Contract Value is allocated among those accounts.

     Security Benefit will deduct a pro rata administration charge upon:

o    A full withdrawal of Contract Value

o    Payment of a death benefit

o    The Annuity  Commencement  Date if one of Annuity Options 1 through 4, 9 or
     10 is elected

o    The first deduction of the  administration  charge if the Contract has been in force for less than a full calendar year

The purpose of this charge is to  reimburse  Security  Benefit for the  expenses associated with administration of the Contract. Security Benefit does not expect to profit from this charge.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums received by insurance  companies on annuity contracts.  Whether or not a premium tax is imposed  will depend  upon,  among  other  things,  the Owner's  state of residence,  the Annuitant's  state of residence,  and the insurance tax laws and
Security  Benefit's  status in a particular  state.  Security Benefit assesses a premium  tax  charge to  reimburse  itself for  premium  taxes that it incurs in connection with a Contract.  Security Benefit currently deducts this charge upon the Annuity  Commencement  Date or upon full or partial  withdrawal if a premium tax was incurred and is not refundable.  Security  Benefit reserves the right to deduct  premium  taxes  when  due or any  time  thereafter.  Premium  tax  rates currently  range from 0% to 3.5%,  but are  subject to change by a  governmental entity.

OTHER  CHARGES  --  Security  Benefit  may charge  the  Separate  Account or the
Subaccounts for the federal,  state, or local taxes incurred by Security Benefit that are  attributable  to the Separate  Account or the  Subaccounts,  or to the
operations  of  Security  Benefit  with  respect  to the  Contract,  or that are attributable to payment of premiums or acquisition costs under the Contract.  No such charge is currently  assessed.  See "Tax Status of Security Benefit and the
Separate Account," page 32 and "Charge for Security Benefit Taxes," page 32.

VARIATIONS IN CHARGES -- Security  Benefit may reduce or waive the amount of the contingent deferred sales charge and administration  charge for a Contract where the expenses  associated with the sale of the Contract or the administrative and maintenance  costs  associated with the Contract are reduced for reasons such as the amount of the initial purchase payment or projected purchase payments or the
Contract is sold in connection with a group or sponsored  arrangement.  Security
Benefit  may also  reduce or waive the  contingent  deferred  sales  charge  and administration  charge on Contracts  sold to  directors,  officers and bona fide full-time  employees  of Security  Benefit  and its  affiliated  companies;  the spouses,  grandparents,  parents,  children,  grandchildren  and sibling of such directors, officers and employees and their spouses; and salespersons (and their spouses and minor  children)  who are  licensed  with  Security  Benefit to sell variable annuities.

GUARANTEE OF CERTAIN CHARGES -- Security Benefit  guarantees that the charge for mortality  and  expense  risks  will not  exceed an annual  rate of 1.2% of each
Subaccount's  average  daily net assets and the  administration  charge will not exceed $30 per year.

SBL FUND EXPENSES -- Each Subaccount of the Separate Account purchases shares at the net asset value of the  corresponding  Series of SBL Fund.  Each Series' net asset value  reflects the  investment  advisory fee and other  expenses that are deducted from the assets of the Series. These fees and expenses are not deducted from the Subaccounts,  but are paid from the assets of the corresponding Series.
As a result,  the Owner  indirectly  bears a pro rata  portion  of such fees and expenses.  The advisory fees and other  expenses,  if any,  which are more fully described in SBL Fund's  prospectus,  are not specified or fixed under the terms of the Contract.

ANNUITY PERIOD

GENERAL -- You select the Annuity  Commencement Date at the time of application.
If you  purchase a single  purchase  payment  immediate  annuity,  your  annuity payments will commence  immediately.  Otherwise,  your Annuity Commencement Date may not be prior to the third annual Contract Anniversary (ninth annual Contract
Anniversary for Contracts issued in Oregon after August 31, 1999) and may not be deferred  beyond the  Annuitant's  95th  birthday  (90th  birthday for Contracts issued prior to January 4, 1999).  The terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity  Commencement  Date, the Annuity  Commencement Date
will be the later of the Annuitant's  65th birthday or the tenth annual Contract
Anniversary.  See  "Selection  of an  Option,"  page  28.  If  there  are  Joint
Annuitants,  the birthdate of the older  Annuitant will be used to determine the latest Annuity Commencement Date.

     On the Annuity  Commencement  Date, the proceeds under the Contract will be applied to provide an annuity  under one of the options  described  below.  Each option is available in two  forms--either as a variable annuity for use with the
Subaccounts or as a fixed annuity for use with the Fixed Account.  A combination variable and fixed annuity is also  available.  Variable  annuity  payments will fluctuate with the investment  performance of the applicable  Subaccounts  while fixed annuity payments will not. Unless you direct  otherwise,  proceeds derived from Contract Value allocated to the  Subaccounts  will be applied to purchase a variable annuity and proceeds derived from Contract Value allocated to the Fixed
Account  will be applied to purchase a fixed  annuity.  The  proceeds  under the
Contract will be equal to your Contract Value in the  Subaccounts  and the Fixed
Account as of the Annuity  Commencement  Date, reduced by any applicable premium taxes,  any outstanding  Contract Debt, and for Options 1 through 4, 9 and 10, a pro rata administration charge.

     The Contracts  provide for several Annuity  Options.  Security  Benefit may make other Annuity Options available upon request. Although Options 1 through 10 may not be described, or are numbered differently,  in some Contracts,  Security
Benefit makes these Options available to all Contractowners,  except that Option
9 is not available under certain forms of the Contract.  Annuity  payments under
Annuity  Options 1 through  4, 9 and 10 are based upon  annuity  rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 10, the annuity rates will vary based on the age and sex of the  Annuitant,  except that unisex rates are available where required by law. The annuity rates reflect your life expectancy based upon your age as of the Annuity Commencement Date and your gender,  unless unisex rates apply. The annuity rates are based upon the 1983(a)
mortality  table and are adjusted to reflect an assumed  interest  rate of 3.5%, compounded  annually.  In the case of  Options 5 through 8 as  described  below, annuity  payments are based upon Contract Value without regard to annuity rates.
If no Annuity  Option has been  selected,  annuity  payments will be made to the
Annuitant under an automatic option which shall be an annuity payable during the lifetime of the Annuitant with payments guaranteed to be made for 10 years under
Option 2.

     Annuity Options 1 through 4 and 10 provide for annuity  payments to be made during the lifetime of the Annuitant.  Annuity payments under such options cease in the  event  of the  Annuitant's  death,  unless  the  option  provides  for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater
for  shorter  guaranteed  periods  and  less  for  longer  guaranteed   periods.
Similarly,  payments  will be  greater  for life  annuities  than for  joint and survivor annuities,  because payments for life annuities are expected to be made for a shorter period.

     You  may  elect  to  receive  annuity  payments  on a  monthly,  quarterly, semiannual, or annual basis, although no payments will be made for less than $50
($25 for Contracts issued prior to January 4,1999). If the frequency of payments selected  would  result in  payments  of less  than $50 (or $25 if  applicable),
Security Benefit reserves the right to change the frequency.

     You may designate or change an Annuity  Commencement  Date, Annuity Option, or Annuitant,  provided proper written notice is received by Security Benefit at its Home  Office at least 30 days  prior to the  Annuity  Commencement  Date set forth in the Contract.  The date selected as the new Annuity  Commencement  Date must be at least 30 days after the date  written  notice  requesting a change of
Annuity Commencement Date is received at Security Benefit's Home Office.

     Once annuity  payments have commenced under Annuity Options 1 through 4 and
10, an Annuitant or Owner cannot change the Annuity Option and cannot  surrender his or her annuity  and receive a lump sum  settlement  in lieu  thereof.  Under
Annuity  Options 5 through 8, full or partial  withdrawals may be made after the
Annuity  Commencement  Date,  subject to any applicable  withdrawal  charge. The
Contract  specifies  annuity  tables for Annuity  Options 1 through 4, 9 and 10, described  below.  The tables contain the guaranteed  minimum dollar amount (per
$1,000  applied) of the FIRST  annuity  payment for a variable  annuity and each annuity payment for a fixed annuity.

ANNUITY OPTIONS--

     OPTION 1 -- LIFE INCOME.  Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's  death occurred prior to the due date of the second annuity  payment,  two if death occurred prior to the due date of the third annuity  payment,  etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS
GUARANTEED  UNDER  THIS  OPTION.  PAYMENTS  WILL  CEASE  UPON  THE  DEATH OF THE
ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     OPTION 2 -- LIFE INCOME WITH GUARANTEED  PAYMENTS OF 5, 10, 15 OR 20 YEARS.
Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant,  payments have been made for less than a stated period,  which may be five, ten,  fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary.

     OPTION 3 -- LIFE WITH INSTALLMENT REFUND OPTION.  Periodic annuity payments will be made during the lifetime of the  Annuitant  with the promise that, if at the death of the  Annuitant,  the number of payments  that has been made is less than the number  determined by dividing the amount  applied under this Option by the amount of the first annuity  payment,  annuity payments will continue to the
Designated Beneficiary until that number of payments has been made.

     OPTION 4 -- JOINT AND LAST SURVIVOR. Periodic annuity payments will be made during the lifetime of either  Annuitant.  It is possible  under this Option for only one annuity  payment to be made if both Annuitants died prior to the second annuity  payment due date,  two if both died prior to the third annuity  payment due  date,  etc.  AS IN THE CASE OF  OPTION  1,  THERE IS NO  MINIMUM  NUMBER OF
PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST
SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     OPTION 5 -- PAYMENTS FOR SPECIFIED  PERIOD.  Periodic annuity payments will be made for a fixed period,  which may be from five to twenty years,  as elected by the  Owner,  with the  guarantee  that,  if, at the death of all  Annuitants, payments have been made for less than the selected  fixed period,  the remaining unpaid payments will be paid to the Designated Beneficiary.

     OPTION 6 -- PAYMENTS OF A SPECIFIED  AMOUNT.  Periodic  annuity payments of the amount  elected by the Owner will be made until Contract Value is exhausted, with the guarantee  that,  if, at the death of all  Annuitants,  all  guaranteed payments have not yet been made, the remaining  unpaid  payments will be paid to the Designated Beneficiary.

     OPTION 7 --  DEPOSIT  OPTION.  The  amount  due under the  Contract  on the
Annuity  Commencement  Date may be left on deposit with Security  Benefit in its
General Account with interest at the rate of not less than 2% per year. Interest will be paid  annually,  semiannually,  quarterly or monthly as you elect.  This
Option is not available under Contracts used in connection with Qualified Plans.

     OPTION 8 -- AGE RECALCULATION. Periodic annuity payments will be made based upon the  Annuitant's  life  expectancy,  or the joint  life  expectancy  of the
Annuitant and his or her beneficiary,  at the Annuitant's  attained age (and the beneficiary's  attained or adjusted age, if applicable)  each year. The payments are  computed by  reference to  government  actuarial  tables and are made until
Contract Value is exhausted. Upon the Annuitant's death, any Contract Value will be paid to the Designated Beneficiary.

     OPTION 9 -- PERIOD CERTAIN.  Periodic  annuity  payments will be made for a stated period which may be five, ten, fifteen or twenty years, as elected by the
Owner.  If the  Annuitant  dies prior to the end of the  period,  the  remaining payments will be made to the Designated Beneficiary.

     OPTION  10 --  JOINT  AND  CONTINGENT  SURVIVOR  OPTION.  Periodic  annuity payments will be made during the life of the primary  Annuitant.  Upon the death of the primary  Annuitant,  payments  will be made to the  contingent  Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant,  no payments will be made to the contingent Annuitant.
It is possible under this Option for only one annuity payment to be made if both
Annuitants  died prior to the second annuity  payment due date, two if both died prior to the third  annuity  payment due date,  etc. AS IN THE CASE OF OPTIONS 1
AND 4, THERE IS NO MINIMUM  NUMBER OF  PAYMENTS  GUARANTEED  UNDER THIS  OPTION.
PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE
NUMBER OF PAYMENTS RECEIVED.

     VALUE OF VARIABLE  ANNUITY  PAYMENTS:  ASSUMED  INTEREST  RATE. The annuity tables in the Contract which are used to calculate variable annuity payments for
Annuity Options 1 through 4, 9 and 10 are based on an "assumed interest rate" of
3 1/2%,  compounded  annually.  Variable annuity payments  generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable  Subaccounts  during the interim period  adjusted for the assumed interest rate. If the  performance  of the  Subaccount  selected is equal to the assumed  interest  rate,  the  annuity  payments  will remain  constant.  If the performance of the  Subaccounts  is greater than the assumed  interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity  payments will decline.  A higher assumed interest rate would mean a higher  initial  annuity  payment  but the amount of the annuity  payment  would increase  more slowly in a rising  market (or the amount of the annuity  payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

SELECTION OF AN OPTION -- You should  carefully  review the Annuity Options with your  financial  or tax  advisers.  For  Contracts  used  in  connection  with a
Qualified Plan, reference should be made to the terms of the particular plan and the  requirements  of  the  Internal  Revenue  Code  for  pertinent  limitations respecting  annuity  payments and other matters.  For instance,  Qualified Plans generally  require  that  annuity  payments  begin no later  than April 1 of the calendar year  following the year in which the Annuitant  reaches age 70 1/2. In addition,  under  Qualified  Plans,  the period  elected  for receipt of annuity payments  under  Annuity  Options  (other than Life Income)  generally may be no longer than the joint life  expectancy of the Annuitant and  beneficiary  in the year that the Annuitant  reaches age 70 1/2, and must be shorter than such joint life  expectancy if the  beneficiary is not the  Annuitant's  spouse and is more than ten years younger than the Annuitant.  New regulations  proposed by the IRS in January 2001 may significantly change these rules,  generally by reducing the amount of the  distributions  required,  beginning in 2002. These proposed rules may be used under some circumstances for distributions  attributable to the year
2001.  For  Non-Qualified  Plans,  SBL does not  allow  annuity  payments  to be deferred  beyond the  Annuitant's  95th  birthday  (90th  birthday for Contracts issued prior to January 4, 1999).

THE FIXED ACCOUNT

     You may  allocate all or a portion of your  purchase  payments and transfer
Contract  Value to the Fixed  Account.  Amounts  allocated to the Fixed  Account become part of Security  Benefit's  General  Account,  which  supports  Security
Benefit's insurance and annuity  obligations.  The General Account is subject to regulation  and  supervision  by the Kansas  Department of Insurance and is also subject to the insurance laws and  regulations of other  jurisdictions  in which the Contract is distributed.  In reliance on certain  exemptive and exclusionary provisions,  interests  in  the  Fixed  Account  have  not  been  registered  as securities  under  the  Securities  Act of 1933 (the  "1933  Act") and the Fixed
Account has not been  registered as an investment  company under the  Investment
Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act.  Security  Benefit has been  advised that the staff of the SEC has not reviewed the  disclosure in this  Prospectus  relating to the Fixed Account.
This  disclosure,  however,  may be  subject  to  certain  generally  applicable provisions  of  the  federal  securities  laws  relating  to  the  accuracy  and completeness of statements made in the Prospectus.  This Prospectus is generally intended  to serve as a  disclosure  document  only for  aspects  of a  Contract involving the Separate Account and contains only selected information  regarding the Fixed Account.  For more information  regarding the Fixed Account,  see "The
Contract," page 16.

     Amounts  allocated to the Fixed Account become part of the General  Account of Security  Benefit,  which  consists of all assets  owned by Security  Benefit other than those in the Separate Account and other separate accounts of Security
Benefit.  Subject to applicable law,  Security  Benefit has sole discretion over investment of the assets of its General Account.

INTEREST -- Contract  Value  allocated to the Fixed Account earns  interest at a fixed rate or rates that are paid by Security Benefit. The Contract Value in the
Fixed  Account  earns  interest at an interest  rate that is guaranteed to be at least an  annual  effective  rate of 3% which  will  accrue  daily  ("Guaranteed
Rate").  Such  interest  will  be  paid  regardless  of  the  actual  investment experience  of the Fixed  Account.  In  addition,  Security  Benefit  may in its discretion pay interest at a rate  ("Current  Rate") that exceeds the Guaranteed
Rate.  Security  Benefit will  determine  the Current Rate, if any, from time to time.

     Contract  Value  allocated or  transferred  to the Fixed  Account will earn interest at the  Current  Rate,  if any,  in effect on the date such  portion of
Contract Value is allocated or transferred to the Fixed Account.  Contract Value allocated  or  transferred  to the  Fixed  Account  at one  point in time may be credited with a different  Current Rate than amounts allocated or transferred to the Fixed Account at another point in time.  For example,  amounts  allocated to the Fixed  Account in June may be credited  with a different  current  rate than amounts allocated to the Fixed Account in July. Therefore,  at any time, various portions of your Contract Value in the Fixed Account may be earning  interest at different  Current  Rates  depending  upon the point in time such  portions were allocated  or  transferred  to the Fixed  Account.  Security  Benefit  bears the investment  risk for the Contract  Value  allocated to the Fixed Account and for paying  interest  at the  Guaranteed  Rate on  amounts  allocated  to the  Fixed
Account.

     For purposes of  determining  the interest rates to be credited on Contract
Value in the  Fixed  Account,  withdrawals,  loans or  transfers  from the Fixed
Account will be deemed to be taken from  purchase  payments  and Contract  Value allocated  to the Fixed  Account on a first in,  first out basis.  Any  interest attributable  to such  amounts  shall be deemed to be taken before the amount of the purchase payment or other Contract Value allocated to the Fixed Account. For more information about transfers and withdrawals from the Fixed Account, see the discussion  of the Fixed  Account  options  below.  For more  information  about transfers and withdrawals from the Fixed Account, see "Transfers and Withdrawals
From the Fixed Account," below.

DEATH  BENEFIT -- The death benefit under the Contract will be determined in the same  fashion for a Contract  that has  Contract  Value  allocated  to the Fixed
Account as for a Contract that has Contract Value allocated to the  Subaccounts.
See "Death Benefit," page 21.

CONTRACT  CHARGES -- Premium taxes,  withdrawal  charges and the  administration charge will be the same for  Contractowners  who allocate  purchase  payments or transfer  Contract Value to the Fixed Account as for those who allocate purchase payments or transfer Contract Value to the Subaccounts. The charge for mortality and  expense  risks will not be  assessed  against  the Fixed  Account,  and any amounts that Security Benefit pays for income taxes allocable to the Subaccounts will not be charged  against the Fixed  Account.  In addition,  you will not pay directly or indirectly  the investment  advisory fees and operating  expenses of
SBL  Fund to the  extent  Contract  Value is  allocated  to the  Fixed  Account;
however,  you also will not  participate  in the  investment  experience  of the
Subaccounts.

TRANSFERS AND  WITHDRAWALS  FROM THE FIXED  ACCOUNT -- You may transfer  amounts from the  Subaccounts  to the Fixed  Account  and from the Fixed  Account to the
Subaccounts,  subject to the  following  limitations.  Transfers  from the Fixed
Account are limited in a Contract Year to not more than the greatest of:

1.   $5,000,

2.   one-third of the Contract Value  allocated to the Fixed Account at the time of the first transfer from the Fixed Account in the Contract Year, or

3.   120% of the amount  transferred  from the Fixed Account during the previous
     Contract Year.

Security Benefit reserves the right for a period of time to allow transfers from the Fixed  Account in amounts  that exceed the limits set forth  above  ("Waiver
Period").  In any Contract Year following such a Waiver Period, the total dollar amount that may be  transferred  from the Fixed  Account is the greatest of: (1)
above;  (2)  above;  or (3)  120%  of the  lesser  of:  (i)  the  dollar  amount transferred  from the Fixed Account in the previous  Contract  Year; or (ii) the maximum dollar amount that would have been allowed in the previous Contract Year under the transfer provisions above absent the Waiver Period.

     The minimum  amount  that you may  transfer  from the Fixed  Account to the
Subaccounts  is the  lesser  of (i) $500 or (ii) the  amount of  Contract  Value allocated to the Fixed Account. Transfer of Contract Value pursuant to the Asset
Reallocation  Option is not  currently  subject  to any  minimums.  The  minimum transfer under the Dollar Cost Averaging Option is $25. The Company reserves the right to limit the  number  of  transfers  permitted  each  Contract  Year to 14 transfers and to limit the amount that may be subject to transfer.

     You may also make full or partial  withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts.  However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from  the  Loan  Account.  See  "Full  and  Partial  Withdrawals,"  page  19 and
"Systematic   Withdrawals,"  page  20.  In  addition,  to  the  same  extent  as
Contractowners  with Contract Value in the Subaccounts,  the Owner of a Contract
used in connection with a Qualified Plan may obtain a loan if so permitted under the terms of the Qualified Plan. See "Loans," page 30.

PAYMENTS  FROM THE FIXED  ACCOUNT -- Full and partial  withdrawals,  loans,  and transfers  from the Fixed  Account may be delayed  for up to six months  after a written  request in proper  form is  received  by  Security  Benefit at its Home
Office. During the period of deferral,  interest at the applicable interest rate or rates will  continue to be credited  to the  amounts  allocated  to the Fixed
Account.  However, payment of any amounts will not be deferred if they are to be used to pay premiums on any policies or contracts issued by Security Benefit.

MORE ABOUT THE CONTRACT

OWNERSHIP -- The Contractowner is the person named as such in the application or in any later change  shown in Security  Benefit's  records.  While  living,  the
Contractowner  alone has the right to receive  all  benefits  and  exercise  all rights that the  Contract  grants or  Security  Benefit  allows,  subject to any limitations  under your Qualified Plan. The Owner may be an entity that is not a living person such as a trust or corporation  referred to herein as "Non-natural
Persons." See "Federal Tax Matters," page 32.

     JOINT  OWNERS.  The  Joint  Owners  will be joint  tenants  with  rights of survivorship  and upon the death of an Owner,  the surviving  Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

DESIGNATION  AND CHANGE OF  BENEFICIARY  -- The  Designated  Beneficiary  is the
person having the right to the death benefit,  if any, payable upon the death of the  Owner  or  Joint  Owner  (or  if  applicable,  the  Annuitant)  during  the
Accumulation  Period.  The  Designated  Beneficiary  is the first  person on the following  list who is alive  on the  date of  death of the  Owner or the  Joint
Owner:  the Owner;  the Joint  Owner;  the Primary  Beneficiary;  the  Secondary
Beneficiary;  the  Annuitant;  or if none of the above are  alive,  the  Owner's estate.  If you purchased your Contract prior to January 4, 1999, the Designated
Beneficiary  is the first person on the following  list who is alive on the date of death of the Annuitant: the Primary Beneficiary, the Secondary Beneficiary or
if none of the above are alive, the Annuitant's  estate. The Primary Beneficiary is the individual  named as such in the application or any later change shown in
Security Benefit's records.  Careful consideration should be given to the manner in which the Contract is registered,  as well as the  designation of the Primary
Beneficiary.  The Contractowner  may change the Primary  Beneficiary at any time while the Contract is in force by written  request on forms provided by Security
Benefit and received by Security Benefit at its Home Office. The change will not be binding on Security  Benefit  until it is received  and  recorded at its Home
Office.  The change will be effective as of the date the form is signed  subject to any  payments  made or other  actions  taken by Security  Benefit  before the change is received and recorded. A Secondary Beneficiary may be designated.  The
Owner may  designate a permanent  Beneficiary  whose  rights  under the Contract cannot be changed without his or her consent.

     Reference  should be made to the terms of a particular  Qualified  Plan and any applicable law for any  restrictions  or limitations on the designation of a
Beneficiary.  Many qualified  plans do not allow the  designation of any primary beneficiary  except a spouse  unless  the  spouse  consents  and the  consent is witnessed by a plan representative or a Notary Public.

DIVIDENDS -- The Contract may share in the surplus earnings of Security Benefit.
However,  the  current  dividend  scale is zero and  Security  Benefit  does not anticipate  that  dividends  will be paid.  Certain  states  will not permit the
Contract to be issued as a dividend-paying policy.

PAYMENTS  FROM THE  SEPARATE  ACCOUNT -- Security  Benefit  will pay any full or partial  withdrawal  benefit  or death  benefit  proceeds  from  Contract  Value allocated to the Subaccounts,  and will effect a transfer between Subaccounts or from a Subaccount to the Fixed Account on the Valuation Date a proper request is received  at Security  Benefit's  Home  Office.  However,  Security  Benefit can
postpone  the  calculation  or payment of such a payment or  transfer of amounts from the  Subaccounts to the extent  permitted  under  applicable  law, which is currently permissible only for any period:

o    During  which the New York Stock  Exchange is closed  other than  customary weekend and holiday closings,

o    During  which  trading  on the New York Stock  Exchange  is  restricted  as determined by the SEC,

o    During which an emergency,  as determined by the SEC, exists as a result of which (i)  disposal  of  securities  held by the  Separate  Account  is not reasonably  practicable,  or  (ii)  it is  not  reasonably  practicable  to determine the value of the assets of the Separate Account, or

o    For such other periods as the SEC may by order permit for the protection of investors.

PROOF OF AGE AND  SURVIVAL  --  Security  Benefit  may  require  proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS  -- If you  misstate  the age or sex of an  Annuitant or age of an
Owner, the correct amount paid or payable by Security Benefit under the Contract shall be such as the Contract  Value would have  provided for the correct age or sex (unless unisex rates apply).

LOANS -- If you own a Contract  issued in connection with a retirement plan that is qualified  under Section 403(b) of the Internal  Revenue Code, you may borrow money under your Contract  using the Contract Value as the only security for the loan. You may obtain a loan by submitting a proper  written  request to Security
Benefit.  A loan  must be taken  prior to the  Annuity  Commencement  Date.  The minimum  loan that may be taken is  $1,000  ($500  for  Contracts  issued in New
Jersey).  The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1)  $50,000  reduced by the excess of: (a) the  highest outstanding loan balance within the preceding  12-month period ending on the day before the date the loan is made; over (b) the  outstanding  loan balance on the date the loan is made; or (2) 50% of the Contract Value or $10,000, whichever is greater.  The Internal Revenue Code requires aggregation of all loans made to an individual  employee  under a single  employer  plan.  However,  since  Security
Benefit has no information concerning outstanding loans with other providers, we will only use information  available under annuity  contracts  issued by us, and you will be responsible for determining your loan limits  considering loans from other  providers.  Reference  should  be made to the  terms  of your  particular
Qualified Plan for any additional loan restrictions.

     When an eligible  contractowner  takes a loan,  Contract Value in an amount equal to the loan amount is transferred  from the  Subaccounts  and/or the Fixed
Account into an account called the "Loan Account." Amounts allocated to the Loan
Account  earn 3%,  the  minimum  rate of  interest  guaranteed  under  the Fixed
Account. In addition, 10% of the loaned amount will be held in the Fixed Account as security for the loan and will earn the Current Rate.

     Interest  will be charged for the loan and will accrue on the loan  balance from the effective  date of any loan. The loan interest rate will be 5% (5.5% if your Contract was issued prior to January 4, 1999).  Because the Contract  Value maintained  in the Loan  Account  (which  will earn 3%) will  always be equal in amount to the outstanding loan balance, the net cost of a loan is 2%.

     Loans must be repaid  within five  years,  unless the loan is to be used to acquire your principal  residence,  in which case the loan must be repaid within
30 years.  You must make loan repayments on at least a quarterly  basis, and you may  prepay  your loan at any time.  Upon  receipt of a loan  payment,  Security
Benefit will transfer  Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts  according to your current  instructions  with respect to purchase  payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.

     If you do not make any required loan payment within 30 days of the due date for loans with a monthly  repayment  schedule  or within 90 days of the due date for loans with a  quarterly  repayment  schedule,  your total  outstanding  loan balance will be deemed to be in default for tax reporting  purposes.  The entire loan  balance,  with any  accrued  interest,  will be  reported as income to the
Internal  Revenue Service  ("IRS").  Security  Benefit may agree to extend these deadlines for late payments within any limits imposed by IRS regulations. Once a loan has gone into default,  regularly  scheduled payments will not be accepted.
No new loans will be allowed while a loan is in default.  Interest will continue to  accrue  on a loan in  default.  Contract  Value  equal to the  amount of the accrued interest will be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value
upon  the   Contractowner's   attaining   age  59  1/2.  The  Contract  will  be
automatically  terminated if the  outstanding  loan balance on a loan in default equals or exceeds the Withdrawal  Value.  The proceeds from the Contract will be used to repay the debt and any  applicable  withdrawal  charge.  Because  of the adverse  tax  consequences  associated  with  defaulting  on a loan,  you should carefully  consider your ability to repay the loan and should consult with a tax advisor before requesting a loan.

     While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account.  Outstanding Contract Debt will reduce the amount of proceeds paid  upon  full  withdrawal,  upon  payment  of the  death  benefit,  and  upon annuitization.  In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.

     You should consult with your tax adviser on the effect of a loan.

     Loans are not available in certain states  pending  department of insurance approval.  If loans are later  approved by the insurance  department of a state,
Security  Benefit  intends  to make  loans  available  to all  Owners  of 403(b)
contracts in that state at that time,  but there can be no assurance  that loans
will  be  approved.   Prospective  Contractowners  should  contact  their  agent concerning availability of loans in their state.

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally,  a Qualified Plan
may not provide for the distribution or withdrawal of amounts  accumulated under the Plan until after a fixed number of years,  the attainment of a stated age or
upon  the  occurrence  of  a  specific  event  such  as  hardship,   disability,
retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal,  as described in this Prospectus,  unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular  Qualified  Plan, the Internal  Revenue Code and other  applicable law for any limitation or  restriction  on  distributions  and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution  from a Qualified Plan before the  participant  reaches age 59 1/2.
See the discussion under "Tax Penalties," page 39.

     Section  403(b)  imposes   restrictions  on  certain   distributions   from
tax-sheltered  annuity contracts meeting the requirements of Section 403(b). The restrictions  apply to tax years beginning on or after January 1, 1989.  Section
403(b) requires that distributions from Section 403(b)  tax-sheltered  annuities that are attributable to your contributions made after December 31, 1988 under a salary  reduction  agreement  begin  only  after you (i) reach age 59 1/2,  (ii)
separate from service, (iii) die, (iv) become disabled, or (v) incur a hardship.
Furthermore,  we may not  distribute to you on account of hardship gains accrued after December 31, 1988 attributable to such contributions.  Hardship,  for this purpose,  is generally defined as an immediate and heavy financial need, such as paying for medical  expenses,  the  purchase of a residence,  or paying  certain tuition expenses, that may ONLY be met by the distribution.

     If you own a Contract purchased as a Section 403(b)  tax-sheltered  annuity contract,  you will not be  entitled  to make a full or partial  withdrawal,  as described in this  Prospectus,  in order to receive  proceeds  from the Contract attributable to your  contributions  under a salary  reduction  agreement or any gains  credited to such Contract after December 31, 1988 unless one of the above conditions has been satisfied.  In the case of transfers of amounts  accumulated in a different  Section 403(b)  contract to this Contract under a Section 403(b)
program,  the  withdrawal  constraints  described  above  would not apply to the amount  transferred to the Contract  designated as attributable to your December
31,  1988  account  balance  under  the  old  contract,   provided  the  amounts
transferred  between  contracts  qualified  as a  tax-free  exchange  under  the
Internal  Revenue Code. You may be able to transfer your  Contract's  Withdrawal
Value to certain  other  investment  alternatives  meeting the  requirements  of
Section  403(b)  that  are  available  under  your  employer's   Section  403(b)
arrangement.

     The  distribution  or withdrawal  of amounts under a Contract  purchased in connection  with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant  and in some  instances may also result in a penalty tax.
Therefore,  you should carefully consider the tax consequences of a distribution or withdrawal  under a Contract and you should  consult a competent tax adviser.
See "Federal Tax Matters," page 32.

RESTRICTIONS UNDER THE TEXAS OPTIONAL  RETIREMENT -- If you are a Participant in
the Texas Optional Retirement Program,  your Contract is subject to restrictions required under the Texas Government Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education.

FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use by
individuals  and  groups  as  a  non-tax  qualified   retirement  plan  and  for
individuals  and groups which are  Qualified  Plans under the  provisions of the
Internal  Revenue Code ("Code").  The ultimate effect of federal income taxes on the amounts  held under a Contract,  on annuity  payments,  and on the  economic benefits to the Owner,  the Annuitant,  and the  Beneficiary or other payee will depend  upon the type of  retirement  plan,  if any,  for which the  Contract is purchased,  the tax and  employment  status of the  individuals  involved  and a number of other factors. The discussion contained herein and in the Statement of
Additional  Information  is  general  in  nature  and is not  intended  to be an exhaustive  discussion  of all questions  that might arise in connection  with a
Contract.  It is based upon  Security  Benefit's  understanding  of the  present federal income tax laws as currently interpreted by the Internal Revenue Service
("IRS"),  and is not intended as tax advice. No representation is made regarding the likelihood of  continuation of the present federal income tax laws or of the current  interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely.  Moreover, no attempt has been made to consider any applicable  state or other laws.  Because of the inherent  complexity of the tax laws and the  fact  that tax  results  will  vary  according  to the  particular circumstances of the individual involved and, if applicable, the Qualified Plan, you should  consult  with a qualified  tax adviser  regarding  the purchase of a
Contract,  the selection of an Annuity  Option under a Contract,  the receipt of annuity payments under a Contract or any other transaction involving a Contract.
SECURITY BENEFIT DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX
CONSEQUENCES  ARISING  FROM,  ANY  CONTRACT  OR ANY  TRANSACTION  INVOLVING  THE
CONTRACT.

TAX STATUS OF SECURITY BENEFIT AND THE SEPARATE ACCOUNT --

     GENERAL.  Security Benefit intends to be taxed as a life insurance  company under Part I,  Subchapter L of the Code.  Because the operations of the Separate
Account form a part of Security  Benefit,  Security  Benefit will be responsible for any federal  income taxes that become  payable with respect to the income of the Separate Account and its Subaccounts.

     CHARGE FOR  SECURITY  BENEFIT  TAXES.  A charge may be made for any federal taxes  incurred  by  Security  Benefit  that are  attributable  to the  Separate
Account,  the Subaccounts or to the operations of Security  Benefit with respect to the Contracts or attributable  to payments,  premiums,  or acquisition  costs under the  Contracts.  Security  Benefit will review the question of a charge to the Separate  Account,  the Subaccounts or the Contracts for Security  Benefit's
federal  taxes  periodically.  Charges  may become  necessary  if,  among  other reasons,  the tax treatment of Security  Benefit or of income and expenses under the  Contracts is ultimately  determined to be other than what Security  Benefit currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in Security Benefit's tax status.

     Under  current laws,  Security  Benefit may incur state and local taxes (in addition to premium taxes) in several  states.  At present,  these taxes are not significant.  If there is a  material  change in  applicable  state or local tax laws,  Security Benefit reserves the right to charge the Separate Account or the
Subaccounts  for such taxes,  if any,  attributable  to the Separate  Account or
Subaccounts.

     DIVERSIFICATION  STANDARDS.  Each  Series of SBL Fund will be  required  to adhere to  regulations  adopted by the Treasury  Department  pursuant to Section
817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance  company separate  accounts funding variable  contracts.  Pursuant  to  these  regulations,  on the last day of each calendar quarter (or on any day within 30 days thereafter),  no more than 55% of the total assets of a Series may be represented by any one  investment,  no more than 70% may be  represented  by any two  investments,  no more  than 80% may be represented by any three investments, and no more than 90% may be represented by any four  investments.  For purposes of Section  817(h),  securities of a single issuer  generally  are treated as one  investment  but  obligations  of the U.S.
Treasury and each U.S.  Governmental  agency or  instrumentality  generally  are treated as securities of separate  issuers.  The Separate  Account,  through the
Series,  intends  to comply  with the  diversification  requirements  of Section
817(h).

     In certain  circumstances,  owners of  variable  annuity  contracts  may be considered  the owners,  for federal  income tax purposes,  of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate  account  assets would be includable in the variable contractowner's  gross  income.  The IRS has stated in published  rulings that a variable  contractowner  will be considered the owner of separate account assets if the contractowner  possesses  incidents of ownership in those assets, such as the  ability to  exercise  investment  control  over the  assets.  The  Treasury
Department  also  announced,  in  connection  with the  issuance of  regulations concerning  diversification,  that those  regulations  "do not provide  guidance concerning the  circumstances  in which investor control of the investments of a segregated  asset  account may cause the  investor  (i.e.,  the  contractowner), rather than the insurance  company,  to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments  to  particular  subaccounts  without being treated as owners of the underlying assets." Guidance issued to date has no application to the Contract.

     The  ownership  rights under the Contract are similar to, but  different in certain  respects  from,  those  described by the IRS in rulings in which it was determined that  policyowners  were not owners of separate  account assets.  For example,  the  Contractowner has additional  flexibility in allocating  purchase payments and Contract Values.  These differences could result in a Contractowner being  treated as the owner of a pro rata  portion of the assets of the Separate
Account. In addition,  Security Benefit does not know what standards will be set forth, if any, in the  regulations or rulings which the Treasury  Department has stated it expects to issue.  Security  Benefit  therefore  reserves the right to modify  the  Contract,  as  it  deems  appropriate,  to  attempt  to  prevent  a
Contractowner  from being considered the owner of a pro rata share of the assets of the Separate Account.  Moreover, in the event that regulations or rulings are adopted,  there can be no assurance that the Subaccounts will be able to operate as  currently  described  in the  Prospectus,  or that SBL Fund will not have to change any Series' investment objective or investment policies.

INCOME  TAXATION OF ANNUITIES IN  GENERAL--NON-QUALIFIED  PLANS -- Section 72 of
the Code governs the taxation of annuities.  In general,  a Contractowner is not taxed on  increases  in value  under an  annuity  contract  until  some  form of distribution is made under the contract.  However,  the increase in value may be subject to tax currently under certain  circumstances.  See "Contracts  Owned by
Non-Natural  Persons,"  page  34  and  "Diversification   Standards,"  page  33.
Withholding of federal income taxes on all  distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies Security Benefit of that election.

     SURRENDERS OR  WITHDRAWALS  PRIOR TO THE ANNUITY  COMMENCEMENT  DATE.  Code
Section 72 provides  that amounts  received  upon a total or partial  withdrawal
(including  systematic  withdrawals)  from  a  Contract  prior  to  the  Annuity
Commencement  Date  generally will be treated as gross income to the extent that the cash value of the Contract  immediately  before the  withdrawal  (determined without  regard to any  surrender  charge  in the case of a partial  withdrawal)
exceeds the  "investment in the  contract." The  "investment in the contract" is that  portion,  if any,  of  purchase  payments  paid under a Contract  less any distributions  received previously under the Contract that are excluded from the recipient's  gross income.  The taxable  portion is taxed at ordinary income tax rates.  For  purposes  of this rule,  a pledge or  assignment  of a contract  is treated as a payment received on account of a partial withdrawal of a Contract.

     SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY COMMENCEMENT DATE. Upon a
complete surrender,  the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

     For fixed annuity  payments,  the taxable portion of each payment generally is  determined  by  using  a  formula  known  as the  "exclusion  ratio,"  which establishes  the ratio that the  investment  in the Contract  bears to the total expected amount of annuity payments for the term of the Contract.  That ratio is then  applied  to each  payment  to  determine  the  non-taxable  portion of the payment.  The  remaining  portion of each  payment is taxed at  ordinary  income rates.  For variable  annuity  payments,  the taxable portion of each payment is
determined  by  using  a  formula  known  as  the  "excludable   amount,"  which
establishes the non-taxable portion of each payment.  The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the  Contract  by the  number of  payments  to be made.  The  remainder  of each variable  annuity  payment is taxable.  Once the  excludable  portion of annuity payments  to date  equals the  investment  in the  Contract,  the balance of the annuity payments will be fully taxable.

     PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS.  With respect to amounts withdrawn or distributed  before the taxpayer  reaches age 59 1/2, a penalty tax is imposed  equal to 10% of the portion of such amount  which is  includable  in gross income.  However,  the penalty tax is not applicable to  withdrawals:  (i)
made  on or  after  the  death  of the  owner  (or  where  the  owner  is not an individual,  the  death  of  the  "primary  annuitant,"  who is  defined  as the individual  the events in whose life are of primary  importance in affecting the timing and amount of the payout under the Contract);  (ii)  attributable  to the taxpayer's  becoming  totally  disabled  within  the  meaning  of  Code  Section
72(m)(7);  (iii)  which are part of a series  of  substantially  equal  periodic payments  (not  less  frequently  than  annually)  made  for the  life  (or life expectancy)  of the taxpayer,  or the joint lives (or joint life  expectancy) of the taxpayer and his or her beneficiary;  (iv) from certain qualified plans; (v)
under a so-called  qualified  funding asset (as defined in Code Section 130(d));
(vi) under an immediate  annuity  contract;  or (vii) which are  purchased by an employer on termination  of certain types of qualified  plans and which are held by the employer until the employee separates from service.

     If the penalty tax does not apply to a surrender or  withdrawal as a result of the  application  of  item  (iii)  above,  and the  series  of  payments  are subsequently modified (other than by reason of death or disability), the tax for the first year in which the  modification  occurs will be increased by an amount
(determined  by the  regulations)  equal to the tax that would have been imposed but for  item  (iii)  above,  plus  interest  for the  deferral  period,  if the modification  takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or
(b) before the taxpayer reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS--

     DISTRIBUTION-AT-DEATH RULES. In order to be treated as an annuity contract, a contract must provide the following two  distribution  rules: (a) if any owner dies on or after the Annuity  Commencement  Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the method in effect on the owner's death;
and (b) if any owner  dies  before the  Annuity  Commencement  Date,  the entire interest in the Contract must generally be  distributed  within five years after the  date  of  death,  or,  if  payable  to a  designated  beneficiary,  must be annuitized  over the life of that  designated  beneficiary  or over a period not extending beyond the life expectancy of that beneficiary,  commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased  owner,  the Contract  (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

     Generally,  for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual,  the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner.  Finally,  in the case of joint  owners,  the distribution-at-death  rules will be applied by treating  the death of the first owner  as the  one to be  taken  into  account  in  determining  generally  when distributions  must  commence,  unless the sole  Designated  Beneficiary  is the deceased owner's spouse.

     GIFT OF ANNUITY CONTRACTS.  Generally, gifts of non-tax qualified Contracts prior to the  Annuity  Commencement  Date  will  trigger  tax on the gain on the
Contract,  with the donee getting a stepped-up  basis for the amount included in the donor's  income.  The 10%  penalty tax and gift tax also may be  applicable.
This  provision  does not apply to  transfers  between  spouses or incident to a divorce.

     CONTRACTS  OWNED  BY  NON-NATURAL  PERSONS.  If the  Contract  is held by a non-natural  person (for  example,  a  corporation)  the income on that Contract
(generally  the increase in net surrender  value less the purchase  payments) is includable  in  taxable  income  each  year.  The rule does not apply  where the
Contract is acquired by the estate of a decedent,  where the Contract is held by certain types of  retirement  plans,  where the Contract is a qualified  funding asset for structured  settlements,  where the Contract is purchased on behalf of an  employee  upon  termination  of a  qualified  plan,  and in the  case  of an immediate annuity.  An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

     MULTIPLE  CONTRACT  RULE.  For  purposes of  determining  the amount of any distribution  under Code Section 72(e) (amounts not received as annuities)  that is includable in gross income, all Non-Qualified annuity contracts issued by the same  insurer  to the same  Contractowner  during  any  calendar  year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's  Annuity  Commencement  Date, such as a partial surrender,  dividend,  or loan, will be taxable (and possibly subject to the 10%
penalty tax) to the extent of the combined income in all such contracts.

     In addition,  the Treasury  Department  has broad  regulatory  authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts  that are paid as  annuities  (on and after the Annuity  Commencement
Date)  under  annuity  contracts  issued by the same  company  to the same owner during any calendar year. In this case,  annuity payments could be fully taxable
(and  possibly  subject to the 10%  penalty  tax) to the extent of the  combined income  in all such  contracts  and  regardless  of  whether  any  amount  would otherwise have been excluded from income because of the "exclusion  ratio" under the contract.

     POSSIBLE TAX CHANGES.  In recent years,  legislation has been proposed that would have adversely modified the federal taxation of certain  annuities.  There is always the  possibility  that the tax treatment of annuities  could change by legislation  or other  means  (such as IRS  regulations,  revenue  rulings,  and judicial decisions).  Moreover,  although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

     TRANSFERS,  ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer of ownership of a Contract,  the designation of an Annuitant,  payee or other beneficiary who is not also the Owner, the selection of certain Annuity Commenceent Dates or the exchange of a Contract may result in certain tax  consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer,  assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

QUALIFIED  PLANS -- The Contract may be used with Qualified  Plans that meet the requirements of Section 401, 403(a),  403(b), 408 or 457 of the Code. If you are
purchasing  the  Contract as an  investment  vehicle for one of these  Qualified
Plans, you should consider that the Contract does not provide any additional tax advantages to that already  available through the Qualified Plan.  However,  the
Contract does offer  features and benefits in addition to providing tax deferral that other  investments may not offer,  including  death benefit  protection for your  beneficiaries  and annuity  options which  guarantee  income for life. You should  consult  with your  financial  professional  as to whether  the  overall
benefits   and  costs  of  the  Contract  are   appropriate   considering   your
circumstances.

     The tax rules  applicable  to  participants  in such  Qualified  Plans vary according to the type of plan and the terms and  conditions  of the plan itself.
No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate  retirement savings under the  plans.  Adverse  tax  or  other  legal  consequences  to the  plan,  to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments,  unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the
Contract. Contractowners,  Annuitants, and beneficiaries, are cautioned that the rights of any person to any benefits under such  Qualified  Plans may be subject to the terms and  conditions  of the plans  themselves  or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, Security Benefit may accept beneficiary designations and payment  instructions  under the  terms of the  Contract  without  regard to any spousal consents that may be required under the plan or the Employee  Retirement
Income Security Act of 1974 (ERISA). Consequently, a Contractowner's beneficiary designation or elected payment option may not be enforceable.

     The  amounts  that may be  contributed  to  Qualified  Plans are subject to limitations  that  vary  depending  on the  type of  Plan.  In  addition,  early distributions  from most Qualified Plans may be subject to penalty taxes, or for
certain  plans,   could  cause  the  Plan  to  be   disqualified.   Furthermore,
distributions   from  most  Qualified  Plans  are  subject  to  certain  minimum distribution  rules.  Failure  to  comply  with  these  rules  could  result  in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes.
As a result,  the  minimum  distribution  rules may  limit the  availability  of certain Annuity  Options to certain  Annuitants and their  beneficiaries.  These
requirements  may  not  be  incorporated   into  Security   Benefit's   Contract
administration   procedures.   Owners,   participants  and   beneficiaries   are
responsible  for  determining  that   contributions,   distributions  and  other
transactions with respect to the Contracts comply with applicable law.

     The  following  are brief  descriptions  of the various  types of Qualified
Plans and the use of the Contract therewith:

     SECTION 401. Code Section 401 permits  employers to establish various types of retirement plans (e.g.,  pension,  profit sharing and 401(k) plans) for their employees. For this purpose,  self-employed individuals (proprietors or partners operating a trade or business) are treated as employees  and therefore  eligible to participate in such plans.  Retirement  plans  established in accordance with
Section 401 may permit the purchase of Contracts to provide benefits thereunder.

     In order for a retirement plan to be "qualified" under Code Section 401, it must: (i) meet certain minimum standards with respect to participation, coverage and vesting;  (ii) not discriminate in favor of "highly compensated"  employees;
(iii) provide  contributions or benefits that do not exceed certain limitations;
(iv)  prohibit  the use of plan  assets for  purposes  other than the  exclusive benefit  of the  employees  and their  beneficiaries  covered  by the plan;  (v)
provide  for  distributions  that  comply  with  certain  minimum   distribution
requirements;  (vi) provide for certain  spousal  survivor  benefits;  and (vii)
comply with numerous other qualification requirements.

     A  retirement  plan  qualified  under  Code  Section  401 may be  funded by employer  contributions,  employee  contributions or a combination of both. Plan participants  are  normally not subject to tax on employer  contributions  until such amounts are actually distributed from the plan. Depending upon the terms of the  particular  plan,  employee  contributions  may be  made  on a  pre-tax  or after-tax basis. In addition,  plan  participants are not taxed on plan earnings derived from either employer or employee  contributions  until such earnings are distributed.

     Each employee's  interest in a retirement plan qualified under Code Section
401 must  generally be  distributed  or begin to be  distributed  not later than
April 1 of the calendar  year  following the later of the calendar year in which the employee reaches age 70 1/2, for employees who are not 5% owners, or retires
("required beginning date").  Periodic  distributions must not extend beyond the life of the employee or the lives of the  employee and a designated  beneficiary
(or over a period  extending  beyond the life  expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

     If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed within five years of the  employee's  death.  However,  the  five-year  rule  will be deemed satisfied,  if  distributions  begin  before  the  close  of the  calendar  year following the year of the employee's  death to a designated  beneficiary and are made over the life of the beneficiary (or over a period not extending beyond the life  expectancy  of the  beneficiary).  If the  designated  beneficiary  is the employee's  surviving  spouse,  distributions  may be delayed until the employee would have reached age 70 1/2.

     If an employee dies after reaching his or her required  beginning date, the employee's  interest  in the plan  must  generally  be  distributed  at least as rapidly  as under  the  method  of  distribution  in  effect  at the time of the employee's death.

     New  regulations  proposed  by the IRS in  January  2001 may  significantly change  these  rules,  generally  by  reducing  the amount of the  distributions required,  beginning  in 2002.  These  proposed  rules  may be used  under  some circumstances for distributions attributable to the year 2001.

     Annuity  payments  distributed  from a retirement plan qualified under Code
Section 401 are taxable under  Section 72 of the Code.  Section 72 provides that the portion of each payment  attributable to  contriutions  that were taxable to the employee in the year made, if any, is excluded from gross income as a return of the employee's investment.  The portion so excluded is determined by dividing the employee's  investment in the plan by (1) the number of anticipated payments determined  under a table set forth in Section 72 of the Code or (2) in the case of a contract  calling for installment  payments,  the number of monthly annuity payments  under such  contract.  The  portion  of each  payment in excess of the exclusion amount is taxable as ordinary income.  Once the employee's  investment has been recovered,  the full annuity  payment will be taxable.  If the employee should die prior to recovering his entire investment, the unrecovered investment will be allowed as a deduction  on his final  return.  If the  employee  made no contributions  that were  taxable  when made,  the full  amount of each  annuity payment is taxable to him as ordinary income.

     A "lump-sum"  distribution  from a  retirement  plan  qualified  under Code
Section 401 is eligible for favorable tax treatment.  A "lump-sum"  distribution means the  distribution  within one taxable year of the balance to the credit of the employee which becomes payable: (i) on account of the employee's death, (ii)
after the  employee  attains  age 59 1/2,  (iii) on  account  of the  employee's termination  of employment  (in the case of a common law employee  only) or (iv)
after the employee has become  disabled (in the case of a  self-employed  person only).

     As a general  rule, a lump-sum  distribution  is fully  taxable as ordinary income except for an amount equal to the employee's investment, if any, which is recovered tax-free.  However, ten-year averaging and capital-gains treatment may be available to an employee who reached age 50 before 1986.

     Distributions  from a retirement  plan qualified under Code Section 401 may be eligible for a tax-free rollover to either another qualified  retirement plan or to an individual  retirement  account or annuity (IRA). See "Rollovers," page
38.

     SECTION  403(B).  Code Section 403(b)  permits public school  employees and
employees  of  certain  types  of   charitable,   educational   and   scientific
organizations  specified in Section  501(c)(3)  of the Code to purchase  annuity contracts,  and,  subject  to  certain  limitations,  to  exclude  the amount of purchase  payments  from gross  income for tax  purposes.  The  Contract  may be purchased in connection with a Section 403(b) annuity program.

     Section  403(b)  annuities  must  generally be provided  under a plan which
meets   certain   minimum   participation,   coverage,   and   nondiscrimination
requirements.   Section  403(b)  annuities  are  generally  subject  to  minimum distribution  requirements  similar  to those  applicable  to  retirement  plans qualified under Section 401 of the Code. See "Section 401," page 36.

     A  Section  403(b)   annuity   contract  may  be  purchased  with  employer
contributions,  employee  contributions  or a combination of both. An employee's rights  under  a  Section  403(b)  contract  must  be  nonforfeitable.  Numerous limitations  apply to the amount of contributions  that may be made to a Section
403(b)  annuity  contract.  The applicable  limit will depend upon,  among other things,  whether the annuity  contract is  purchased  with  employer or employee contributions.

     Amounts used to purchase Section 403(b) annuities  generally are excludable from the taxable income of the employee.  As a result,  all  distributions  from such annuities are normally taxable in full as ordinary income to the employee.

     A Section  403(b)  annuity  contract  must  prohibit  the  distribution  of employee  contributions  (including  earnings  thereon) until the employee:  (i)
attains  age 59 1/2,  (ii)  terminates  employment;  (iii)  dies;  (iv)  becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship).

     Distributions  from a Section 403(b) annuity contract may be eligible for a tax-free  rollover to either another  Section  403(b) annuity  contract or to an individual retirement account or annuity (IRA). See "Rollovers," page 38.

     SECTIONS 408 AND 408A. INDIVIDUAL RETIREMENT ANNUITIES.  Section 408 of the
Code permits eligible  individuals to establish  individual  retirement programs through the purchase of Individual  Retirement Annuities  ("traditional  IRAs").
The Contract may be  purchased as an IRA. The IRAs  described in this  paragraph are called  "traditional IRAs" to distinguish them from "Roth IRAs" which became available in 1998. (Roth IRAs are described on page 38.)

     IRAs are subject to limitations on the amount that may be contributed,  the persons who may be eligible and on the time when  distributions  must  commence.
Depending  upon  the  circumstances  of  the  individual,   contributions  to  a
traditional IRA may be made on a deductible or  non-deductible  basis.  IRAs may not be transferred,  sold,  assigned,  discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed $2,000 (except in the case of a rollover contribution). Any refund of premium  must be applied to the payment of future  premiums  or the  purchase of additional benefits.

     Sale  of the  Contract  for  use  with  IRAs  may  be  subject  to  special requirements  imposed by the IRS.  Purchasers  of the Contract for such purposes will be provided with such  supplementary  information as may be required by the
IRS or other appropriate  agency, and will have the right to revoke the Contract under certain  circumstances.  See the IRA Disclosure Statement that accompanies this Prospectus.

     In  general,   traditional   IRAs  are  subject  to  minimum   distribution
requirements  similar to those  applicable to retirement  plans  qualified under
Section 401 of the Code;  however,  the required  beginning date for traditional
IRAs is  generally  the date  that the  Contractowner  reaches  age 70  1/2--the
Contractowner's  retirement  date,  if any,  will not affect his or her required beginning  date.  See  "Section  401,"  page  36.  Distributions  from  IRAs are generally  taxed under Code  Section 72.  Under these  rules,  a portion of each distribution  may be  excludable  from income.  The amount  excludable  from the individual's income is the amount of the distribution which bears the same ratio as the  individual's  nondeductible  contributions  bears to the expected return under the IRA.

     Distributions  from a  traditional  IRA  may  be  eligible  for a  tax-free rollover to another  traditional  IRA. In certain cases,  a distribution  from a traditional IRA may be eligible to be rolled over to a retirement plan qualified under Code Section 401(a) or a Section 403(b) annuity contract. See "Rollovers,"
page 38.

     SIMPLE INDIVIDUAL RETIREMENT  ANNUITIES.  The Small Business Job Protection
Act of 1996 created a new retirement plan, the Savings  Incentive Match Plan for
Employees of Small Employers  (SIMPLE plans).  Depending upon the type of SIMPLE plan,  employers may deposit the plan  contributions into a single trust or into
SIMPLE  Individual  Retirement  Annuities  ("SIMPLE  IRA")  established  by each participant.

     Information on eligibility to participate in an employer's SIMPLE Plan will be included in the summary description of the plan furnished to the participants by their employer.  Contributions  to a SIMPLE IRA may be either salary deferral contributions or employer  contributions.  On a pre-tax basis,  participants may elect to contribute  through salary deferrals up to $6,500 of their compensation to a SIMPLE  IRA.  In  addition,  employers  are  required  to make either (1) a dollar-for-dollar  matching  contribution (up to a 3% of compensation  limit) or
(2) a nonelective contribution to their account each year. Finally, participants may roll over or transfer  contributions to their SIMPLE IRA from another SIMPLE
IRA.

     In general, SIMPLE IRAs are subject to a minimum distribution  requirements similar to those  applicable to retirement  plans qualified under Section 401 of the Code; however,  the required beginning date for SIMPLE IRAs is generally the date that the contractowner  reaches age 70 1/2. The Contractowner's  retirement date  will not  affect  his or her  required  beginning  date.  Amounts  used to purchase  SIMPLE IRAs  generally are  excludable  from the taxable income of the participant.  As a result,  all  distributions  from such annuities are normally taxable in full as ordinary income to the participant.

     Distributions  from a SIMPLE IRA may be eligible for a tax-free rollover or transfer to another SIMPLE IRA.  However,  a  distribution  from a SIMPLE IRA is
NEVER  eligible  to be rolled over to a  retirement  plan  qualified  under Code
Section 401(a) or a Section 403(b) annuity contract.

     The IRS has not reviewed the  Contract for  qualification  as a SIMPLE IRA, and has not  addressed  in a ruling of general  applicability  whether the death benefit provision such as the provision in the Contract comports with SIMPLE IRA qualification requirements.

     ROTH  IRAS.  Section  408A of the  Code  permits  eligible  individuals  to establish  a Roth IRA, a new type of IRA which  became  available  in 1998.  The
Contract  may be purchased  as a Roth IRA.  Contributions  to a Roth IRA are not
deductible,  but withdrawals  that meet certain  requirements are not subject to federal  income tax.  Sale of the Contract for use with Roth IRAs may be subject to special  requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other  appropriate  agency,  and will have the right to revoke the
Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to  minimum  required  distribution  rules  during  the  Contractowner's lifetime.  Generally,  however,  the  amount  in a  remaining  Roth  IRA must be distributed  by the end of the fifth year after the death of the  Contractowner.
Distributions  as a  result  of the  owner's  death  may  also  be  made  over a beneficiary's life expectancy.

     The IRS has not reviewed the Contract for  qualification  as a Roth IRA and has not addressed in a ruling of general  applicability  whether a death benefit provision  such  as the  provision  in  the  Contract  comports  with  Roth  IRA qualification requirements.

     SECTION 457.  Section 457 of the Code permits  employees of state and local governments  and units and  agencies of state and local  governments  as well as tax-exempt organizations to defer a portion of their compensation without paying current  taxes if those  employees  are  participants  in an  eligible  deferred compensation  plan.  A Section 457 plan may permit the  purchase of Contracts to provide benefits thereunder.

     Although a participant  under a Section 457 plan may be permitted to direct or choose methods of investent in the case of a tax-exempt employer sponsor, all amounts  deferred  under the plan,  and any income  thereon,  remain  solely the property of the  employer  and  subject to the claims of its general  creditors, until paid to the participant.  The assets of a Section 457 plan maintained by a state or local government  employer must be held in trust (or custodial  account or an annuity contract) for the exclusive benefit of plan participants, who will be responsible for taxes upon  distribution.  A Section 457 plan must not permit the distribution of a participant's  benefits until the participant  attains age
70 1/2, terminates employment or incurs an "unforeseeable emergency."

     Section   457  plans  are   generally   subject  to  minimum   distribution
requirements  similar to those  applicable to retirement  plans  qualified under
Section 401 of the Code.  See "Section  401," page 36. Since under a Section 457 plan,  contributions  are generally  excludable  from the taxable  income of the employee,  the full amount  received will usually be taxable as ordinary  income when annuity payments commence or other  distributions  are made.  Distributions from a Section 457 plan are not eligible for tax-free rollovers.

     ROLLOVERS. A "rollover" is the tax-free transfer of a distribution from one
Qualified Plan to another.  Distributions which are rolled over are not included in the employee's gross income until some future time.

     If any portion of the balance to the credit of an employee in a Section 401 plan or Section  403(b) plan is paid to the  employee in an  "eligible  rollover distribution"  and the employee  transfers any portion of the amount received to an "eligible  retirement plan," then the amount so transferred is not includable in income. An "eligible rollover distribution"  generally means any distribution that is not one of a  series  of  periodic  payments  made  for the  life of the distributee  or for a specified  period of at least ten years.  In  addition,  a
required  minimum   distribution  will  not  qualify  as  an  eligible  rollover distribution.  A rollover must be completed  within 60 days after receipt of the distribution.

     In the case of a Section 401 plan,  an "eligible  retirement  plan" will be another  retirement  plan  qualified  under Code  Section  401 or an  individual retirement  account or annuity under Code Section 408. With respect to a Section
403(b) plan, an "eligible  retirement  plan" will be another Section 403(b) plan or an individual retirement account or annuity described in Code Section 408.

     A Section  401 plan and a Section  403(b)  plan  must  generally  provide a participant receiving an eligible rollover distribution,  the option to have the distribution transferred directly to another eligible retirement plan.

     The owner of an IRA may make a tax-free rollover of any portion of the IRA.
The rollover must be completed  within 60 days of the distribution and generally may  only  be made  to  another  IRA.  However,  an  individual  may  receive  a distribution  from  his or her  IRA and  within  60  days  roll  it over  into a retirement  plan qualified  under Code Section 401(a) if all of the funds in the
IRA are  attributable  to a rollover from a Section  401(a) plan.  Similarly,  a distribution from an IRA may be rolled over to a Section 403(b) plan only if all of the funds in the IRA are  attributable  to a rollover  from a Section  403(b)
annuity.

     TAX PENALTIES.  PREMATURE  DISTRIBUTION TAX. Distributions from a Qualified
Plan  before the  participant  reaches  age 59 1/2 are  generally  subject to an additional tax equal to 10% of the taxable portion of the distribution.  The 10%
penalty tax does not apply to  distributions:  (i) made on or after the death of the employee;  (ii) attributable to the employee's  disability;  (iii) which are part of a series  of  substantially  equal  periodic  payments  made  (at  least annually) for the life (or life  expectancy)  of the employee or the joint lives
(or joint life  expectancy)  of the employee and a  designated  beneficiary  and which, for Qualified Plans other than IRAs, begin after the employee  terminates employment;  (iv) made to an  employee  after  termiation  of  employment  after reaching  age 55; (v) made to pay for certain  medical  expenses;  (vi) that are exempt  withdrawals  of an excess  contribution;  (vii)  that is rolled  over or transferred in accordance with Code requirements;  or (viii) that is transferred pursuant to a decree of divorce or separate  maintenance  or written  instrument incident to such a decree.

     The  exception  to the 10% penalty tax  described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without  application of the 10% penalty tax to pay health  insurance premiums in certain  cases.  In addition,  the 10% penalty tax is generally  not applicable to distributions  from a Section 457 plan.  Starting January 1, 1998, there are two additional  exceptions to the 10% penalty tax on withdrawals  from
IRAs before age 59 1/2:  withdrawals  made to pay "qualified"  higher  education expenses and  withdrawals  made to pay certain  "eligible  first-time home buyer expenses."

     MINIMUM  DISTRIBUTION TAX. If the amount  distributed from a Qualified Plan is less than the minimum required  distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed.

     WITHHOLDING.   Periodic  distributions  (e.g.,  annuities  and  installment payments) from a Qualified Plan that will last for a period of ten or more years are generally  subject to voluntary income tax withholding.  The amount withheld on such periodic  distributions  is determined at the rate  applicable to wages.
The  recipient  of a  periodic  distribution  may  generally  elect  not to have withholding apply.

     Nonperiodic  distributions  (e.g.,  lump sums and annuities or  installment payments  of less than ten years)  from a  Qualified  Plan  (other  than IRA and
Section  457  plans)  are   generally   subject  to  mandatory  20%  income  tax
withholding.   However,  no  withholding  is  imposed  if  the  distribution  is
transferred   directly  to  another   eligible   Qualified   Plan.   Nonperiodic
distributions  from an IRA are subject to income tax  withholding  at a flat 10%
rate.  The recipient of such a  distribution  may elect not to have  withholding apply.

     The  above  description  of the  federal  income  tax  consequences  of the different types of Qualified  Plans which may be funded by the Contract  offered by this  Prospectus  is only a brief  summary and is not intended as tax advice.
The rules governing the provisions of Qualified Plans are extremely  complex and often  difficult to  comprehend.  Anything  less than full  compliance  with the applicable  rules,  all of which are  subject to change,  may have  adverse  tax consequences.  A prospective  Contractowner  considering adoption of a Qualified
Plan and purchase of a Contract in connection  therewith  should first consult a qualified  and  competent  tax adviser,  with regard to the  suitability  of the
Contract as an investment vehicle for the Qualified Plan.

OTHER INFORMATION

VOTING OF SBL FUND  SHARES -- You  indirectly  (through  the  Separate  Account)
purchase shares of the Series of SBL Fund when you allocate purchase payments to the Subaccounts. The Company owns shares of the Fund in the Separate Account for your  benefit.  Under current law, the Company will vote shares of the Fund held in the Subaccounts in accordance with voting  instructions  received from Owners having  the  right to give  such  instructions.  You will have the right to give voting  instructions  to the extent that you have Account Value allocated to the particular  Subaccount.  The  Company  will vote all shares it owns  through the
Subaccount  in the same  proportion  as the shares for which it receives  voting instructions  from  Owners.  The Company  votes  shares in  accordance  with its current  understanding  of the federal  securities  laws.  If the Company  later determines that it may vote shares of the Fund in its own right, it may elect to do so.

     Unless  otherwise  required by  applicable  law,  the number of shares of a particular Series as to which you may give voting instructions to the Company is determined by dividing your Account Value in the  corresponding  Subaccount on a particular  date by the net asset  value per share of that Series as of the same date.  Fractional votes will be counted.  The number of votes as to which voting instructions  may be given will be determined as of the date  established by the
Fund for determining  shareholders  eligible to vote at the meeting of the Fund.
If  required  by the SEC,  the  Company  reserves  the right to  determine  in a different  fashion  the voting  rights  attributable  to the shares of the Fund.
Voting instructions may be cast in person or by proxy.

SUBSTITUTION OF INVESTMENTS -- Security Benefit  reserves the right,  subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions  for,  or  combinations  of the  securities  that  are held by the
Separate  Account  or  any  Subaccount  or  that  the  Separate  Account  or any
Subaccount  may  purchase.  If  shares  of any or all of the  Series of SBL Fund should no longer be available for investment,  or if Security Benefit management believes  further  investment  in shares of any or all of the Series of SBL Fund should become  inappropriate  in view of the purposes of the Contract,  Security
Benefit may  substitute  shares of another  Series of SBL Fund or of a different fund for shares  already  purchased,  or to be purchased in the future under the
Contract.  Security  Benefit may also purchase,  through the  Subaccount,  other securities  for other  classes  or  contracts,  or permit a  conversion  between classes of contracts on the basis of requests made by Owners.

     In connection with a substitution of any shares  attributable to an Owner's interest in a Subaccount or the Separate Account,  Security Benefit will, to the extent required under applicable law, provide notice, seek Owner approval,  seek prior  approval  of the SEC,  and  comply  with the  filing or other  procedures established by applicable state insurance regulators.

     Security   Benefit  also   reserves  the  right  to  establish   additional
Subaccounts  of the  Separate  Account  that would invest in a new Series of SBL
Fund or in shares of another  investment  company,  a series  thereof,  or other suitable investment  vehicle.  Security Benefit may establish new Subaccounts in its sole  discretion,  and will  determine  whether  to make any new  Subaccount available to existing Owners. Security Benefit may also eliminate or combine one or more  Subaccounts if, in its sole discretion,  marketing,  tax, or investment conditions so warrant.

     Subject to compliance with applicable  law,  Security  Benefit may transfer assets to the General Account. Security Benefit also reserves the right, subject to any required  regulatory  approvals,  to transfer assets of any Subaccount to another separate account or Subaccount.

     In the event of any such  substitution or change,  Security Benefit may, by appropriate  endorsement,  make such changes in these and other contracts as may be necessary or appropriate to reflect such  substitution or change. If Security
Benefit  believes it to be in the best interests of persons having voting rights under the  Contracts,  the  Separate  Account may be  operated  as a  management investment  company  under the 1940 Act or any other form  permitted by law. The
Separate  Account  may  be  deregistered  under  that  Act  in  the  event  such registration  is no longer  required,  or it may be combined with other separate accounts of Security Benefit or an affiliate thereof. Subject to compliance with applicable law,  Security  Benefit also may combine one or more  Subaccounts and may establish a committee,  board,  or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND  AMENDMENTS  --  Security  Benefit  reserves  the right,  without  the  consent of Owners,  to suspend  sales of the  Contract  as presently  offered and to make any change to the  provisions of the Contracts to comply with, or give Owners the benefit of, any federal or state statute,  rule, or regulation,  including but not limited to requirements for annuity  contracts and retirement plans under the Internal Revenue Code and regulations  thereunder or any state  statute or  regulation.  In  addition,  upon 30 days notice to the holder of a Group Contract,  Security  Benefit may make other changes to a Group
Contract that will apply only to individuals who become  participants  after the effective date of the change.

REPORTS TO OWNERS -- Security Benefit will send you annually a statement setting forth  a  summary  of the  transactions  that  occurred  during  the  year,  and indicating  the  Contract  Value as of the end of each year.  In  addition,  the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information  required by law. Security Benefit will also send  confirmations  upon purchase  payments,  transfers,  loans, loan repayments,  and full and  partial  withdrawals.  Security  Benefit  may confirm certain  transactions on a quarterly basis. These transactions include purchases made  automatically  from your bank  account or pursuant  to a salary  reduction arrangement,  transfers  under the Dollar Cost Averaging and Asset  Reallocation
Options, systematic withdrawals and annuity payments.

     You will also receive an annual and semiannual report containing  financial statements for SBL Fund,  which will include a list of the portfolio  securities of each Series, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

TELEPHONE  TRANSFER  PRIVILEGES -- You may request a transfer of Contract  Value and may make changes to an existing Dollar Cost Averaging or Asset  Reallocation option by telephone if the Telephone  Transfer section of the application or the proper form has been  completed,  signed,  and filed at Security  Benefit's Home
Office. Security Benefit has established procedures to confirm that instructions communicated  by telephone are genuine and will not be liable for any losses due to  fraudulent  or  unauthorized  instructions  provided  it  complies  with its procedures.  Security Benefit's  procedures require that any person requesting a
transfer  by  telephone   provide  the  account   number  and  the  Owner's  tax
identification number and such instructions must be received on a recorded line.
Security Benefit reserves the right to deny any telephone  transfer request.  If all telephone lines are busy (which might occur, for example,  during periods of substantial  market  fluctuations),  you may not be able to request transfers by telephone and would have to submit written requests.

     By  authorizing  telephone  transfers,  you authorize  Security  Benefit to accept  and act  upon  telephonic  instructions  for  transfers  involving  your
Contract.  You agree that neither Security Benefit,  any of its affiliates,  nor
SBL Fund,  will be liable for any loss,  damages,  cost,  or expense  (including attorneys' fees) arising out of any telephone  requests;  provided that Security
Benefit effects such request in accordance  with its procedures.  As a result of this policy on  telephone  requests,  you bear the risk of loss arising from the telephone  transfer  privilege.  Security  Benefit may discontinue,  modify,  or suspend the telephone transfer privilege at any time.

LEGAL  PROCEEDINGS  --  There  are no legal  proceedings  pending  to which  the
Separate  Account is a party,  or which  would  materially  affect the  Separate
Account.

LEGAL MATTERS -- Amy J. Lee, Esq., Associate General Counsel,  Security Benefit,
has passed  upon  legal  matters  in  connection  with the issue and sale of the
Contracts  described in this Prospectus,  Security Benefit's  authority to issue the  Contracts  under Kansas law, and the validity of the forms of the Contracts under Kansas law.

PERFORMANCE INFORMATION

     Performance  information  for the  Subaccounts,  including  the  yield  and effective  yield of the Money  Market  Subaccount,  the  yield of the  remaining
Subaccounts,   and  the  total   return  of  all   Subaccounts   may  appear  in
advertisements,  reports,  and promotional  literature to current or prospective
Owners.

     Current  yield  for the  Money  Market  Subaccount  will be based on income received by a hypothetical  investment  over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received  for 52 weeks,  stated in terms of an annual  percentage return on the investment).  "Effective yield" for the Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings.

     For the  remaining  Subaccounts,  quotations  of yield will be based on all investment  income per  Accumulation  Unit earned during a given 30-day  period, less expenses accrued during the period ("net investment  income"),  and will be computed by dividing net investment  income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any
Subaccount  will be expressed in terms of the average annual  compounded rate of return on a  hypothetical  investment in a Contract over a period of one,  five, and ten years (or, if less, up to the life of the Subaccount),  and will reflect the deduction of the  administration  charge,  mortality and expense risk charge and contingent  deferred sales charge and may  simultaneously be shown for other periods.

     Quotations  of yield and  effective  yield do not reflect  deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect  deduction of the charge.  If  reflected,  the  performance  figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect  deduction of the  contingent  deferred sales charge that would be imposed if Contract  Value were withdrawn at the end of the period for which total return is quoted.

     Although the Contracts  were not available for purchase until June 8, 1984, the underlying investment vehicle of the Separate Account, SBL Fund, has been in existence  since May 26, 1977.  Performance  information for the Subaccounts may also  include  quotations  of total  return for periods  beginning  prior to the availability of the Contracts that incorporate the performance of SBL Fund.

     Performance  information  for a Subaccount may be compared,  in reports and promotional  literature,  to: (i) the  Standard & Poor's 500 Stock  Index  ("S&P
500"),   Dow  Jones   Industrial   Average   ("DJIA"),   Donaghue  Money  Market
Institutional  Averages,  the Lehman Brothers  Government  Corporate  Index, the
Morgan Stanley  Capital  International's  EAFE Index or other indices  measuring performance  of a pertinent  group of securities so that investors may compare a
Subaccount's  results  with those of a group of  securities  widely  regarded by
investors  as   representative   of  the   securities   markets  in  general  or
representative  of a particular  type of security:  (ii) other variable  annuity separate  accounts or other  investment  products  tracked by Lipper  Analytical
Services,  a widely used independent  research firm which ranks mutual funds and other investment companies by overall performance,  investment  objectives,  and assets,  or tracked  by other  ratings  services,  companies,  publications,  or persons  who rank  separate  accounts  or other  investment  products on overall performance or other  criteria;  and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract.
Unmanaged  indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     Performance information for any Subaccount reflects only the performance of a hypothetical  Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information  should be  considered  in light of the  investment  objectives  and policies,  characteristics,  and  quality of the Series in which the  Subaccount invests,  and the market conditions during the given time period, and should not be considered as a representation  of what may be achieved in the future.  For a description  of the methods  used to  determine  yield and total  return for the
Subaccounts, see the Statement of Additional Information.

     Reports and  promotional  literature  may also  contain  other  information including  (i) the ranking of any  Subaccount  derived from rankings of variable annuity  separate  accounts  or other  investment  products  tracked  by  Lipper
Analytical  Services or by other rating services,  companies,  publications,  or other persons who rank separate accounts or other investment products on overall performance or other criteria, (ii) the effect of tax-deferred  compounding on a
Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison,  at various points in time,  of the return from an  investment  in a Contract (or returns in general)  on a  tax-deferred  basis  (assuming  one or more tax rates)  with the return on a taxable basis,  and (iii) Security  Benefit's  rating or a rating of
Security Benefit's  claim-paying ability as determined by firms that analyze and rate  insurance  companies  and  by  nationally  recognized  statistical  rating organizations.

ADDITIONAL INFORMATION

REGISTRATION  STATEMENT -- A Registration  Statement under the 1933 Act has been filed with the SEC relating to the offering  described in this Prospectus.  This
Prospectus  does not include all the  information  included in the  Registration
Statement,  certain  portions of which,  including  the  Statement of Additional
Information, have been omitted pursuant to the rules and regulations of the SEC.
The  omitted  information  may be  obtained  at the  SEC's  principal  office in
Washington,  DC,  upon  payment  of the  SEC's  prescribed  fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL  STATEMENTS -- Consolidated  financial  statements of Security Benefit
Life Insurance  Company and  Subsidiaries  at December 31, 2000 and 1999 and for
each of the three years in the period ended December 31, 2000, and the financial statements of the Separate  Account at December 31, 2000 and for each of the two years in the period ended  December 31, 2000 are  contained in the  Statement of
Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

     The Statement of Additional  Information contains more specific information and financial statements relating to Security Benefit Life Insurance Company and
Subsidiaries.  The Table of Contents of the Statement of Additional  Information
is set forth below:

TABLE OF CONTENTS--

LIMITS ON PURCHASE PAYMENTS
   PAID UNDER TAX QUALIFIED

                                    VARIFLEX

                           VARIABLE ANNUITY CONTRACTS

                                   ISSUED BY--

                     SECURITY BENEFIT LIFE INSURANCE COMPANY

                   700 SW HARRISON, TOPEKA, KANSAS 66636-0001

                                 1-800-888-2461

                   THE DATE OF THIS SUPPLEMENT IS MAY 1, 2001

This Supplement  updates certain  information in the  Prospectuses  dated May 1,
2000, as  supplemented  August 14, 2000 and January 8, 2001,  and the Prospectus
dated May 1, 19999, as supplemented July 23, 1999, for Variflex Variable Annuity
Contracts offered by Security Benefit Life Insurance  Company.  Please read this
Supplement  carefully.  You should  attach this  Supplement  to your copy of the
Prospectus  and retain both for future  reference.  You may obtain an additional copy of the Prospectus,  free of charge,  by calling  1-800-888-2461,  extension
3112.

THE  SUBSECTION  TITLED  "CHARGES  AND  DEDUCTIONS"  UNDER THE SECTION  ENTITLED
"SUMMARY" IS UPDATED BY ADDING THE FOLLOWING PARAGRAPH:

A different withdrawal charge schedule applies if your Contract was issued after
August 14, 2000,  under a Section  403(b)  retirement  plan sponsored by a Texas institution of higher  education (as defined in the Texas Education  Code).  See
"Contingent Deferred Sales Charge," page 23.

THE  "ADMINISTRATION  CHARGE"  PARAGRAPH  UNDER  THE  SUBSECTION,  "CHARGES  AND
DEDUCTIONS" IN THE "SUMMARY" SECTION OF THE PROSPECTUS,  IS UPDATED BY REPLACING
THAT PARAGRAPH WITH THE FOLLOWING:

ADMINISTRATION CHARGE.  Security Benefit will deduct from your Contract Value an administration  charge  of $30 at each  calendar  year end.  The  administration charge for the Variflex  Contract - 401(k) and 408(k) is the lesser of $30 or 2%
of  Contract  Value as of the  calendar  year end.  Security  Benefit  is in the process of  converting to a new system for  administering  this  Contract.  Upon completion of the conversion, any administration charge will be deducted on each annual  contract  anniversary  and the charge will be deducted from the Contract
Value in the  Subaccounts  and the Fixed Account in the same proportion that the
Contract  Value is allocated  among those  accounts.  Security  Benefit does not assess the  administration  charge against Contract Value which has been applied under Annuity Options 1 through 4, 9 and 10. See  "Administration  Charge," page
24.

THE SUBSECTION  ENTITLED "ANNUAL SBL FUND EXPENSES" AND THE SUBSECTION  ENTITLED
"EXAMPLES",  BOTH IN THE "EXPENSE TABLE" SECTION OF THE PROSPECTUS,  ARE UPDATED
BY REPLACING THEM WITH THE FOLLOWING:

-----------------------------------------------------------
CONTRACTUAL EXPENSES
-----------------------------------------------------------
Sales Load on Purchase Payments                   None
Contingent Deferred Sales Charge
   (as a percentage of amount withdrawn
   attributable to Purchase Payments)              8%(1)
Transfer Fee (per transfer)                       None
Annual Administration Charge                      $30(2)
-----------------------------------------------------------

-----------------------------------------------------------
ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of each
Subaccount's average daily net assets)
-----------------------------------------------------------
Annual Mortality and Expense Risk Charge          1.20%
Total Separate Account Annual Expenses            1.20%
-----------------------------------------------------------

--------------------------------------------------------------------------------
THIS SUPPLEMENT SHOULD BE RETAINED FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
ANNUAL SBL FUND EXPENSES (as a percentage of each Series' average daily net assets)
--------------------------------------------------------------------------------------------
                                    BROKERAGE              OTHER              TOTAL SBL
                                       PLAN               EXPENSES          FUND EXPENSES
                     ADVISORY      DISTRIBUTION        (AFTER EXPENSE      (AFTER EXPENSE
                       FEE        (12B-1) FEES(3)    REIMBURSEMENTS)(4)  REIMBURSEMENTS)(5)

Equity
 (Series A)            0.75%           0.01%               0.07%                0.83%
Large Cap Value
 (Series B)            0.75%           0.01%               0.07%                0.83%
Money Market
 (Series C)            0.50%           0.00%               0.08%                0.58%
Global
 (Series D)            1.00%           0.00%               0.21%                1.21%
Diversified Income
 (Series E)            0.75%           0.00%               0.09%                0.84%
Large Cap Growth
 (Series G)            1.00%           0.00%               0.28%                1.28%
Enhanced Index
 (Series H)            0.75%           0.00%               0.21%                0.96%
International
 (Series I)            1.10%           0.00%               1.18%                2.28%
Mid Cap Growth
 (Series J)            0.75%           0.00%               0.07%                0.82%
Global Strategic
 Income (Series K)     0.75%           0.00%               1.01%                1.76%
Capital Growth
 (Series L)            1.00%           0.00%               0.26%                1.26%
Global Total
 Return (Series M)     1.00%           0.00%               0.46%                1.46%
Managed Asset
 Allocation (Series N) 1.00%           0.00%               0.25%                1.25%
Equity Income
 (Series O)            1.00%           0.00%               0.10%                1.10%
High Yield
 (Series P)            0.75%           0.00%               0.12%                0.87%
Small Cap Value
 (Series Q)            1.00%           0.00%               0.49%                1.49%
Social Awareness
 (Series S)            0.75%           0.00%               0.08%                0.83%
Technology
 (Series T)            1.00%           0.00%               0.50%                1.50%
Mid Cap Value
 (Series V)            0.75%           0.00%               0.09%                0.84%
Main Street Growth
 and Income(R)
(Series W)             1.00%           0.00%               0.23%                1.23%
Small Cap Growth
 (Series X)            1.00%           0.00%               0.13%                1.13%
Select 25
 (Series Y)            0.75%           0.00%               0.14%                0.89%
-------------------------------------------------------------------------------------------
1.   The  amount  of the  contingent  deferred  sales  charge is  determined  by reference to the Contract Year in which the withdrawal is made. Withdrawals in the first Contract Year are subject to a charge of 8% declining to 0% in
     Contract Year 9 and later. The contingent deferred sales charge schedule is different for the Variflex  Contract - 401(k) and 408(k) and for a Contract
     issued to a Participant under a Section 403(b) retirement plan sponsored by an institution of higher  education as defined in the Texas Education Code.
     See "Full and Partial  Withdrawals," page 19 and "Contingent Deferred Sales
     Charge," page 23 for more information.
2.   The annual  administration  charge for the  Variflex  Contract - 401(k) and
     408(k) is the lesser of $30 or 2% of Contract Value.
3.   Amounts  included  as  distribution  expenses  under this  caption  are the amounts received by the Fund's  distributor under the Brokerage Plan in the last fiscal year in  connection  with the purchase  and sale of  securities held by the Fund.
4.   "Other  Expenses"  for Series G,  Series L, Series Q, Series T and Series W
     are based on estimated amounts for the current fiscal year.
5.   Total   expenses  for  Series  I  reflect   voluntary  fee  waivers  and/or
     reimbursement   of   expenses.   In  the   absence   of  such   waivers  or
     reimbursements, Series I's actual expenses would have been 2.38%. These fee waivers and/or reimbursements may be discontinued at any time.
--------------------------------------------------------------------------------

EXAMPLES -- The  following  examples show the expenses that you would pay at the end of one, three,  five or ten years (except for the Large Cap Growth,  Capital
Growth,  Small Cap Value,  Technology,  and Main  Street  Growth  and  Income(R)
Subaccounts  which show expenses for only the one and three year  periods).  The examples  assume that any waivers or  reimbursement  of  expenses  currently  in effect, remain in effect for the period shown. The information presented applies if, at the end of those time periods,  the Contract is (1)  surrendered,  or (2)
annuitized or otherwise not  surrendered.  The examples show expenses based upon an allocation of $1,000 to each of the Subaccounts and a hypothetical  return of
5%.

     YOU SHOULD NOT CONSIDER THE FOLLOWING  EXAMPLES A REPRESENTATION OF PAST OR
FUTURE EXPENSES.  ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. THE
5% RETURN ASSUMED IN THE EXAMPLES IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A
REPRESENTATION OF PAST OR FUTURE ACTUAL RETURNS,  WHICH MAY BE GREATER OR LESSER
THAN THE ASSUMED AMOUNT.

     Example -- You would pay the expenses shown below assuming full  withdrawal of your Contract at the end of the applicable time period:

-----------------------------------------------------------
                                 1      3      5      10
                                YEAR  YEARS  YEARS  YEARS
-----------------------------------------------------------
Equity Subaccount                $102   $126   $156   $248
Large Cap Value Subaccount        102    126    156    248
Money Market Subaccount            99    119    143    222
Global Subaccount                 106    137    175    286
Diversified Income Subaccount     102    127    156    249
Large Cap Growth Subaccount       106    139    ---    ---
Enhanced Index Subaccount         103    130    162    261
International Subaccount          116    167    226    387
Mid Cap Growth Subaccount         102    126    155    247
Global Strategic Income
  Subaccount                      111    153    202    339
Capital Growth Subaccount         106    139    ---    ---
Global Total Return Subaccount    108    144    187    311
Managed Asset Allocation
  Subaccount                      106    138    177    290
Equity Income Subaccount          105    134    169    275
High Yield Subaccount             102    127    158    252
Small Cap Value Subaccount        109    145    ---    ---
Social Awareness Subaccount       102    126    156    248
Technology Subaccount             109    145    ---    ---
Mid Cap Value Subaccount          102    127    156    249
Main Street Growth and
  Income(R) Subaccount            106    138    ---    ---
Small Cap Growth Subaccount       105    135    171    278
Select 25 Subaccount              103    128    159    254
-----------------------------------------------------------

     Example -- You would pay the expenses  shown below  assuming NO withdrawals from your Contract:

-----------------------------------------------------------
                                 1      3      5      10
                                YEAR  YEARS  YEARS  YEARS
-----------------------------------------------------------
Equity Subaccount                 $22  $  68   $116   $248
Large Cap Value Subaccount         22     68    116    248
Money Market Subaccount            19     60    103    222
Global Subaccount                  26     79    135    286
Diversified Income Subaccount      22     68    116    249
Large Cap Growth Subaccount        26     81    ---    ---
Enhanced Index Subaccount          23     72    122    261
International Subaccount           36    111    187    387
Mid Cap Growth Subaccount          22     67    115    247
Global Strategic Income
  Subaccount                       31     95    162    339
Capital Growth Subaccount          26     81    ---    ---
Global Total Return Subaccount     28     87    147    311
Managed Asset Allocation
  Subaccount                       26     80    137    290
Equity Income Subaccount           25     76    129    275
High Yield Subaccount              22     69    118    252
Small Cap Value Subaccount         29     87    ---    ---
Social Awareness Subaccount        22     68    116    248
Technology Subaccount              29     88    ---    ---
Mid Cap Value Subaccount           22     68    116    249
Main Street Growth and
  Income(R) Subaccount             26     80    ---    ---
Small Cap Growth Subaccount        25     77    131    278
Select 25 Subaccount               23     69    119    254
-----------------------------------------------------------

Example - You would pay the expenses  shown below  assuming  full  withdrawal of your  Variflex  Contract - 401(k) and 408(k) at the end of the  applicable  time period:

-----------------------------------------------------------
                                 1      3      5      10
                                YEAR  YEARS  YEARS  YEARS
-----------------------------------------------------------
Equity Subaccount                $102   $146   $186   $248
Large Cap Value Subaccount        102    146    186    248
Money Market Subaccount            99    139    173    222
Global Subaccount                 106    157    205    286
Diversified Income Subaccount     102    146    186    249
Large Cap Growth Subaccount       106    158    ---    ---
Enhanced Index Subaccount         103    150    192    261
International Subaccount          116    186    254    387
Mid Cap Growth Subaccount         102    146    185    247
Global Strategic Income
Subaccount                        111    172    231    339
Capital Growth Subaccount         106    158    ---    ---
Global Total Return Subaccount    108    163    217    311
Managed Asset Allocation
   Subaccount                     106    158    207    290
Equity Income Subaccount          105    153    199    275
High Yield Subaccount             102    147    188    252
Small Cap Value Subaccount        109    164    ---    ---
Social Awareness Subaccount       102    146    186    248
Technology Subaccount             109    165    ---    ---
Mid Cap Value Subaccount          102    146    186    249
Main Street Growth and
   Income(R) Subaccount           106    157    ---    ---
Small Cap Growth Subaccount       105    154    201    278
Select 25 Subaccount              103    148    189    254
-----------------------------------------------------------

Example -- You would pay the expenses shown below  assuming NO withdrawals  from your Variflex Contract - 401(k) and 408(k):

-----------------------------------------------------------
                                 1      3      5      10
                                YEAR  YEARS  YEARS  YEARS
-----------------------------------------------------------
Equity Subaccount                 $22  $  68   $116   $248
Large Cap Value Subaccount         22     68    116    248
Money Market Subaccount            19     60    103    222
Global Subaccount                  26     79    135    286
Diversified Income Subaccount      22     68    116    249
Large Cap Growth Subaccount        26     81    ---    ---
Enhanced Index Subaccount          23     72    122    261
International Subaccount           36    111    187    387
Mid Cap Growth Subaccount          22     67    115    247
Global Strategic Income
  Subaccount                       31     95    162    339
Capital Growth Subaccount          26     81    ---    ---
Global Total Return Subaccount     28     87    147    311
Managed Asset Allocation
  Subaccount                       26     80    137    290
Equity Income Subaccount           25     76    129    275
High Yield Subaccount              22     69    118    252
Small Cap Value Subaccount         29     87    ---    ---
Social Awareness Subaccount        22     68    116    248
Technology Subaccount              29     88    ---    ---
Mid Cap Value Subaccount           22     68    116    249
Main Street Growth and
  Income(R) Subaccount             26     80    ---    ---
Small Cap Growth Subaccount        25     77    131    278
Select 25 Subaccount               23     69    119    254
-----------------------------------------------------------

THE SECTION ENTITLED "CONDENSED  FINANCIAL  INFORMATION" IS UPDATED BY REPLACING
IT WITH THE FOLLOWING:

CONDENSED FINANCIAL INFORMATION

The following condensed financial  information presents accumulation unit values for each of the years in the ten-year period ended December 31, 2000, as well as ending accumulation units outstanding for Qualified and Non-Qualified  Contracts under the Subaccounts.

-------------------------------------------------------------------------
                                               QUALIFIED
                              -------------------------------------------
                                                          ACCUMULATION
                               BEGINNING     END OF    UNITS OUTSTANDING
SUBACCOUNT           YEAR      OF PERIOD     PERIOD     AT END OF PERIOD
-------------------------------------------------------------------------
Equity
Subaccount           2000        $77.04       $66.40        10,078,355
                     1999         72.11        77.04        12,075,377
                     1998         58.19        72.11        11,996,953
                     1997         45.76        58.19        11,293,953
                     1996         37.75        45.76        10,310,079
                     1995         27.94        37.75         9,203,332
                     1994         28.75        27.94         7,723,910
                     1993         25.59        28.75         6,900,722
                     1992         23.30        25.59         6,640,177
                     1991         17.33        23.30         5,420,372
-------------------------------------------------------------------------
Large Cap Value
Subaccount           2000         62.24        57.34         8,480,619
                     1999         61.86        62.24        12,276,284
                     1998         58.22        61.86        14,055,295
                     1997         46.58        58.22        15,086,547
                     1996         39.88        46.58        15,264,292
                     1995(e)      31.03        39.88        14,963,215
                     1994         32.37        31.03        14,312,801
                     1993         29.89        32.37        13,236,948
                     1992         28.47        29.89        11,381,462
                     1991         20.92        28.47         8,753,337
-------------------------------------------------------------------------
Money Market
Subaccount           2000         20.38        21.34         2,127,226
                     1999         19.71        20.38         3,379,114
                     1998         18.97        19.71         3,068,671
                     1997         18.26        18.97         2,479,744
                     1996         17.59        18.26         3,252,140
                     1995         16.89        17.59         2,989,809
                     1994         16.48        16.89         3,578,026
                     1993         16.26        16.48         2,680,809
                     1992         15.94        16.26         2,373,251
                     1991         15.27        15.94         2,161,924
-------------------------------------------------------------------------
Global Subaccount    2000         27.49        28.12        13,345,698
                     1999         18.11        27.49        12,753,536
                     1998         15.26        18.11        12,848,790
                     1997         14.51        15.26        12,804,601
                     1996         12.51        14.51        11,881,450
                     1995         11.42        12.51        10,236,349
                     1994         11.25        11.42         9,361,197
                     1993          8.65        11.25         5,863,967
                     1992          8.99         8.65         2,070,715
                     1991(b)       8.07         8.99           917,833
-------------------------------------------------------------------------
Diversified
Income Subaccount    2000        $23.92       $25.66         2,354,855
                     1999         25.16        23.92         3,698,583
                     1998         23.58        25.16         3,419,362
                     1997         21.69        23.58         3,446,850
                     1996         22.11        21.69         3,673,833
                     1995         18.87        22.11         3,912,046
                     1994         20.52        18.87         3,891,426
                     1993         18.44        20.52         3,731,587
                     1992         17.37        18.44         2,912,605
                     1991         15.04        17.37         2,255,909
-------------------------------------------------------------------------
Large Cap Growth
Subaccount           2000(g)      10.00         7.91            24,399
-------------------------------------------------------------------------
Enhanced Index
Subaccount           2000         11.14         9.88            53,493
                     1999(f)      10.00        11.14           564,455
-------------------------------------------------------------------------
International
Subaccount           2000         12.89        10.15            11,181
                     1999(f)      10.00        12.89            95,066
-------------------------------------------------------------------------
Mid Cap Growth
Subaccount           2000         39.83        45.95         9,476,967
                     1999         24.90        39.83         6,970,985
                     1998         21.37        24.91         6,781,176
                     1997         18.03        21.37         6,738,379
                     1996         15.46        18.03         5,563,881
                     1995         13.10        15.46         4,387,739
                     1994         13.97        13.10         3,947,047
                     1993         12.44        13.97         2,131,858
                     1992(c)      10.00        12.44           455,105
-------------------------------------------------------------------------
Global Strategic
Income Subaccount    2000         13.19        13.51           298,376
                     1999         13.20        13.19           362,783
                     1998         12.50        13.20           398,409
                     1997         12.00        12.50           425,354
                     1996         10.69        12.00           306,339
                     1995(d)      10.00        10.69           129,589
-------------------------------------------------------------------------
Capital Growth
Subaccount           2000(g)      10.00         7.99            69,633
-------------------------------------------------------------------------
Global Total Return
Subaccount           2000         15.78        13.95         1,197,345
                     1999         14.01        15.78         1,363,679
                     1998         12.59        14.01         1,545,270
                     1997         12.01        12.59         1,672,896
                     1996         10.64        12.01         1,274,106
                     1995(d)      10.00        10.64           611,652
-------------------------------------------------------------------------
Managed Asset
Allocation
Subaccount           2000         17.63        17.25         1,990,484
                     1999         16.26        17.63         2,289,208
                     1998         13.89        16.26         1,950,323
                     1997         11.87        13.89         1,057,271
                     1996         10.66        11.87           626,179
                     1995(d)      10.00        10.66           295,053
-------------------------------------------------------------------------
Equity Income
Subaccount           2000         19.19        21.40         4,034,469
                     1999         18.83        19.19         5,492,102
                     1998         17.49        18.83         5,369,499
                     1997         13.78        17.49         4,135,375
                     1996         11.62        13.78         2,016,966
                     1995(d)      10.00        11.62           604,325
-------------------------------------------------------------------------
High Yield
Subaccount           2000         12.43        12.09             2,576
                     1999         12.43        12.43            89,145
-------------------------------------------------------------------------
Small Cap Value
Subaccount           2000(g)      10.00        10.65            22,150
-------------------------------------------------------------------------
Social Awareness
Subaccount           2000        $34.16       $29.38         4,339,513
                     1999         29.50        34.16         4,298,149
                     1998         22.72        29.50         3,152,738
                     1997         18.75        22.72         2,531,119
                     1996         15.97        18.75         2,083,090
                     1995         12.65        15.97         1,615,845
                     1994         13.31        12.65         1,344,063
                     1993         12.04        13.31           993,233
                     1992         10.47        12.04           513,953
                     1991(a)      10.00        10.47           127,699
-------------------------------------------------------------------------
Technology
Subaccount           2000(g)      10.00         6.08            97,027
-------------------------------------------------------------------------
Mid Cap Value
Subaccount           2000         17.62        23.29            97,916
                     1999         14.89        17.62           577,404
-------------------------------------------------------------------------
Main Street Growth
and Income(R)
Subaccount           2000(g)      10.00         8.95            28,963
-------------------------------------------------------------------------
Small Cap Growth
Subaccount           2000         19.48        17.57            65,591
                     1999         10.31        19.48           992,293
-------------------------------------------------------------------------
Select 25 Subaccount 2000         12.24        10.17            34,746
                     1999(f)      10.00        12.24         1,226,865
-------------------------------------------------------------------------

-----------------------------------------------------------------------
                                         NON-QUALIFIED
                         ----------------------------------------------
                                                  ACCUMULATION UNITS
                           BEGINNING    END OF    OUTSTANDING AT END
SUBACCOUNT         YEAR    OF PERIOD    PERIOD         OF PERIOD
-----------------------------------------------------------------------
Equity
Subaccount         2000       $77.00      $66.37         2,036,358
                   1999        72.07       77.00         2,537,119
                   1998        58.17       72.07         2,665,560
                   1997        45.74       58.17         2,652,767
                   1996        37.74       45.74         2,575,426
                   1995        27.92       37.74         2,306,163
                   1994        28.74       27.92         1,578,797
                   1993        25.58       28.74         1,483,618
                   1992        23.30       25.58         1,766,896
                   1991        17.32       23.30         1,328,865
-----------------------------------------------------------------------
Large Cap Value
Subaccount         2000        62.18       57.29         2,055,288
                   1999        61.81       62.18         2,867,661
                   1998        58.17       61.81         3,323,526
                   1997        46.54       58.17         3,653,913
                   1996        39.84       46.54         3,721,884
                   1995(e)     31.00       39.84         3,669,299
                   1994        32.34       31.00         3,515,364
                   1993        29.87       32.34         3,262,600
                   1992        28.44       29.87         2,560,986
                   1991        20.91       28.44         1,774,534
-----------------------------------------------------------------------
Money Market
Subaccount         2000        20.38       21.34         1,281,580
                   1999        19.71       20.38         1,790,781
                   1998        18.98       19.71         1,314,658
                   1997        18.26       18.98         1,089,550
                   1996        17.59       18.26         1,681,230
                   1995        16.89       17.59         1,469,153
                   1994        16.48       16.89         2,475,349
                   1993        16.26       16.48         1,913,212
                   1992        15.94       16.26         1,031,855
                   1991        15.28       15.94         1,000,378
-----------------------------------------------------------------------
Global Subaccount  2000        27.49       28.12         3,288,694
                   1999        18.11       27.49         3,373,269
                   1998        15.26       18.11         3,724,722
                   1997        14.51       15.26         3,730,734
                   1996        12.51       14.51         3,484,411
                   1995        11.42       12.51         3,140,486
                   1994        11.25       11.42         2,803,304
                   1993         8.65       11.25         2,150,932
                   1992         8.99        8.65           678,110
                   1991(b)      8.07        8.99           279,878
-----------------------------------------------------------------------
Diversified
Income Subaccount  2000       $23.90      $25.64         1,003,346
                   1999        25.14       23.90         1,121,142
                   1998        23.56       25.14         1,321,999
                   1997        21.67       23.56         1,535,471
                   1996        22.09       21.67         1,377,342
                   1995        18.85       22.09         1,325,159
                   1994        20.50       18.85         1,392,830
                   1993        18.42       20.50         1,290,268
                   1992        17.36       18.42           962,775
                   1991        15.02       17.36           784,496
-----------------------------------------------------------------------
Large Cap Growth
Subaccount         2000(g)     10.00        7.91           673,725
-----------------------------------------------------------------------
Enhanced Index
Subaccount         2000        11.14        9.88         2,181,834
                   1999(f)     10.00       11.14           148,669
-----------------------------------------------------------------------
International
Subaccount         2000        12.89       10.15           717,135
                   1999(f)     10.00       12.89            27,983
-----------------------------------------------------------------------
Mid Cap Growth
Subaccount         2000        39.81       45.93         1,270,378
                   1999        24.89       39.81         1,930,663
                   1998        21.36       24.89         2,140,621
                   1997        18.03       21.36         2,019,008
                   1996        15.46       18.03         1,559,302
                   1995        13.09       15.46         1,248,987
                   1994        13.96       13.09         1,211,099
                   1993        12.44       13.96           610,801
                   1992(c)     10.00       12.44            68,338
-----------------------------------------------------------------------
Global
Strategic
Income Subaccount  2000        13.19       13.51           151,984
                   1999        13.20       13.19           155,100
                   1998        12.49       13.20           180,061
                   1997        12.00       12.49           212,934
                   1996        10.69       12.00           178,818
                   1995(d)     10.00       10.69            74,528
-----------------------------------------------------------------------
Capital Growth
Subaccount         2000(g)     10.00        7.99         1,182,612
-----------------------------------------------------------------------
Global Total Return
Subaccount         2000        15.77       13.95           417,905
                   1999        14.01       15.77           501,463
                   1998        12.59       14.01           585,003
                   1997        12.00       12.59           687,020
                   1996        10.64       12.00           532,893
                   1995(d)     10.00       10.64           297,967
-----------------------------------------------------------------------
Managed Asset
Allocation
Subaccount         2000        17.63       17.25           687,389
                   1999        16.26       17.63           742,405
                   1998        13.89       16.26           739,827
                   1997        11.87       13.89           459,560
                   1996        10.66       11.87           374,276
                   1995(d)     10.00       10.66           226,555
-----------------------------------------------------------------------
Equity Income
Subaccount         2000        19.18       21.39         1,046,838
                   1999        18.83       19.18         1,379,765
                   1998        17.48       18.83         1,427,599
                   1997        13.78       17.48         1,257,818
                   1996        11.62       13.78           710,206
                   1995(d)     10.00       11.62           234,242
-----------------------------------------------------------------------
High Yield
Subaccount         2000        12.43       12.09           301,772
                   1999        12.43       12.43            95,775
-----------------------------------------------------------------------
Small Cap Value
Subaccount         2000(g)     10.00       10.65           231,015
-----------------------------------------------------------------------
Social Awareness
Subaccount         2000       $34.17      $29.41         1,167,835
                   1999        29.51       34.17         1,188,307
                   1998        22.73       29.51         1,036,280
                   1997        18.75       22.73           904,831
                   1996        15.98       18.75           746,852
                   1995        12.66       15.98           612,235
                   1994        13.31       12.66           543,287
                   1993        12.04       13.31           389,861
                   1992        10.47       12.04           226,145
                   1991(a)     10.00       10.47            98,344
-----------------------------------------------------------------------
Technology
Subaccount         2000(g)     10.00        6.08         1,432,636
-----------------------------------------------------------------------
Mid Cap Value
Subaccount         2000        17.62       23.29         2,518,107
                   1999        14.89       17.62           189,495
-----------------------------------------------------------------------
Main Street Growth
and Income(R)
Subaccount         2000(g)     10.00        8.95         1,268,805
-----------------------------------------------------------------------
Small Cap Growth
Subaccount         2000        19.48       17.57         4,570,554
                   1999        10.31       19.48           319,874
-----------------------------------------------------------------------
Select 25
Subaccount         2000        12.24       10.17         4,097,819
                   1999(f)     10.00       12.24           318,343
-----------------------------------------------------------------------
(a) Social Awareness Subaccount was first publicly offered on May 1, 1991.
(b) Effective May 1, 1991,  the  investment  objective of Global  Subaccount was changed  from  high  current  income to  long-term  capital  growth  through investment  in common  stocks and  equivalents  of  companies  domiciled  in foreign countries and the United States.
(c) Mid Cap Growth Subaccount was first publicly offered on October 1, 1992.
(d) Global Strategic Income,  Global Total Return,  Managed Asset Allocation and
    Equity Income Subaccounts were first publicly offered on June 1, 1995.
(e) Effective  June 1,  1995,  the  investment  objective  of  Large  Cap  Value
    Subaccount  was  changed  from  seeking to  provide  income  with  secondary emphasis on capital appreciation to seeking long-term growth of capital with secondary emphasis on income and on January 2, 2001 the investment objective was changed to seeking long-term growth of capital.
(f) Accumulation  unit values for Enhanced  Index,  International  and Select 25
    Subaccounts are for the period May 3, 1999 (the date first publicly offered)
    to December 31, 1999.
(g) Accumulation  unit values for Large Cap Growth,  Capital  Growth,  Small Cap
    Value,  Technology and Main Street Growth and Income(R)  Subaccounts are for
    the period May 1, 2000 (the date first  publicly  offered) to  December  31,
    2000.
--------------------------------------------------------------------------------

The  supplement  is  preceded  or  accompanied  by the  2000  Annual  Report  to
Contractowners,  which  contains  audited  financial  statements of the Variflex
Separate Account for the year ended December 31, 2000.

THE  DESCRIPTION  OF THE  INVESTMENT  OBJECTIVE  FOR  SERIES B (LARGE  CAP VALUE
SERIES) IS UPDATED BY REPLACING IT WITH THE FOLLOWING:

SERIES B (LARGE CAP VALUE  SERIES) -- Amounts that you allocate to the Large Cap
Value  Subaccount are invested in Series B. Series B seeks  long-term  growth of capital by investing  at least 65% of its total  assets in  large-capitalization value  companies.  The Series'  stock  investments  may include  common  stocks,
preferred   stocks   and   convertible   securities   of  both  U.S.   and  U.S.
dollar-denominated  foreign  issuers.  Series B may temporarily  invest in cash, government bonds or money market securities.

THE SUBSECTION ENTITLED "INVESTMENT  ADVISER", IN THE SECTION "INFORMATION ABOUT
SECURITY  BENEFIT,  THE SEPARATE  ACCOUNT,  AND SBL FUND",  IS REPLACED WITH THE
FOLLOWING:

THE  INVESTMENT  ADVISER -- Security  Management  Company,  LLC, 700 SW Harrison
Street, Topeka, Kansas 66636, serves as Investment Adviser to each Series of SBL
Fund.  The  Investment  Adviser  is  registered  with  the SEC as an  investment adviser.  The Investment Adviser formulates and implements  continuing  programs for the  purchase  and sale of  securities  in  compliance  with the  investment objectives,  policies,  and restrictions of each Series,  and is responsible for the day to day decisions to buy and sell  securities for the Series except Large
Cap Value,  Global,  Enhanced Index,  International,  Global  Strategic  Income,
Capital Growth,  Global Total Return,  Managed Asset Allocation,  Equity Income,
Small Cap Value,  Technology,  Main Street Growth and  Income(R),  and Small Cap
Growth  Series.  See the  accompanying  SBL Fund  prospectus  for  details.  The
Investment  Adviser has engaged The Dreyfus  Corporation,  200 Park Avenue,  New
York, New York 10166, to provide investment advisory services to Large Cap Value
Series;  OppenheimerFunds,  Inc.,  Two World Trade  Center,  New York,  New York
10048-0203,  to provide  investment  advisory services to Global Series and Main
Street Growth and Income(R) Series; Deutsche Asset Management, Inc., 130 Liberty
Street,  New York,  New York 10006 to provide  investment  advisory  services to
Enhanced Index Series and International  Series;  Wellington  Management Company
LLP, 75 State Street, Boston, Massachusetts 02109 to provide investment advisory services to Global  Strategic  Income  Series,  Global Total  Return  Series and
Technology  Series;  T. Rowe Price  Associates,  Inc.,  100 East  Pratt  Street,
Baltimore,  Maryland 21202 to provide  investment  advisory  services to Managed
Asset  Allocation  Series and Equity Income Series;  Strong  Capital  Management
Corporation,  900  Heritage  Reserve,  Menomonee,  Wisconsin  53051  to  provide investment  advisory  services  to Small Cap Value  Series  and Small Cap Growth
Series; and Alliance Capital  Management L.P., 1345 Avenue of the Americas,  New
York, New York 10105 to provide  investment  advisory services to Capital Growth
Series.

THE  PROSPECTUS  IS  UPDATED  BY  REPLACING  THE  SECOND  PARAGRAPH,  UNDER  THE
SUBSECTION ENTITLED "GENERAL" UNDER THE SECTION ENTITLED "THE CONTRACT" WITH THE
FOLLOWING:

The Contract is available  for purchase by an  individual  or group as a non-tax qualified retirement plan ("Non-Qualified  Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the  requirements  of Section 401,  403(a),  403(b),  408,  408A,  or 457 of the
Internal  Revenue Code  ("Qualified  Plan").  Certain federal tax advantages are currently  available  to  retirement  plans that  qualify  as (1)  self-employed individuals'  retirement plans under Section 401, such as HR-10 and Keogh plans,
(2) pension or  profit-sharing  plans established by an employer for the benefit of its  employees  under  Section  401  or  403(a),  (3)  traditional  and  Roth
individual   retirement  accounts  or  annuities,   including  traditional  IRAs
established  by an employer  under a simplified  employees  pension  plan,  or a
SIMPLE IRA plan,  under Section 408, (4) annuity purchase plans of public school systems  and  certain  tax-exempt  organizations  under  Section  403(b)  or (5)
deferred  compensation  plans for employees  established by a unit of a state or local government or by a tax-exempt organization under Section 457. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan.

THE  PROSPECTUS IS UPDATED BY REPLACING THE THIRD  PARAGRAPH,  UNDER THE SECTION
ENTITLED "ASSET REALLOCATION OPTION" WITH THE FOLLOWING:

Upon receipt of the Asset Reallocation  Request,  Security Benefit will effect a transfer or, in the case of a new Contract,  will allocate the initial  purchase payment,  among the Subaccounts based upon the percentages that you selected. If you are a participant in a group Contract  qualified under Internal Revenue Code
Section  401,  the Asset  Reallocation  Request  will be  effective on the first
Valuation  Date of the calendar  quarter  following  the receipt of the request.
Thereafter,  Security  Benefit will  transfer  Contract  Value to maintain  that allocation on each quarterly,  semiannual or annual anniversary,  as applicable, of the date of Security Benefit's receipt of the Asset  Reallocation  Request in proper  form.  The  amounts  transferred  will be  credited  at the price of the
Subaccount  as of the  end of the  Valuation  Date  on  which  the  transfer  is effected.  Amounts periodically  transferred under this option are not currently subject to any transfer charges.

THE  PROSPECTUS  IS  UPDATED  BY ADDING  THE  FOLLOWING  TO THE END OF THE FIFTH
PARAGRAPH UNDER THE SECTION ENTITLED "FULL AND PARTIAL WITHDRAWALS":

Security  Benefit  is  in  the  process  of  converting  to  a  new  system  for administering this Contract. Upon completion of the conversion, Security Benefit will deduct a withdrawal, for which you do not provide instructions, in the same proportion  that the Contract Value is allocated  among the  Subaccounts and the
Fixed Account.

THE  PROSPECTUS  IS  UPDATED  BY ADDING  THE  FOLLOWING  TO THE END OF THE THIRD
PARAGRAPH UNDER THE SECTION ENTITLED "SYSTEMATIC WITHDRAWALS":

Security  Benefit  is  in  the  process  of  converting  to  a  new  system  for administering this Contract. Upon completion of the conversion, Security Benefit will deduct a systematic withdrawal,  for which you do not provide instructions, in  the  same  proportion  that  the  Contract  Value  is  allocated  among  the
Subaccounts and the Fixed Account.

THE  PROSPECTUS  IS  UPDATED  BY  REPLACING  THE  SEVENTH  PARAGRAPH,  UNDER THE
SUBSECTION  ENTITLED  "CONTINGENT  DEFERRED  SALES  CHARGE",  UNDER THE  SECTION
"CHARGES AND DEDUCTIONS", WITH THE FOLLOWING:

Security  Benefit pays sales  commissions to  broker-dealers  and other expenses associated with the promotion and sales of the Contracts.  The withdrawal charge is designed  to  reimburse  Security  Benefit  for these  costs,  although it is expected that actual expenses will be greater than the amount of the charge.  To the extent that all sales  expenses  are not  recovered  from the  charge,  such expenses  may  be  recovered  from  other  charges,  including  amounts  derived indirectly  from the charge for mortality and expense risk.  Broker-dealers  may receive aggregate  commissions of up to 6% of aggregate purchase payments and an annual trail commission of up to 0.25% of Contract Value.  Security Benefit also may pay override  payments,  expense  allowances,  bonuses,  wholesaler fees and training  allowances.  Registered  representatives  earn  commissions  from  the broker-dealers  with which they are affiliated and such  arrangements will vary.
In addition,  registered representatives may be eligible, under programs adopted by Security  Benefit to receive non-cash  compensation  such as expense-paid due diligence trips and educational seminars. No compensation will be offered to the extent it is prohibited by the laws of any state or self-regulatory agency, such as the NASD.

THE  PROSPECTUS  IS UPDATED BY INSERTING  THE  FOLLOWING  SUBSECTION  BEFORE THE
SUBSECTION   ENTITLED  "WAIVER  OF  WITHDRAWAL  CHARGE",  IN  THE  "CHARGES  AND
DEDUCTIONS" SECTION OF THE PROSPECTUS:

WITHDRAWAL  CHARGE  FOR  CERTAIN  TEXAS  PARTICIPANTS  --  Notwithstanding   the
withdrawal charges set forth above, if your Contract was issued after August 14,
2000, under a Section 403(b) retirement plan sponsored by a Texas institution of higher  education  (as defined in the Texas  Education  Code),  your  withdrawal charge schedule is as follows:

------------------- --- -----------------------
  CONTRACT YEAR           WITHDRAWAL CHARGE
------------------- --- -----------------------
        1                         7%
        2                         7%
        3                         6%
        4                         5%
        5                         4%
        6                         3%
        7                         2%
   8 and later                    0%
------------------- --- -----------------------

THE  PROSPECTUS  IS  UPDATED  BY  INSERTING  THE  FOLLOWING  LANGUAGE  INTO  THE
SUBSECTION  ENTITLED  "ADMINISTRATION  CHARGE",  IN THE "CHARGES AND DEDUCTIONS"
SECTION OF THE PROSPECTUS:

Security  Benefit  is  in  the  process  of  converting  to  a  new  system  for
administering   this  Contract.   Upon   completion  of  the   conversion,   any
administration charge will be deducted on each annual contract anniversary.  The charge will be deducted from the Contract Value in the Subaccounts and the Fixed
Account in the same  proportion that the Contract Value is allocated among those accounts.

THE PROSPECTUS IS UPDATED BY REPLACING THE SUBSECTION  ENTITLED "SELECTION OF AN
OPTION", IN THE "ANNUITY PERIOD" SECTION OF THE PROSPECTUS, WITH THE FOLLOWING:

SELECTION OF AN OPTION -- You should  carefully  review the Annuity Options with your  financial  or tax  advisers.  For  Contracts  used  in  connection  with a
Qualified Plan, reference should be made to the terms of the particular plan and the  requirements  of  the  Internal  Revenue  Code  for  pertinent  limitations respecting  annuity  payments and other matters.  For instance,  Qualified Plans generally  require  that  annuity  payments  begin no later  than April 1 of the calendar year  following the year in which the Annuitant  reaches age 70 1/2. In addition,  under  Qualified  Plans,  the period  elected  for receipt of annuity payments  under  Annuity  Options  (other than Life Income)  generally may be no longer than the joint life  expectancy of the Annuitant and  beneficiary  in the year that the Annuitant  reaches age 70 1/2, and must be shorter than such joint life  expectancy if the  beneficiary is not the  Annuitant's  spouse and is more than ten years younger than the Annuitant.  New regulations  proposed by the IRS in January 2001 may significantly change these rules,  generally by reducing the amount of the  distributions  required,  beginning in 2002. These proposed rules may be used under some circumstances for distributions  attributable to the year
2001.  For  Non-Qualified  Plans,  SBL does not  allow  annuity  payments  to be deferred  beyond the  Annuitant's  95th  birthday  (90th  birthday for Contracts issued prior to January 4, 1999).

THE PROSPECTUS IS UPDATED BY INSERTING THE FOLLOWING  SENTENCE AT THE END OF THE
SUBSECTION ENTITLED "DESIGNATION AND CHANGE OF BENEFICIARY",  IN THE "MORE ABOUT
THE CONTRACT" SECTION OF THE PROSPECTUS:

Many qualified  plans do not allow the  designation  of any primary  beneficiary except a spouse  unless the spouse  consents  and the consent is  witnessed by a plan representative or a Notary Public.

THE PROSPECTUS IS UPDATED BY REPLACING THE SUBSECTION  ENTITLED "LOANS",  IN THE
"MORE ABOUT THE CONTRACT" SECTION OF THE PROSPECTUS, WITH THE FOLLOWING:

LOANS -- If you own a Contract  issued in connection with a retirement plan that is qualified  under Section 403(b) of the Internal  Revenue Code, you may borrow money under your Contract  using the Contract Value as the only security for the loan. You may obtain a loan by submitting a proper  written  request to Security
Benefit.  A loan  must be taken  prior to the  Annuity  Commencement  Date.  The minimum  loan that may be taken is  $1,000  ($500  for  Contracts  issued in New
Jersey).  The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1)  $50,000  reduced by the excess of: (a) the  highest outstanding loan balance within the preceding  12-month period ending on the day before the date the loan is made; over (b) the  outstanding  loan balance on the date the loan is made; or (2) 50% of the Contract Value or $10,000, whichever is greater.  The Internal Revenue Code requires aggregation of all loans made to an individual  employee  under a single  employer  plan.  However,  since  Security
Benefit has no information concerning outstanding loans with other providers, we will only use information  available under annuity  contracts  issued by us, and you will be responsible for determining your loan limits  considering loans from other  providers.  Reference  should  be made to the  terms  of your  particular
Qualified Plan for any additional loan restrictions.

     When an eligible  contractowner  takes a loan,  Contract Value in an amount equal to the loan amount is transferred  from the  Subaccounts  and/or the Fixed
Account into an account called the "Loan Account." Amounts allocated to the Loan
Account  earn 3%,  the  minimum  rate of  interest  guaranteed  under  the Fixed
Account. In addition, 10% of the loaned amount will be held in the Fixed Account as security for the loan and will earn the Current Rate.

     Interest  will be charged for the loan and will accrue on the loan  balance from the effective  date of any loan. The loan interest rate will be 5% (5.5% if your Contract was issued prior to January 4, 1999).  Because the Contract  Value maintained  in the Loan  Account  (which  will earn 3%) will  always be equal in amount to the outstanding loan balance, the net cost of a loan is 2%.

     Loans must be repaid  within five  years,  unless the loan is to be used to acquire your principal  residence,  in which case the loan must be repaid within
30 years.  You must make loan repayments on at least a quarterly  basis, and you may  prepay  your loan at any time.  Upon  receipt of a loan  payment,  Security
Benefit will transfer  Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts  according to your current  instructions  with respect to purchase  payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.

     If you do not make any required loan payment within 30 days of the due date for loans with a monthly  repayment  schedule  or within 90 days of the due date for loans with a  quarterly  repayment  schedule,  your total  outstanding  loan balance will be deemed to be in default for tax reporting  purposes.  The entire loan  balance,  with any  accrued  interest,  will be  reported as income to the
Internal  Revenue Service  ("IRS").  Security  Benefit may agree to extend these deadlines for late payments within any limits imposed by IRS regulations. Once a loan has gone into default,  regularly  scheduled payments will not be accepted.
No new loans will be allowed while a loan is in default.  Interest will continue to  accrue  on a loan in  default.  Contract  Value  equal to the  amount of the accrued interest will be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value
upon  the   Contractowner's   attaining   age  59  1/2.  The  Contract  will  be
automatically  terminated if the  outstanding  loan balance on a loan in default equals or exceeds the Withdrawal  Value.  The proceeds from the Contract will be used to repay the debt and any  applicable  withdrawal  charge.  Because  of the adverse  tax  consequences  associated  with  defaulting  on a loan,  you should carefully  consider your ability to repay the loan and should consult with a tax advisor before requesting a loan.

     While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account.  Outstanding Contract Debt will reduce the amount of proceeds paid  upon  full  withdrawal,  upon  payment  of the  death  benefit,  and  upon annuitization.  In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.

     You should consult with your tax adviser on the effect of a loan.

     Loans are not available in certain states  pending  department of insurance approval.  If loans are later  approved by the insurance  department of a state,
Security  Benefit  intends  to make  loans  available  to all  Owners  of 403(b)
contracts in that state at that time,  but there can be no assurance  that loans
will  be  approved.   Prospective  Contractowners  should  contact  their  agent concerning availability of loans in their state.

THE  PROSPECTUS  IS UPDATED BY  INSERTING  THE  FOLLOWING  SUBSECTION  AFTER THE
SUBSECTION  ENTITLED  "RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS", IN THE
"MORE ABOUT THE CONTRACT" SECTION OF THE PROSPECTUS:

RESTRICTIONS  UNDER  THE  TEXAS  OPTIONAL  RETIREMENT  PROGRAM  -- If you  are a
Participant in the Texas Optional Retirement  Program,  your Contract is subject to  restrictions  required under the Texas  Government  Code. In accordance with those restrictions,  you will not be permitted to make withdrawals prior to your retirement,  death or termination of employment in a Texas public institution of higher education.

THE PROSPECTUS IS UPDATED BY REPLACING THE ENTIRE SUBSECTION ENTITLED "QUALIFIED
PLANS",  IN THE  "FEDERAL  TAX  MATTERS"  SECTION  OF THE  PROSPECTUS,  WITH THE
FOLLOWING:

QUALIFIED  PLANS -- The Contract may be used with Qualified  Plans that meet the requirements of Section 401, 403(a),  403(b), 408 or 457 of the Code. If you are
purchasing  the  Contract as an  investment  vehicle for one of these  Qualified
Plans, you should consider that the Contract does not provide any additional tax advantages to that already  available through the Qualified Plan.  However,  the
Contract does offer  features and benefits in addition to providing tax deferral that other  investments may not offer,  including  death benefit  protection for your  beneficiaries  and annuity  options which  guarantee  income for life. You should  consult  with your  financial  professional  as to whether  the  overall
benefits   and  costs  of  the  Contract  are   appropriate   considering   your
circumstances.

     The tax rules  applicable  to  participants  in such  Qualified  Plans vary according to the type of plan and the terms and  conditions  of the plan itself.
No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate  retirement savings under the  plans.  Adverse  tax  or  other  legal  consequences  to the  plan,  to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments,  unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the
Contract. Contractowners,  Annuitants, and beneficiaries, are cautioned that the rights of any person to any benefits under such  Qualified  Plans may be subject to the terms and  conditions  of the plans  themselves  or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, Security Benefit may accept beneficiary designations and payment  instructions  under the  terms of the  Contract  without  regard to any spousal consents that may be required under the plan or the Employee  Retirement
Income Security Act of 1974 (ERISA). Consequently, a Contractowner's beneficiary designation or elected payment option may not be enforceable.

     The  amounts  that may be  contributed  to  Qualified  Plans are subject to limitations  that  vary  depending  on the  type of  Plan.  In  addition,  early distributions  from most Qualified Plans may be subject to penalty taxes, or for
certain  plans,   could  cause  the  Plan  to  be   disqualified.   Furthermore,
distributions   from  most  Qualified  Plans  are  subject  to  certain  minimum distribution  rules.  Failure  to  comply  with  these  rules  could  result  in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes.
As a result,  the  minimum  distribution  rules may  limit the  availability  of certain Annuity  Options to certain  Annuitants and their  beneficiaries.  These
requirements  may  not  be  incorporated   into  Security   Benefit's   Contract
administration   procedures.   Owners,   participants  and   beneficiaries   are
responsible  for  determining  that   contributions,   distributions  and  other
transactions with respect to the Contracts comply with applicable law.

     The  following  are brief  descriptions  of the various  types of Qualified
Plans and the use of the Contract therewith:

     SECTION 401. Code Section 401 permits  employers to establish various types of retirement plans (e.g.,  pension,  profit sharing and 401(k) plans) for their employees. For this purpose,  self-employed individuals (proprietors or partners operating a trade or business) are treated as employees  and therefore  eligible to participate in such plans.  Retirement  plans  established in accordance with
Section 401 may permit the purchase of Contracts to provide benefits thereunder.

     In order for a retirement plan to be "qualified" under Code Section 401, it must: (i) meet certain minimum standards with respect to participation, coverage and vesting;  (ii) not discriminate in favor of "highly compensated"  employees;
(iii) provide  contributions or benefits that do not exceed certain limitations;
(iv)  prohibit  the use of plan  assets for  purposes  other than the  exclusive benefit  of the  employees  and their  beneficiaries  covered  by the plan;  (v)
provide  for  distributions  that  comply  with  certain  minimum   distribution
requirements;  (vi) provide for certain  spousal  survivor  benefits;  and (vii)
comply with numerous other qualification requirements.

     A  retirement  plan  qualified  under  Code  Section  401 may be  funded by employer  contributions,  employee  contributions or a combination of both. Plan participants  are  normally not subject to tax on employer  contributions  until such amounts are actually distributed from the plan. Depending upon the terms of the  particular  plan,  employee  contributions  may be  made  on a  pre-tax  or after-tax basis. In addition,  plan  participants are not taxed on plan earnings derived from either employer or employee  contributions  until such earnings are distributed.

     Each employee's  interest in a retirement plan qualified under Code Section
401 must  generally be  distributed  or begin to be  distributed  not later than
April 1 of the calendar  year  following the later of the calendar year in which the employee reaches age 70 1/2, for employees who are not 5% owners, or retires
("required beginning date").  Periodic  distributions must not extend beyond the life of the employee or the lives of the  employee and a designated  beneficiary
(or over a period  extending  beyond the life  expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

     If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed within five years of the  employee's  death.  However,  the  five-year  rule  will be deemed satisfied,  if  distributions  begin  before  the  close  of the  calendar  year following the year of the employee's  death to a designated  beneficiary and are made over the life of the beneficiary (or over a period not extending beyond the life  expectancy  of the  beneficiary).  If the  designated  beneficiary  is the employee's  surviving  spouse,  distributions  may be delayed until the employee would have reached age 70 1/2.

     If an employee dies after reaching his or her required  beginning date, the employee's  interest  in the plan  must  generally  be  distributed  at least as rapidly  as under  the  method  of  distribution  in  effect  at the time of the employee's death.

     New  regulations  proposed  by the IRS in  January  2001 may  significantly change  these  rules,  generally  by  reducing  the amount of the  distributions required,  beginning  in 2002.  These  proposed  rules  may be used  under  some circumstances for distributions attributable to the year 2001.

     Annuity  payments  distributed  from a retirement plan qualified under Code
Section 401 are taxable under  Section 72 of the Code.  Section 72 provides that the portion of each payment  attributable to contributions  that were taxable to the employee in the year made, if any, is excluded from gross income as a return of the employee's investment.  The portion so excluded is determined by dividing the employee's  investment in the plan by (1) the number of anticipated payments determined  under a table set forth in Section 72 of the Code or (2) in the case of a contract  calling for installment  payments,  the number of monthly annuity payments  under such  contract.  The  portion  of each  payment in excess of the exclusion amount is taxable as ordinary income.  Once the employee's  investment has been recovered,  the full annuity  payment will be taxable.  If the employee should die prior to recovering his entire investment, the unrecovered investment will be allowed as a deduction  on his final  return.  If the  employee  made no contributions  that were  taxable  when made,  the full  amount of each  annuity payment is taxable to him as ordinary income.

     A "lump-sum"  distribution  from a  retirement  plan  qualified  under Code
Section 401 is eligible for favorable tax treatment.  A "lump-sum"  distribution means the  distribution  within one taxable year of the balance to the credit of the employee which becomes payable: (i) on account of the employee's death, (ii)
after the  employee  attains  age 59 1/2,  (iii) on  account  of the  employee's termination  of employment  (in the case of a common law employee  only) or (iv)
after the employee has become  disabled (in the case of a  self-employed  person only).

     As a general  rule, a lump-sum  distribution  is fully  taxable as ordinary income except for an amount equal to the employee's investment, if any, which is recovered tax-free.  However, ten-year averaging and capital-gains treatment may be available to an employee who reached age 50 before 1986.

     Distributions  from a retirement  plan qualified under Code Section 401 may be eligible for a tax-free rollover to either another qualified  retirement plan or to an individual  retirement  account or annuity (IRA). See "Rollovers," page
38.

     SECTION  403(B).  Code Section 403(b)  permits public school  employees and
employees  of  certain  types  of   charitable,   educational   and   scientific
organizations  specified in Section  501(c)(3)  of the Code to purchase  annuity contracts,  and,  subject  to  certain  limitations,  to  exclude  the amount of purchase  payments  from gross  income for tax  purposes.  The  Contract  may be purchased in connection with a Section 403(b) annuity program.

     Section  403(b)  annuities  must  generally be provided  under a plan which
meets   certain   minimum   participation,   coverage,   and   nondiscrimination
requirements.   Section  403(b)  annuities  are  generally  subject  to  minimum distribution  requirements  similar  to those  applicable  to  retirement  plans qualified under Section 401 of the Code. See "Section 401," page 36.

     A  Section  403(b)   annuity   contract  may  be  purchased  with  employer
contributions,  employee  contributions  or a combination of both. An employee's rights  under  a  Section  403(b)  contract  must  be  nonforfeitable.  Numerous limitations  apply to the amount of contributions  that may be made to a Section
403(b)  annuity  contract.  The applicable  limit will depend upon,  among other things,  whether the annuity  contract is  purchased  with  employer or employee contributions.

     Amounts used to purchase Section 403(b) annuities  generally are excludable from the taxable income of the employee.  As a result,  all  distributions  from such annuities are normally taxable in full as ordinary income to the employee.

     A Section  403(b)  annuity  contract  must  prohibit  the  distribution  of employee  contributions  (including  earnings  thereon) until the employee:  (i)
attains  age 59 1/2,  (ii)  terminates  employment;  (iii)  dies;  (iv)  becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship).

     Distributions  from a Section 403(b) annuity contract may be eligible for a tax-free  rollover to either another  Section  403(b) annuity  contract or to an individual retirement account or annuity (IRA). See "Rollovers," page 38.

     SECTIONS 408 AND 408A. INDIVIDUAL RETIREMENT ANNUITIES.  Section 408 of the
Code permits eligible  individuals to establish  individual  retirement programs through the purchase of Individual  Retirement Annuities  ("traditional  IRAs").
The Contract may be  purchased as an IRA. The IRAs  described in this  paragraph are called  "traditional IRAs" to distinguish them from "Roth IRAs" which became available in 1998. (Roth IRAs are described on page 38.)

     IRAs are subject to limitations on the amount that may be contributed,  the persons who may be eligible and on the time when  distributions  must  commence.
Depending  upon  the  circumstances  of  the  individual,   contributions  to  a
traditional IRA may be made on a deductible or  non-deductible  basis.  IRAs may not be transferred,  sold,  assigned,  discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed $2,000 (except in the case of a rollover contribution). Any refund of premium  must be applied to the payment of future  premiums  or the  purchase of additional benefits.

     Sale  of the  Contract  for  use  with  IRAs  may  be  subject  to  special requirements  imposed by the IRS.  Purchasers  of the Contract for such purposes will be provided with such  supplementary  information as may be required by the
IRS or other appropriate  agency, and will have the right to revoke the Contract under certain  circumstances.  See the IRA Disclosure Statement that accompanies this Prospectus.

     In  general,   traditional   IRAs  are  subject  to  minimum   distribution
requirements  similar to those  applicable to retirement  plans  qualified under
Section 401 of the Code;  however,  the required  beginning date for traditional
IRAs is  generally  the date  that the  Contractowner  reaches  age 70  1/2--the
Contractowner's  retirement  date,  if any,  will not affect his or her required beginning  date.  See  "Section  401,"  page  36.  Distributions  from  IRAs are generally  taxed under Code  Section 72.  Under these  rules,  a portion of each distribution  may be  excludable  from income.  The amount  excludable  from the individual's income is the amount of the distribution which bears the same ratio as the  individual's  nondeductible  contributions  bears to the expected return under the IRA.

     Distributions  from a  traditional  IRA  may  be  eligible  for a  tax-free rollover to another  traditional  IRA. In certain cases,  a distribution  from a traditional IRA may be eligible to be rolled over to a retirement plan qualified under Code Section 401(a) or a Section 403(b) annuity contract. See "Rollovers,"
page 38.

     SIMPLE INDIVIDUAL RETIREMENT  ANNUITIES.  The Small Business Job Protection
Act of 1996 created a new retirement plan, the Savings  Incentive Match Plan for
Employees of Small Employers  (SIMPLE plans).  Depending upon the type of SIMPLE plan,  employers may deposit the plan  contributions into a single trust or into
SIMPLE  Individual  Retirement  Annuities  ("SIMPLE  IRA")  established  by each participant.

     Information on eligibility to participate in an employer's SIMPLE Plan will be included in the summary description of the plan furnished to the participants by their employer.  Contributions  to a SIMPLE IRA may be either salary deferral contributions or employer  contributions.  On a pre-tax basis,  participants may elect to contribute  through salary deferrals up to $6,500 of their compensation to a SIMPLE  IRA.  In  addition,  employers  are  required  to make either (1) a dollar-for-dollar  matching  contribution (up to a 3% of compensation  limit) or
(2) a nonelective contribution to their account each year. Finally, participants may roll over or transfer  contributions to their SIMPLE IRA from another SIMPLE
IRA.

     In general, SIMPLE IRAs are subject to a minimum distribution  requirements similar to those  applicable to retirement  plans qualified under Section 401 of the Code; however,  the required beginning date for SIMPLE IRAs is generally the date that the contractowner  reaches age 70 1/2. The Contractowner's  retirement date  will not  affect  his or her  required  beginning  date.  Amounts  used to purchase  SIMPLE IRAs  generally are  excludable  from the taxable income of the participant.  As a result,  all  distributions  from such annuities are normally taxable in full as ordinary income to the participant.

     Distributions  from a SIMPLE IRA may be eligible for a tax-free rollover or transfer to another SIMPLE IRA.  However,  a  distribution  from a SIMPLE IRA is
NEVER  eligible  to be rolled over to a  retirement  plan  qualified  under Code
Section 401(a) or a Section 403(b) annuity contract.

     The IRS has not reviewed the  Contract for  qualification  as a SIMPLE IRA, and has not  addressed  in a ruling of general  applicability  whether the death benefit provision such as the provision in the Contract comports with SIMPLE IRA qualification requirements.

     ROTH  IRAS.  Section  408A of the  Code  permits  eligible  individuals  to establish  a Roth IRA, a new type of IRA which  became  available  in 1998.  The
Contract  may be purchased  as a Roth IRA.  Contributions  to a Roth IRA are not
deductible,  but withdrawals  that meet certain  requirements are not subject to federal  income tax.  Sale of the Contract for use with Roth IRAs may be subject to special  requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other  appropriate  agency,  and will have the right to revoke the
Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to  minimum  required  distribution  rules  during  the  Contractowner's lifetime.  Generally,  however,  the  amount  in a  remaining  Roth  IRA must be distributed  by the end of the fifth year after the death of the  Contractowner.
Distributions  as a  result  of the  owner's  death  may  also  be  made  over a beneficiary's life expectancy.

     The IRS has not reviewed the Contract for  qualification  as a Roth IRA and has not addressed in a ruling of general  applicability  whether a death benefit provision  such  as the  provision  in  the  Contract  comports  with  Roth  IRA qualification requirements.

     SECTION 457.  Section 457 of the Code permits  employees of state and local governments  and units and  agencies of state and local  governments  as well as tax-exempt organizations to defer a portion of their compensation without paying current  taxes if those  employees  are  participants  in an  eligible  deferred compensation  plan.  A Section 457 plan may permit the  purchase of Contracts to provide benefits thereunder.

     Although a participant  under a Section 457 plan may be permitted to direct or choose  methods of investment in the case of a tax-exempt  employer  sponsor, all amounts  deferred under the plan, and any income thereon,  remain solely the property of the  employer  and  subject to the claims of its general  creditors, until paid to the participant.  The assets of a Section 457 plan maintained by a state or local government  employer must be held in trust (or custodial  account or an annuity contract) for the exclusive benefit of plan participants, who will be responsible for taxes upon  distribution.  A Section 457 plan must not permit the distribution of a participant's  benefits until the participant  attains age
70 1/2, terminates employment or incurs an "unforeseeable emergency."

     Section   457  plans  are   generally   subject  to  minimum   distribution
requirements  similar to those  applicable to retirement  plans  qualified under
Section 401 of the Code.  See "Section  401," page 36. Since under a Section 457 plan,  contributions  are generally  excludable  from the taxable  income of the employee,  the full amount  received will usually be taxable as ordinary  income when annuity payments commence or other  distributions  are made.  Distributions from a Section 457 plan are not eligible for tax-free rollovers.

     ROLLOVERS. A "rollover" is the tax-free transfer of a distribution from one
Qualified Plan to another.  Distributions which are rolled over are not included in the employee's gross income until some future time.

     If any portion of the balance to the credit of an employee in a Section 401 plan or Section  403(b) plan is paid to the  employee in an  "eligible  rollover distribution"  and the employee  transfers any portion of the amount received to an "eligible  retirement plan," then the amount so transferred is not includable in income. An "eligible rollover distribution"  generally means any distribution that is not one of a  series  of  periodic  payments  made  for the  life of the distributee  or for a specified  period of at least ten years.  In  addition,  a
required  minimum   distribution  will  not  qualify  as  an  eligible  rollover distribution.  A rollover must be completed  within 60 days after receipt of the distribution.

     In the case of a Section 401 plan,  an "eligible  retirement  plan" will be another  retirement  plan  qualified  under Code  Section  401 or an  individual retirement  account or annuity under Code Section 408. With respect to a Section
403(b) plan, an "eligible  retirement  plan" will be another Section 403(b) plan or an individual retirement account or annuity described in Code Section 408.

     A Section  401 plan and a Section  403(b)  plan  must  generally  provide a participant receiving an eligible rollover distribution,  the option to have the distribution transferred directly to another eligible retirement plan.

     The owner of an IRA may make a tax-free rollover of any portion of the IRA.
The rollover must be completed  within 60 days of the distribution and generally may  only  be made  to  another  IRA.  However,  an  individual  may  receive  a distribution  from  his or her  IRA and  within  60  days  roll  it over  into a retirement  plan qualified  under Code Section 401(a) if all of the funds in the
IRA are  attributable  to a rollover from a Section  401(a) plan.  Similarly,  a distribution from an IRA may be rolled over to a Section 403(b) plan only if all of the funds in the IRA are  attributable  to a rollover  from a Section  403(b)
annuity.

     TAX PENALTIES.  PREMATURE  DISTRIBUTION TAX. Distributions from a Qualified
Plan  before the  participant  reaches  age 59 1/2 are  generally  subject to an additional tax equal to 10% of the taxable portion of the distribution.  The 10%
penalty tax does not apply to  distributions:  (i) made on or after the death of the employee;  (ii) attributable to the employee's  disability;  (iii) which are part of a series  of  substantially  equal  periodic  payments  made  (at  least annually) for the life (or life  expectancy)  of the employee or the joint lives
(or joint life  expectancy)  of the employee and a  designated  beneficiary  and which, for Qualified Plans other than IRAs, begin after the employee  terminates employment;  (iv) made to an employee  after  termination  of  employment  after reaching  age 55; (v) made to pay for certain  medical  expenses;  (vi) that are exempt  withdrawals  of an excess  contribution;  (vii)  that is rolled  over or transferred in accordance with Code requirements;  or (viii) that is transferred pursuant to a decree of divorce or separate  maintenance  or written  instrument incident to such a decree.

     The  exception  to the 10% penalty tax  described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without  application of the 10% penalty tax to pay health  insurance premiums in certain  cases.  In addition,  the 10% penalty tax is generally  not applicable to distributions  from a Section 457 plan.  Starting January 1, 1998, there are two additional  exceptions to the 10% penalty tax on withdrawals  from
IRAs before age 59 1/2:  withdrawals  made to pay "qualified"  higher  education expenses and  withdrawals  made to pay certain  "eligible  first-time home buyer expenses."

     MINIMUM  DISTRIBUTION TAX. If the amount  distributed from a Qualified Plan is less than the minimum required  distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed.

     WITHHOLDING.   Periodic  distributions  (e.g.,  annuities  and  installment payments) from a Qualified Plan that will last for a period of ten or more years are generally  subject to voluntary income tax withholding.  The amount withheld on such periodic  distributions  is determined at the rate  applicable to wages.
The  recipient  of a  periodic  distribution  may  generally  elect  not to have withholding apply.

     Nonperiodic  distributions  (e.g.,  lump sums and annuities or  installment payments  of less than ten years)  from a  Qualified  Plan  (other  than IRA and
Section  457  plans)  are   generally   subject  to  mandatory  20%  income  tax
withholding.   However,  no  withholding  is  imposed  if  the  distribution  is
transferred   directly  to  another   eligible   Qualified   Plan.   Nonperiodic
distributions  from an IRA are subject to income tax  withholding  at a flat 10%
rate.  The recipient of such a  distribution  may elect not to have  withholding apply.

     The  above  description  of the  federal  income  tax  consequences  of the different types of Qualified  Plans which may be funded by the Contract  offered by this  Prospectus  is only a brief  summary and is not intended as tax advice.
The rules governing the provisions of Qualified Plans are extremely  complex and often  difficult to  comprehend.  Anything  less than full  compliance  with the applicable  rules,  all of which are  subject to change,  may have  adverse  tax consequences.  A prospective  Contractowner  considering adoption of a Qualified
Plan and purchase of a Contract in connection  therewith  should first consult a qualified  and  competent  tax adviser,  with regard to the  suitability  of the
Contract as an investment vehicle for the Qualified Plan.

THE SUBSECTION ENTITLED "FINANCIAL STATEMENTS",  IN THE "ADDITIONAL INFORMATION"
SECTION OF THE PROSPECTUS, IS UPDATED BY REPLACING IT WITH THE FOLLOWING:

FINANCIAL  STATEMENTS -- Consolidated  financial  statements of Security Benefit
Life Insurance  Company and  Subsidiaries  at December 31, 2000 and 1999 and for
each of the three years in the period ended December 31, 2000, and the financial statements of the Separate  Account at December 31, 2000 and for each of the two years in the period ended  December 31, 2000 are  contained in the  Statement of
Additional Information.

SECURITY BENEFIT LIFE INSURANCE COMPANY
A Member of The Security Benefit Group of Companies
700 SW Harrison, Topeka, Kansas 66636-0001

                                    VARIFLEX

                           VARIABLE ANNUITY CONTRACTS

STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 2001
RELATING TO THE PROSPECTUS DATED MAY 1, 2001,
AS IT MAY BE  SUPPLEMENTED  FROM TIME TO TIME
(785) 431-3112
(800) 888-2461

--------------------------------------------------------------------------------
SECURITY BENEFIT LIFE INSURANCE COMPANY
A Member of The Security Benefit Group of Companies
700 SW Harrison, Topeka, Kansas 66636-0001

                                    VARIFLEX
                           VARIABLE ANNUITY CONTRACTS

                                  STATEMENT OF
                             ADDITIONAL INFORMATION
                                   May 1, 2001

This Statement of Additional  Information expands upon subjects discussed in the current  Prospectus for the Variflex Variable Annuity Contracts (the "Contract")
offered by Security Benefit Life Insurance Company ("Security Benefit"). You may
obtain a copy of the Prospectus dated May 1, 2001, by calling (785) 431-3112, or writing to Security  Benefit Life Insurance  Company,  700 SW Harrison,  Topeka,
Kansas  66636-0001.  Terms used in the current  Prospectus  for the Contract are incorporated in this Statement.

THIS STATEMENT OF ADDITIONAL  INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ
ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.

                                TABLE OF CONTENTS

Limits on Purchase Payments Paid

THE CONTRACT

The  following  provides  additional   information  about  the  Contracts  which
supplements  the  description  in the Prospectus and which may be of interest to some Contractowners.

VALUATION OF  ACCUMULATION  UNITS -- The  objective of a Variable  Annuity is to provide level payments  during periods when the market is relatively  stable and to reflect as increased  payments only the excess  investment  results following from inflation or an increase in productivity.

The Accumulation  Unit value for a Subaccount on any day is equal to (a) divided by (b),  where (a) is the net asset value of the  underlying  Fund shares of the
Subaccount  less the  mortality  and expense risk charge and any  deduction  for provision for federal income taxes and (b) is the number of  Accumulation  Units of that Subaccount at the beginning of that day.

The value of a Contract on any Valuation Date during the Accumulation Period can be  determined  by  subtracting  (b)  from  (a),  where  (a)  is  determined  by multiplying  the total number of Accumulation  Units of each  Subaccount  within
Variflex  credited to the Contract by the applicable  Accumulation Unit value of each such Subaccount,  and (b) is any pro rata administration charge. During the
Accumulation  Period,  all cash dividends and other cash  distributions  made to each  Subaccount  will be reinvested in additional  shares of the  corresponding
Series of SBL Fund.

COMPUTATION OF VARIABLE ANNUITY PAYMENTS--

DETERMINATION OF AMOUNT OF FIRST ANNUITY PAYMENT.  For Annuities under options 1 through 4, 9 and 10, the Contracts  specify tables  indicating the dollar amount of the first monthly payment under each optional form of Annuity for each $1,000 applied.  The total first monthly  annuity  payment is determined by multiplying the value of your Contract  (expressed in thousands of dollars) by the amount of the first monthly  payment per $1,000 of value,  in  accordance  with the tables specified  in your  Contract.  The value of your  Contract  for the  purpose  of establishing the first periodic payment under options 1, 2, 3, 4 or similar life contingent  payment  options  mutually  agreed  upon is equal to the  number  of
Accumulation Units applied to the option times the Accumulation Unit value as of the close of the Annuity  Commencement  Date (or for  Contracts  issued prior to
January  4,  1999,  as of the  end of  the  second  day  preceding  the  Annuity
Commencement   Date).   For  Annuities   under  these  options,   any  pro  rata
administration  charge is assessed prior to the first annuity payment under such option.  For Annuities  under options 5 through 8 or other mutually  agreed upon non-life  contingent  payment option, the value of your Contract for the purpose of the first and subsequent  periodic payments is based on the Accumulation Unit value as of the end of the day the annuity payment is made.

AMOUNT OF THE SECOND AND SUBSEQUENT  ANNUITY  PAYMENTS.  For Variable  Annuities
under  options 1 through 4, 9 and 10, the  amount of the first  monthly  annuity payment  determined as described above is divided by the applicable  value of an
Annuity  Unit (see  below) as of the close of the Annuity  Commencement  Date to determine the number of Annuity Units  represented  by the first  payment.  This number of Annuity Units remains fixed during the Annuity Period,  unless Annuity
Units are  transferred  among  Subaccounts.  The  dollar  amount of the  annuity payment is  determined by  multiplying  the fixed number of Annuity Units by the
Annuity Unit value for the day the payment is due.

ANNUITY  UNIT.  The value of an Annuity Unit  originally  was set at $1.00.  The value of an Annuity Unit for any subsequent day is determined by multiplying the value for the immediately preceding day by the product of (a) the Net Investment
Factor for the day for which the value is being  calculated and (b) .9999057540, the  interest  neutralization  factor (the factor  required  to  neutralize  the assumed  interest rate of 3 1/2% built into the annuity  rates  specified in the
Contract).  The  Net  Investment  Factor  of any  Subaccount  is  determined  by subtracting 0.00003307502, the mortality and expense risk charge, from the ratio of (a) to (b) where (a) is the value of a share of the underlying  Series of SBL
Fund  at  the  end of  the  day  plus  the  value  of  any  dividends  or  other distributions  attributable  to such share during a day and minus any applicable income tax liabilities as determined by Security  Benefit,  and (b) is the value of a share of the underlying Series of SBL Fund at the end of the previous day.

ILLUSTRATION  -- The Annuity Unit and the Annuity  payment may be illustrated by
the  following  hypothetical  example:   Assume  an  Annuitant  at  the  Annuity
Commencement Date has credited to his or her Contract 4,000  Accumulation  Units and that the value of an  Accumulation  Unit was $5.13,  producing a total value for the Contract of $20,520.  Any premium taxes due would reduce the total value of the  Contract  that could be applied  towards the Annuity;  however,  in this illustration  it is assumed no premium  taxes are  applicable.  Assume  also the
Annuitant elects an option for which the annuity table specified in the Contract indicates the first monthly  payment is $6.40 per $1,000 of value  applied;  the resulting first monthly payment would be 20.520 multiplied by $6.40 or $131.33.

Assume the Annuity Unit value for the day on which the first payment was due was
$1.0589108749. When this is divided into the first monthly payment the number of
Annuity Units  represented by that payment is  124.0236578101.  The value of the same number of Annuity Units will be paid in each subsequent month.

Assume  further the value of a Subaccount  share was $5.15 at the end of the day preceding the date of the second annuity  payment,  that it was $5.17 at the end of the due date of the second Annuity  payment and that there was no cash income during  such  second  day.  The Net  Investment  Factor for that  second day was
1.0038504201  ($5.17  divided by $5.15  minus  .00003307502).  Multiplying  this factor by 0.9999057540  to neutralize the assumed  interest rate (the 3 1/2% per annum built into the number of Annuity  Units as  determined  above)  produces a result of  1.0037558112.  The  Annuity  Unit value for the  valuation  period is therefore  1.0639727137  which is 1.0037558112 x $1.0599915854 (the value at the beginning of the day).

The current  monthly  payment is then  determined by  multiplying  the number of
Annuity  Units  by the  current  Annuity  Unit  value  or  124.0236578101  times
$1.0639727137 which produces a current monthly payment of $131.96.

VARIATIONS IN CHARGES -- The contingent  deferred sales charges or other charges or deductions may be reduced or waived for sales of Variflex Contracts where the expenses  associated  with the sale of the  Contract or the  administrative  and maintenance  costs  associated with the Contract are reduced for reasons such as the amount of the initial purchase  payment,  the amounts of projected  purchase payments,  or that the Contract is sold in connection  with a group or sponsored arrangement.  Security  Benefit  will only  reduce or waive such  charges  where expenses  associated with the sale of the Contract or the costs  associated with administering and maintaining the Contract are reduced.

Directors,  officers and bona fide full-time  employees of Security Benefit Life
Insurance Company,  or its subsidiaries or SBL Fund; the spouses,  grandparents, parents,  children,  grandchildren and siblings of such directors,  officers and employees and their spouses; any trust, pension, profit-sharing or other benefit plan  established  by any of the foregoing  corporations  for persons  described above; and salespersons  (and their spouses and minor children) who are licensed with  Security  Benefit to sell  variable  annuities  are  permitted to purchase contracts with substantial reduction of the contingent deferred sales charges or other  administrative  charges or  deductions.  Contracts so  purchased  are for investment  purposes only and may not be resold except to Security  Benefit.  No sales commission will be paid on such contracts.

TERMINATION OF CONTRACT -- Security  Benefit reserves the right to terminate any
Group Unallocated Contract under the following  circumstances:  (1) the Contract
Value is less than $10,000 after the end of the first  Contract Year, or $20,000 after the end of the third  Contract  Year;  (2) the Qualified  Plan pursuant to
which  the  Contract  is  issued  is  terminated   for  any  reason  or  becomes
disqualified  under Section 401 or 403 of the Internal  Revenue Code; or (3) for
any reason after the eighth  Contract  Year.  For  Contracts  issued on or after
January 4,  1999,  Security  Benefit  also  reserves  the right to  terminate  a
Contract  if  Account  Value is less  then  $2,000  at any time  after the first
Contract Year and prior to the Annuity  Commencement  Date. For Contracts issued prior to January 4, 1999,  Security  Benefit  may  terminate  a Contract  if the following  conditions  exist  during the  Accumulation  Period:  (1) no purchase payments  have been  received by Security  Benefit for the Contract for two full years; (2) the combined value of the Contract in the Separate and Fixed Accounts is less than $2,000; and (3) the value of the Contract which is allocated to the
Fixed Account,  projected to the maturity date,  would produce  installments  of less than $20 per month using contractual guarantees.  Termination of a Contract may have  adverse tax  consequences.  (See the  Prospectus  at "Full and Partial
Withdrawals," page 19,  "Distribution  Requirements,"  page 22, and "Federal Tax
Matters," page 32.)

GROUP  CONTRACTS  -- In the case of Group  Allocated  Contract,  a master  group contract is issued to the employer or other organization, or to the trustee, who is the Contractowner.  The master group contract covers all Participants.  Where funds are  allocated  to a  Participant  Account,  each  participant  receives a certificate  which  summarizes  the  provisions of the master group contract and evidences  participation  in the Plan established by the  organization.  A Group
Unallocated  Contract is a contract between the  Contractowner and the insurance company and individual accounts are not established for Participants.

PERFORMANCE INFORMATION

Performance information for the Subaccounts of the Variflex Separate Account may
appear in  advertisements,  sales  literature  or reports to  Contractowners  or prospective  purchasers.  Performance  information  in  advertisements  or sales literature  may be  expressed as yield and  effective  yield of the Money Market
Subaccount,  and yield,  average  annual  total  return and total  return of all
Subaccounts  except the Money  Market  Subaccount.  Current  yield for the Money
Market  Subaccount  will be based on the  change in the value of a  hypothetical investment  (exclusive  of  capital  changes  and income  other than  investment
income)  over  a  particular   seven-day  period,  less  a  hypothetical  charge
reflecting  deductions from Contractowner  accounts during the period (the "base period"),  and stated as a percentage of the investment at the start of the base period (the "base period return").  The base period return is then annualized by multiplying  by 365/7,  with the resulting  yield figure carried to at least the nearest  hundredth  of 1%.  "Effective  yield" for the Money  Market  Subaccount
assumes  that  all  dividends   received  during  an  annual  period  have  been
reinvested.  Calculation of "effective  yield" begins with the same "base period return" used in the  calculation of yield,  which is then  annualized to reflect weekly compounding pursuant to the following formula:

              Effective Yield = ((Base Period Return + 1)^365/7) - 1

For the seven-day  period ended December 31, 2000, the yield of the Money Market
Subaccount was 3.81% and the effective yield of the Money Market  Subaccount was
3.88%.

Quotations of yield for the Subaccounts, other than the Money Market Subaccount, will be based on all  investment  income per  Accumulation  Unit earned during a particular  30-day  period,  less  expenses  accrued  during  the  period  ("net investment  income"),  and will be computed by dividing net investment income by the value of the Accumulation  Unit on the last day of the period,  according to the following formula:

                            YIELD = 2[(a-b + 1)^6 - 1]
                                       ---
                                       cd

where    a =   net investment income earned during  the period by  the Series of the Fund attributable to shares owned by the Subaccount,

         b =   expenses accrued for the period (net of any reimbursements),

         c =   the   average  daily  number of  Accumulation  Units  outstanding during the period that were entitled to receive dividends, and

         d =   the maximum offering price per Accumulation Unit  on the last day of the period.

For the 30-day  period ended  December 31, 2000,  the yield for the  Diversified
Income Subaccount was 7.55%.

Quotations  of average  annual total return for any  Subaccount  of the Separate
Account  will be  expressed in terms of the average  annual  compounded  rate of return of a hypothetical  investment in the Subaccount over certain periods that will  include  periods of 1, 5 and 10 years (up to the life of the  Subaccount), calculated pursuant to the following formula:

                                 P(1 + T)^n = ERV

(where P = a  hypothetical  initial  payment of $1,000,  T = the average  annual total return, n = the number of years, and ERV = the ending  redeemable value of a hypothetical  $1,000 payment made at the beginning of the period).  Such total return figures reflect the deduction of the applicable contingent deferred sales charge  and other  recurring  Variflex  fees and  charges  on an  annual  basis, including  charges for mortality and expense risk and the annual  administration charge, although other quotations may be simultaneously given that do not assume a surrender  and do not take into account  deduction  of a  contingent  deferred sales charge or the annual administration charge.

For the 1-, 5- and 10-year  periods ended  December 31, 2000, the average annual total return for the Subaccounts was the following:

--------------------------------------------------------------------------------
                                                 AVERAGE ANNUAL RETURN
                                            (WITH CONTINGENT DEFERRED SALES
                                           CHARGE AND ADMINISTRATION CHARGE)
                                         ---------------------------------------
                                            1 YEAR      5 YEARS      10 YEARS
--------------------------------------------------------------------------------

Equity Subaccount                          (23.47)%       9.36%       12.73%
Large Cap Value Subaccount                 (18.01)%       4.58%        8.78%
Global Subaccount                           (8.66)%      14.81%       11.06%
Diversified Income Subaccount               (3.73)%      (0.74)%       3.02%
Large Cap Growth Subaccount                (28.98)%(9)    ---          ---
Enhanced Index Subaccount                  (21.09)%      (7.27)%(8)    ---
International Subaccount                   (30.45)%      (5.68)%(8)    ---
Mid Cap Growth Subaccount                    4.36%       21.81%       18.35%(1)
Global Strategic Income Subaccount          (8.33)%       1.42%        2.49%(2)
Capital Growth Subaccount                  (28.34)%(9)    ---          ---
Global Total Return Subaccount             (21.50)%       2.30%        3.17%(2)
Managed Asset Allocation Subaccount        (12.70)%       7.15%        7.53%(2)
Equity Income Subaccount                     0.51%       10.23%       12.21%(2)
High Yield Subaccount                      (13.28)%      (7.45)%(7)    ---
Small Cap Value Subaccount                  (3.51)%(9)    ---          ---
Social Awareness Subaccount                (23.59)%      10.35%        9.70%(4)
Technology Subaccount                      (45.91)%(9)    ---          ---
Mid Cap Value Subaccount                    21.23%       19.33%(7)     ---
Main Street Growth
 and Income(R)Subaccount                   (19.60)%(9)    ---          ---
Small Cap Growth Subaccount                (19.84)%      24.57%(7)     ---
Select 25 Subaccount                       (26.51)%      (5.56)%(8)    ---
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                             AVERAGE ANNUAL RETURN (WITHOUT
                                               CONTINGENT DEFERRED SALES
                                           CHARGE AND ADMINISTRATION CHARGE)
                                         ---------------------------------------
                                            1 YEAR      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Equity Subaccount                          (13.81)%      11.96%       14.38%
Large Cap Value Subaccount                  (7.87)%       7.53%       10.61%
Global Subaccount                            2.29%       17.58%       13.30%
Diversified Income Subaccount                7.27%        3.02%        5.49%
Large Cap Growth Subaccount                (20.80)%(9)    ---          ---
Enhanced Index Subaccount                  (11.22)%      (0.66)%(8)    ---
International Subaccount                   (21.40)%       0.84%(8)     ---
Mid Cap Growth Subaccount                   15.37%       24.34%       21.31%(1)
Global Strategic Income Subaccount           2.65%        4.84%        5.58%(2)
Capital Growth Subaccount                  (20.10)%(9)    ---          ---
Global Total Return Subaccount             (11.66)%       5.55%        6.13%(2)
Managed Asset Allocation Subaccount         (2.10)%      10.12%       10.27%(2)
Equity Income Subaccount                    11.52%       12.99%       14.60%(2)
High Yield Subaccount                       (2.47)%       4.40%(3)     ---
Small Cap Value Subaccount                   6.50%(9)     ---          ---
Social Awareness Subaccount                (13.93)%      12.98%       11.80%(4)
Technology Subaccount                      (39.20)%(9)    ---          ---
Mid Cap Value Subaccount                    32.24%       25.93%(5)     ---
Main Street Growth
 and Income(R)Subaccount                   (10.60)%(9)    ---          ---
Small Cap Growth Subaccount                 (9.86)%      19.17%(6)     ---
Select 25 Subaccount                       (17.11)%       1.02%(8)     ---
--------------------------------------------------------------------------------
1  From October 1, 1992 (Subaccount date of inception) to December 31, 2000.
2  From June 1, 1995 (Subaccount date of inception) to December 31, 2000.
3  From August 5, 1996  (underlying  Series date of inception) to December 31,
   2000.
4  From May 1, 1991 (Subaccount date of inception) to December 31, 2000.
5  From May 1, 1997  (underlying  Series date of  inception)  to December  31,
   2000.
6  From October 15, 1997 (underlying Series date of inception) to December 31,
   2000.
7  From January 4, 1999 (Subaccount date of inception) to December 31, 2000.
8  From May 3, 1999 (Subaccount date of inception) to December 31, 2000.
9  From May 1, 2000 (Subaccount date of inception) to December 31, 2000.

--------------------------------------------------------------------------------

Quotations of total return for any  Subaccount  of the Separate  Account will be based on a hypothetical  investment in an Account over a certain period and will be computed by subtracting  the initial value of the investment  from the ending value and dividing the  remainder by the initial value of the  investment.  Such quotations of total return will reflect the deduction of all applicable  charges to the  contract  and the  separate  account  (on an annual  basis)  except  the administration charge and the applicable contingent deferred sales charge.

For the fiscal years ended 2000 through  1991,  the total return for each Series was the following:
----------------------------------------------------------------------------------
                                 2000       1999      1998      1997      1996
----------------------------------------------------------------------------------
Equity Series                  (13.81)%     6.84%    23.92%    27.16%    21.22%
Large Cap Value Series          (7.87)%     0.62%     6.25%    24.99%    16.80%
Global Series                    2.29%     51.79%    18.68%     5.17%    15.99%
Diversified Income Series        7.27%     (4.93)%    6.70%     8.71%    (1.90)%
Large Cap Growth Series        (20.80)%(9)  ---       ---      ---        ---
Enhanced Index Series          (11.22)%    11.40%(8)  ---      ---        ---
International Series           (21.40)%    29.00%(8)  ---      ---        ---
Mid Cap Growth Series           15.37%     59.90%    16.57%    18.52%    16.62%
Global Strategic
 Income Series                   2.65%     (0.08)%    5.60%     4.17%    12.25%
Capital Growth Series          (20.10)%(9)  ---       ---      ---        ---
Global Total
 Return Series                 (11.66)%    12.63%    11.28%     4.83%    12.88%
Managed Asset
 Allocation Series              (2.10)%     8.43%    17.06%    17.02%    11.35%
Equity Income Series            11.52%      1.91%     7.66%    26.92%    18.59%
High Yield Series               (2.74)%     0.08%     4.63%    11.88%     6.10%(4)
Small Cap Value Series           6.50%(9)   ---       ---      ---        ---
Social Awareness Series        (13.93)%    15.80%    29.84%    21.17%    17.41%
Technology Series              (39.20)%(9)  ---       ---      ---        ---
Mid Cap Value Series            32.24%     17.47%    15.21%    29.29%(6)  ---
Main Street Growth
 and Income(R) Series          (10.60)%(9)  ---       ---      ---        ---
Small Cap Growth Series         (9.86)%    85.00%    10.15%    (4.40)%(7) ---
Select 25 Series               (17.11)%    22.70%(8)  ---      ---        ---
----------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 1995      1994     1993      1992      1991
--------------------------------------------------------------------------------
Equity Series                    35.11%    (2.82)%  12.35%     9.83%    34.45%
Large Cap Value Series           28.52%    (4.14)%   8.30%     4.99%    36.16%
Global Series                     9.55%     1.51%   30.06%    (3.78)%    3.01%(1)
Diversified Income Series        17.17%    (8.04)%  11.28%     6.16%    15.57%
Large Cap Growth Series           ---      ---       ---       ---      ---
Enhanced Index Series             ---      ---       ---       ---      ---
International Series              ---      ---       ---       ---      ---
Mid Cap Growth Series            18.02%    (6.23)%  12.30%    24.40%(2) ---
Global Strategic
 Income Series                    6.90%(3) ---       ---       ---      ---
Capital Growth Series             ---      ---       ---       ---      ---
Global Total
 Return Series                    6.40%(3) ---       ---       ---      ---
Managed Asset
 Allocation Series                6.60%(3) ---       ---       ---      ---
Equity Income Series             16.20%(3) ---       ---       ---      ---
High Yield Series                 ---      ---       ---       ---      ---
Small Cap Value Series            ---      ---       ---       ---      ---
Social Awareness Series          26.25%    (4.96)%  10.55%    15.00%     4.70%(5)
Technology Series                 ---      ---       ---       ---      ---
Mid Cap Value Series              ---      ---       ---       ---      ---
Main Street Growth
 and Income(R) Series             ---      ---       ---       ---      ---
Small Cap Growth Series           ---      ---       ---       ---      ---
Select 25 Series                  ---      ---       ---       ---      ---
---------------------------------------------------------------------------------
1   On May 1, 1991 the Global Series changed its investment  objective from high current  income to long-term  capital  growth  through  investment in common stocks and equivalents of companies  domiciled in foreign  countries and the
    United  States.  The  performance   information  set  forth  above  reflects
    performance after the change in investment objective.
2   From October 1, 1992 to December 31, 1992.
3   From June 1, 1995 to December 31, 1995.
4   From August 5, 1996 to December 31, 1996.
5   From May 1, 1991 to December 31, 1991.
6   From May 1, 1997 to December 31, 1997.
7   From October 15, 1997 to December 31, 1997.
8   From May 3, 1999 to December 31, 1999.
9   From May 1, 2000 to December 31, 2000.

--------------------------------------------------------------------------------

Although Variflex  Contracts were not available for purchase until June 8, 1984, the  underlying  investment  vehicle  of  Variflex,  the SBL  Fund,  has been in existence  since May 26,  1977.  Performance  information  for Variflex may also include  quotations of average annual total return and total return for periods, beginning  prior to the  availability  of the  Contract,  that  incorporate  the performance  of the SBL Fund.  Any quotation of  performance  that pre-dates the date of inception of the Variflex  Separate Account (or a Subaccount  thereof as applicable)  will be accompanied  by average annual total return  reflecting the deduction of the applicable  contingent deferred sales charge and other Variflex fees and charges since the date of inception of the Subaccount.

Performance information for a Series may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones
Industrial  Average  ("DJIA"),  or other unmanaged indices so that investors may compare a  Subaccount's  results with those of a group of  unmanaged  securities widely  regarded by investors as  representative  of the  securities  markets in general;  (ii) other  groups of  variable  annuity  separate  accounts  or other investment  products  tracked  by  Lipper  Analytical  Services,  a widely  used independent  research  firm  which  ranks  mutual  funds  and  other  investment companies by overall performance,  investment objectives, and assets, or tracked by The Variable  Annuity  Research and Data Service  ("VARDS"),  an  independent service which monitors and ranks the performance of variable  annuity issuers by investment  objectives on an  industry-wide  basis or tracked by other services, companies,  publications,  or  persons  who rank such  investment  companies  on overall  performance  or other  criteria;  and (iii) the  Consumer  Price  Index
(measure for  inflation) to assess the real rate of return from an investment in the Variable Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect  deductions for administrative and management costs and expenses.  Such investment  company rating  services  include the following:
Lipper Analytical Services; VARDS;  Morningstar,  Inc.; Investment Company Data;
Schabacker  Investment  Management;  Wiesenberger  Investment Companies Service;
Computer Directions Advisory (CDA); and Johnson's Charts.

Performance  information  for any Subaccount  reflects only the performance of a hypothetical  investment in the Subaccount  during the particular time period on which the calculations are based.  Performance  information should be considered in light of the investment objectives and policies,  characteristics and quality of the  portfolio  of the  series  of the Fund in which  the  Subaccount  of the
Separate  Account  invests,  and the  market  conditions  during  the given time period, and should not be considered as a representation of what may be achieved in the future.

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS

SECTION 401 -- The applicable  annual limits on purchase payments for a Contract used in connection with a retirement plan that is qualified under Section 401 of the Internal Revenue Code depend upon the type of plan. Total purchase  payments on behalf of a participant to all defined  contribution  plans  maintained by an employer are limited  under Section  415(c) of the Internal  Revenue Code to the lesser of (a)  $35,000,  or (b) 25% of the  participant's  annual  compensation.
Salary reduction contributions to a cash-or-deferred  arrangement under a profit sharing plan are subject to additional annual limits. Contributions to a defined benefit  pension  plan are  actuarially  determined  based  upon the  amount  of benefits the  participants  will  receive  under the plan  formula.  The maximum annual benefit any individual  may receive under an employer's  defined  benefit plan is limited under  Section  415(b) of the Internal  Revenue  Code.  Rollover
contributions are not subject to the annual limitations described above.

SECTION  403(B) --  Contributions  to 403(b)  annuities are  excludable  from an employee's  gross  income  if they do not  exceed  the  smallest  of the  limits calculated under Sections 402(g), 403(b)(2), and 415 of the Code. The applicable limit will depend upon whether the  annuities  are  purchased  with  employer or employee  contributions.  Rollover contributions are not subject to these annual limits.

Section 402(g) generally limits an employee's salary reduction  contributions to a 403(b)  annuity to $10,500 a year. The $10,500 limit will be reduced by salary reduction  contributions to other types of retirement plans. An employee with at least 15 years of service  for a  "qualified  employer"  (i.e.,  an  educational organization,  hospital,  home health service agency, health and welfare service agency,  church or convention or association  of churches)  generally may exceed the $10,500 limit by $3,000 per year,  subject to an aggregate  limit of $15,000 for all years.

Section  403(b)(2)  provides an overall  limit on employer and  employee  salary reduction contributions that may be made to a 403(b) annuity.  Section 403(b)(2)
generally  provides  that the maximum  amount of  contributions  an employee may exclude from his or her gross income in any taxable year is equal to the excess, if any, of:

      (i) the amount determined by multiplying 20% of the  employee's includable compensation  by the  number of his  or her years  of service with the employer, over

     (ii) the total amount  contributed  to  retirement  plans  sponsored by the employer, that were excludable from his gross income in prior years.

Section  415(c)  also  provides an overall  limit on the amount of employer  and employee salary reduction contributions to a Section 403(b) annuity that will be excludable  from an  employee's  gross  income in a given year.  Generally,  the
Section 415(c) limit is the lesser of (i) $35,000, or (ii) 25% of the employee's annual compensation.

SECTION  408 --  Premiums  (other  than  rollover  contributions)  paid  under a
Contract used in connection with an individual  retirement annuity (IRA) that is described in Section 408 of the Internal  Revenue Code are subject to the limits on  contributions  to IRA's under Section  219(b) of the Internal  Revenue Code.
Under  Section   219(b)  of  the  Code,   contributions   (other  than  rollover
contributions)  to an IRA are  limited  to the  lesser of $2,000 per year or the
Owner's annual  compensation.  Spousal IRAs allow an Owner and his or her spouse to  contribute  up to  $2,000  to their  respective  IRAs so long as a joint tax return is filed and joint  income is  $4,000 or more.  The  maximum  amount  the higher compensated spouse may contribute for the year is the lesser of $2,000 or
100% of that spouse's compensation. The maximum the lower compensated spouse may contribute  is  the  lesser  of  (i)  $2,000  or  (ii)  100%  of  that  spouse's
compensation  plus  the  amount  by  which  the  higher   compensated   spouse's
compensation exceeds the amount the higher compensated spouse contributes to his or her IRA.  The  extent to which an Owner may  deduct  contributions  to an IRA depends on the gross  income of the Owner and his or her spouse for the year and whether either are an "active participant" in an  employer-sponsored  retirement plan.

Premiums under a Contract used in connection with a simplified  employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section  402(h) of the Internal  Revenue Code.  Section  402(h)  currently limits employer contributions and salary reduction  contributions (if permitted)
under  a  simplified  employee  pension  plan  to the  lesser  of (a) 15% of the compensation  of the participant in the Plan, or (b) $35,000.  Salary  reduction contributions, if any, are subject to additional annual limits.

SECTION  457 --  Contributions  on behalf of an  employee  to a Section 457 plan generally  are  limited  to the  lesser  of (i)  $8,500  or  (ii) 33 1/3% of the employee's  includable  compensation.  The $8,500 limit is indexed for inflation
(in $500  increments)  for tax years beginning after December 31, 1996; thus the dollar limit is adjusted only when the sum of the inflation  adjustments  equals or exceeds $500. If the employee participates in more than one Section 457 plan, the $8,500 limit applies to contributions to all such programs. The $8,500 limit is reduced by the amount of any salary reduction contribution the employee makes to a 403(b)  annuity,  an IRA or a retirement  plan qualified under Section 401.
The Section 457 limit may be increased during the last three years ending before the  employee  reaches his or her normal  retirement  age. In each of these last three years, the plan may permit a "catch-up"  amount in addition to the regular amount to be deferred.  The maximum  combined  amount,  which may be deferred in each of these three years,  is  increased  up to $15,000,  reduced by any amount excluded from the employee's  income for the taxable year as a  contribution  to another plan.

ASSIGNMENT

Variflex  Contracts may be assigned by the  Contractowner  except when issued to plans or trusts  qualified  under  Section  401,  403,  408,  408A or 457 of the
Internal Revenue Code.

DISTRIBUTION OF THE CONTRACTS

Security  Distributors,  Inc. ("SDI") is Principal  Underwriter of the Contract.
SDI is registered as a broker/dealer with the Securities and Exchange Commission
("SEC")  under  the  Securities  Exchange  Act of 1934  and is a  member  of the
National Association of Securities Dealers,  Inc. ("NASD").  The offering of the
Contracts is continuous.

Subject  to  arrangements  with  Security  Benefit,  the  Contract  is  sold  by independent  broker/dealers  who are members of the NASD and who become licensed to sell variable annuities for SBL, and by certain financial  institutions.  SDI acts as principal underwriter on behalf of Security Benefit for the distribution of the Contract.  SDI is not compensated  under its Distribution  Agreement with
Security Benefit.

The  compensation  payable by SDI under these  arrangements may vary, but is not expected to exceed in the aggregate 6% of purchase payments.

The Variflex  offering is continuous.  During the years ended December 31, 2000,
1999 and 1998,  Security Benefit received contingent deferred sales charges from
Variflex as follows: $3,177,633, $2,824,952 and $2,642,337, respectively.

SAFEKEEPING OF VARIFLEX
ACCOUNT ASSETS

All assets of  Variflex  are held in the  custody  and  safekeeping  of Security
Benefit.  Additional protection for such assets is offered by Security Benefit's blanket fidelity bond presently  covering all officers and employees for a total of $8,000,000 per loss.

STATE REGULATION

As a life insurance company organized under the laws of Kansas, Security Benefit
(including  Variflex) is subject to regulation by the  Commissioner of Insurance of  the  State  of  Kansas.  An  annual  statement  is  filed  with  the  Kansas
Commissioner of Insurance on or before March 1 each year covering the operations of Security  Benefit for the prior year and its financial  condition on December
31 of that year.  Security  Benefit is subject to a complete  examination of its operations, including an examination of the liabilities and reserves of Security
Benefit and  Variflex,  by the Kansas  Commissioner  of Insurance  whenever such examination  is  deemed  necessary  by the  Commissioner.  Such  regulation  and examination  does  not,  however,  involve  any  supervision  of the  investment policies applicable to Variflex.

In addition,  Security  Benefit is subject to insurance laws and  regulations of the  other  jurisdictions  in which it is or may  become  licensed  to  operate.
Generally,  the insurance  department of any such other jurisdiction applies the laws of the state of domicile in determining permissible investments.

EXPERTS

The consolidated financial statements of Security Benefit Life Insurance Company and  Subsidiaries at December 31, 2000 and 1999, and for each of the three years in the period ended  December 31, 2000 and the financial  statements of Variflex at December 31, 2000, and for each of the two years in the period ended December
31, 2000, included in this Statement of Additional Information have been audited by Ernst & Young LLP, independent  auditors,  for the periods indicated in their reports thereon appearing  elsewhere  herein,  and are included in reliance upon such reports given upon the authority of such firm as experts in accounting  and auditing.

FINANCIAL STATEMENTS

The consolidated financial statements of Security Benefit Life Insurance Company and  Subsidiaries at December 31, 2000 and 1999, and for each of the three years in the period ended  December  31, 2000,  and the  financial  statements  of the
Separate  Account at  December  31,  2000,  and for each of the two years in the period ended December 31, 2000, are set forth herein, starting on page 10.

The consolidated financial statements of Security Benefit Life Insurance Company
and   Subsidiaries,   which  are  included  in  this   Statement  of  Additional
Information,  should be considered only as bearing on the ability of the Company to meet its  obligations  under the Contracts.  They should not be considered as bearing  on the  investment  performance  of the  assets  held  in the  Separate
Account.

                                    Variflex
                              Financial Statements
                     Years ended December 31, 2000 and 1999

                                    CONTENTS

                                                                            PAGE

Report of Independent Auditors...........................................     2

Audited Financial Statements

                         Report of Independent Auditors

The Contract Owners of Variflex and
The Board of Directors of Security Benefit Life Insurance Company

We have  audited the  accompanying  individual  and combined  balance  sheets of
Variflex  (comprised  of the  individual  subaccounts  indicated  therein) as of
December 31, 2000,  and the related  statements of operations  for the year then ended and  changes in net assets for each of the two years in the  periods  then ended,  except for those individual  subaccounts  operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of Security Benefit Life Insurance Company's management.  Our responsibility  is to express an opinion on these financial  statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable  assurance about whether the financial  statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting  the  amounts  and  disclosures  in  the  financial  statements.  Our procedures  included  confirmation of investments owned as of December 31, 2000, by correspondence  with the transfer agent. An audit also includes assessing the accounting  principles used and significant estimates made by management as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly, in all material  respects,  the individual and combined  financial  position of the individual  subaccounts of Variflex at December 31, 2000, and the individual and combined  results of their  operations  and  changes in their net assets for the periods  described  above in conformity  with  accounting  principles  generally accepted in the United States.

                                                               Ernst & Young LLP

Kansas City, Missouri
February 2, 2001

                                    Variflex
                                 Balance Sheets
                                December 31, 2000
            (DOLLARS IN THOUSANDS - EXCEPT PER SHARE AND UNIT VALUES)

ASSETS

Investments:

  SBL Fund:

    Series A (Equity Series) - 28,351,773 shares at net
      asset value of $28.50 per share (cost, $856,161).............   $  808,025

    Series B (Large Cap Value Series) - 30,427,703 shares at
      net asset value of $19.93 per share (cost, $825,101).........      606,424

    Series C (Money Market Series) - 5,772,659 shares at
      net asset value of $12.69 per share (cost, $70,955)..........       73,255

    Series D (Global Series) - 55,207,719 shares at net
      asset value of $8.49 per share (cost, $398,353)..............      468,714

    Series E (Diversified Income Series) - 7,650,870 shares
      at net asset value of $11.37 per share (cost, $85,779).......       86,990

    Series G (Large Cap Growth Series) - 692,463 shares at
      net asset value of $7.98 per share (cost, $6,708)............        5,526

    Series H (Enhanced Index Series) - 2,220,887 shares at
      net asset value of $9.95 per share (cost, $23,948)...........       22,098

    Series I (International Series) - 714,640 shares at
      net asset value of $10.35 per share (cost, $8,465)...........        7,397

    Series J (Mid Cap Growth Series) - 15,073,955  shares at
      net asset value of $32.82 per share (cost, $390,802).........      494,727

    Series K (Global Strategic Income Series) - 609,963 shares
      at net asset value of $9.98 per share (cost, $5,721).........        6,087

    Series L (Capital Growth Series) - 1,243,051 shares at
      net asset value of $8.05 per share (cost, $11,987)...........       10,007

    Series M (Global Total Return Series) - 2,160,402 shares
      at net asset value of $10.46 per share (cost, $25,435).......       22,598

    Series N (Managed Asset Allocation Series) - 2,885,277 shares
      at net asset value of $16.08 per share (cost, $44,349).......       46,395

    Series O (Equity  Income  Series) - 6,170,806  shares at
      net asset value of $17.66 per share (cost, $103,693).........      108,976

    Series P (High Yield Series) - 258,294 shares at net
      asset value of $14.25 per share (cost, $4,061)...............        3,680

    Series Q (Small Cap Value Series) - 251,151 shares at
      net asset value of $10.74 per share (cost, $2,523)...........        2,697

    Series S (Social Awareness Series) - 5,882,280 shares at
      net asset value of $27.62 per share (cost, $152,660).........      162,468

    Series T (Technology Series) - 1,517,252 shares at
      net asset value of $6.13 per share (cost, $13,852)...........        9,301

    Series V (Mid Cap Value Series) - 2,746,724 shares at
      net asset value of $22.19 per share (cost, $52,525)..........       60,950

    Series W (Main Street Growth and Income Series) - 1,289,143
      shares at net asset value of $9.01 per share (cost, $12,595).       11,615

    Series X (Small Cap Growth Series) - 4,640,516 shares at
      net asset value of $17.55 per share (cost, $97,670)..........       81,441

    Series Y (Select 25 Series) - 4,048,570 shares at net
      asset value of $10.38 per share (cost, $46,655)..............       42,024
                                                                       ---------
Combined assets....................................................   $3,141,395
                                                                       =========

LIABILITIES AND NET ASSETS
Liabilities - actuarial risk fee payable                                        $      221

                                                 NUMBER      UNIT
                                                OF UNITS     VALUE    AMOUNT
                                               ------------------------------
NET ASSETS
Net assets are represented by:

VARIFLEX
  Equity Subaccount:
    Accumulation units......................   12,114,713   $66.39   $804,305
    Annuity units...........................       54,772    66.39      3,636      807,941
                                                                      -------
  Large Cap Value Subaccount:
    Accumulation units......................   10,535,907    57.34    604,100
    Annuity units...........................       39,880    57.34      2,286      606,386
                                                                      -------
  Money Market Subaccount:
    Accumulation units......................    3,408,806    21.40     72,936
    Annuity units...........................       13,597    21.40        291       73,227
                                                                      -------
  Global Subaccount:
    Accumulation units......................   16,634,392    28.12    467,743
    Annuity units...........................       34,123    28.12        959      468,702
                                                                      -------
  Diversified Income Subaccount:
    Accumulation units......................    3,358,201    25.67     86,193
    Annuity units...........................       30,786    25.67        790       86,983
                                                                      -------
  Large Cap Growth Subaccount:
    Accumulation units......................      698,124     7.91                   5,518

  Enhanced Index Subaccount:
    Accumulation units......................    2,235,327     9.88                  22,078

  International Subaccount:
    Accumulation units......................      728,316    10.15                   7,388

  Mid Cap Growth Subaccount:
    Accumulation units......................   10,747,345    45.92    493,501
    Annuity units...........................       25,652    45.92      1,178      494,679
                                                                      -------
  Global Strategic Income Subaccount:
    Accumulation units......................      450,360    13.51      6,080
    Annuity units...........................            3    13.51        ---        6,080
                                                                      -------
  Capital Growth Subaccount:
    Accumulation units......................    1,252,245     7.99                  10,000

  Global Total Return Subaccount:
    Accumulation units......................    1,615,250    13.95     22,526
    Annuity units...........................        4,834    13.95         67       22,593
                                                                      -------
  Managed Asset Allocation Subaccount:
    Accumulation units......................    2,677,873    17.25     46,183
    Annuity units...........................       10,428    17.25        180       46,363
                                                                      -------
  Equity Income Subaccount:
    Accumulation units......................    5,081,307    21.39    108,713
    Annuity units...........................        9,868    21.39        211      108,924
                                                                      -------
  High Yield Subaccount:
    Accumulation units......................      304,348    12.09                   3,679

  Small Cap Value Subaccount:
    Accumulation units......................      253,165    10.65                   2,695

  Social Awareness Subaccount:
    Accumulation units......................    5,507,348    29.38    161,792
    Annuity units...........................       20,445    29.38        601      162,393
                                                                      -------
  Technology Subaccount:
    Accumulation units......................    1,529,663     6.08                   9,296

  Mid Cap Value Subaccount:
    Accumulation units......................    2,616,023    23.29                  60,914

  Main Street Growth and Income Subaccount:
    Accumulation units......................    1,297,768     8.95                  11,609

  Small Cap Growth Subaccount:
    Accumulation units......................    4,636,145    17.57                  81,439

  Select 25 Subaccount:
    Accumulation units......................    4,132,565    10.17                  42,016

VARIFLEX ES
  Equity Subaccount:
    Accumulation units......................        2,020    23.47                      47

  Large Cap Value Subaccount:
    Accumulation units......................        2,031    18.54                      38

  Global Subaccount:
    Accumulation units......................          307    25.98                       8

  Diversified Income Subaccount:
    Accumulation units......................          193    13.53                       3

  Enhanced Index Subaccount:
    Accumulation units......................           18     9.63                     ---

  International Subaccount:
    Accumulation units......................           25    10.14                     ---

  Mid Cap Growth Subaccount:
    Accumulation units......................          162    35.75                       6

  Managed Asset Allocation Subaccount:
    Accumulation units......................        1,180    17.44                      21

  Equity Income Subaccount:
    Accumulation units......................        1,984    21.61                      43

  High Yield Subaccount:
    Accumulation units......................           37    11.94                     ---

  Social Awareness Subaccount:
    Accumulation units......................        2,521    23.38                      59

  Mid Cap Value Subaccount:
    Accumulation units......................        1,521    23.47                      36

  Small Cap Growth Subaccount:
    Accumulation units......................          118    17.66                       2

  Select 25 Subaccount:
    Accumulation units......................          810    10.04                       8
                                                                                 ---------
Combined net assets.........................                                     3,141,174
                                                                                 ---------
Combined liabilities and net assets.........                                    $3,141,395
                                                                                 =========

SEE ACCOMPANYING NOTES.

                                    Variflex
                            Statements of Operations
                 Year ended December 31, 2000 (except as noted)
                                 (IN THOUSANDS)

                             EQUITY       LARGE CAP VALUE     MONEY MARKET       GLOBAL
                           SUBACCOUNT       SUBACCOUNT         SUBACCOUNT      SUBACCOUNT
VARIFLEX                   --------------------------------------------------------------
Investment income (loss):
  Dividend distributions.  $     273        $  21,301           $   374        $    ---
  Expenses (NOTE 2):
    Mortality and expense
      risk fee...........    (11,926)          (8,703)           (1,024)         (6,147)
    Administrative fee...       (654)            (718)              (76)            (28)
                           --------------------------------------------------------------
Net investment
  income (loss)..........    (12,307)          11,880              (726)         (6,175)

Net realized and
  unrealized gain (loss)
  on investments:
  Capital gains
    distributions........     76,194           60,162               ---          48,821
  Realized gain (loss)
    on investments.......    (14,113)        (162,238)           (1,425)         15,501
  Unrealized gain (loss)
    on investments.......   (189,521)          13,429             5,834         (48,458)
                           --------------------------------------------------------------
Net realized and
  unrealized gain (loss)
  on investments.........   (127,440)         (88,647)            4,409          15,864
                           --------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations........  $(139,747)       $ (76,767)          $ 3,683        $  9,689
                           ==============================================================

                           DIVERSIFIED      LARGE
                             INCOME       CAP GROWTH     ENHANCED INDEX    INTERNATIONAL
                           SUBACCOUNT     SUBACCOUNT*      SUBACCOUNT       SUBACCOUNT
VARIFLEX (CONTINUED)       -------------------------------------------------------------
Investment income (loss):
  Dividend distributions.   $   620        $   ---          $   ---          $   ---
  Expenses (NOTE 2):
    Mortality and expense
      risk fee...........    (1,099)           (29)            (227)             (75)
    Administrative fee...      (177)            (6)             (15)              (1)
                           -------------------------------------------------------------
Net investment
  income (loss)..........      (656)           (35)            (242)             (76)

Net realized and
  unrealized gain (loss)
  on investments:
  Capital gains
    distributions........       ---            ---              145              ---
  Realized gain (loss)
    on investments.......    (6,996)          (130)              57             (207)
  Unrealized gain (loss)
    on investments.......    13,494         (1,182)          (2,456)          (1,389)
                           -------------------------------------------------------------
Net realized and
  unrealized gain (loss)
  on investments.........     6,498         (1,312)          (2,254)          (1,596)
                           -------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations........   $ 5,842        $(1,347)         $(2,496)         $(1,672)
                           =============================================================

*For the period from May 1, 2000 (inception date) through December 31, 2000

                                    Variflex
                      Statements of Operations (continued)
                                 (IN THOUSANDS)

                             MID CAP          GLOBAL           CAPITAL         GLOBAL
                             GROWTH      STRATEGIC INCOME      GROWTH       TOTAL RETURN
                           SUBACCOUNT       SUBACCOUNT       SUBACCOUNT*     SUBACCOUNT
VARIFLEX (CONTINUED)       -------------------------------------------------------------
Investment income (loss):
  Dividend distributions.   $   ---           $ ---            $   ---        $   ---
  Expenses (NOTE 2):
    Mortality and expense
      risk fee...........    (5,840)            (81)               (51)          (319)
    Administrative fee...      (113)            (17)                (6)           (27)
                           -------------------------------------------------------------
Net investment
  income (loss)..........    (5,953)            (98)               (57)          (346)

Net realized and
  unrealized gain (loss)
  on investments:
  Capital gains
    distributions........    35,397             ---                ---          2,657
  Realized gain (loss)
    on investments.......    28,459            (312)              (161)        (1,292)
  Unrealized gain (loss)
    on investments.......    (2,073)            562             (1,980)        (4,206)
                           -------------------------------------------------------------
Net realized and
  unrealized gain (loss)
  on investments.........    61,783             250             (2,141)        (2,841)
                           -------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations........   $55,830           $ 152            $(2,198)       $(3,187)
                           =============================================================

                           MANAGED ASSET
                            ALLOCATION      EQUITY INCOME    HIGH YIELD    SMALL CAP VALUE
                            SUBACCOUNT       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT*
VARIFLEX (CONTINUED)       ---------------------------------------------------------------
Investment income (loss):
  Dividend distributions.    $   113          $   231          $ 246            $---
  Expenses (NOTE 2):
    Mortality and expense
      risk fee...........       (613)          (1,329)           (41)            (11)
    Administrative fee...       (103)            (221)            (5)            ---
                           ---------------------------------------------------------------
Net investment
  income (loss)..........       (603)          (1,319)           200             (11)

Net realized and
  unrealized gain (loss)
  on investments:
  Capital gains
    distributions........      1,945            9,462            ---             ---
  Realized gain (loss)
    on investments.......        287           (7,862)           (95)              9
  Unrealized gain (loss)
    on investments.......     (2,696)           9,065           (199)            174
                           ---------------------------------------------------------------
Net realized and
  unrealized gain (loss)
  on investments.........       (464)          10,665           (294)            183
                           ---------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations........    $(1,067)         $ 9,346          $ (94)           $172
                           ===============================================================

*For the period from May 1, 2000 (inception date) through December 31, 2000

                                    Variflex
                      Statements of Operations (continued)
                                 (IN THOUSANDS)

                             SOCIAL                                         MAIN STREET
                           AWARENESS     TECHNOLOGY     MID CAP VALUE    GROWTH AND INCOME
                           SUBACCOUNT    SUBACCOUNT*      SUBACCOUNT        SUBACCOUNT*
VARIFLEX (CONTINUED)       ---------------------------------------------------------------
Investment income (loss):
  Dividend distributions.  $    ---       $   ---          $  ---            $     8
  Expenses (NOTE 2):
    Mortality and expense
      risk fee...........    (2,336)          (56)           (413)               (43)
    Administrative fee...       (82)           (2)            (22)               (19)
                           ---------------------------------------------------------------
Net investment
  income (loss)..........    (2,418)          (58)           (435)               (54)

Net realized and
  unrealized gain (loss)
  on investments:
  Capital gains
    distributions........       ---           ---             422                ---
  Realized gain (loss)
    on investments.......       672          (362)          1,301                (48)
  Unrealized gain (loss)
    on investments.......   (25,035)       (4,551)          8,033               (980)
                           ---------------------------------------------------------------
Net realized and
  unrealized gain (loss)
  on investments.........   (24,363)       (4,913)          9,756             (1,028)
                           ---------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations........  $(26,781)      $(4,971)         $9,321            $(1,082)
                           ===============================================================

                           SMALL CAP GROWTH      SELECT 25        VARIFLEX
                              SUBACCOUNT         SUBACCOUNT       COMBINED
VARIFLEX (CONTINUED)       ------------------------------------------------
Investment income (loss):
  Dividend distributions.     $    ---            $   ---        $  23,166
  Expenses (NOTE 2):
    Mortality and expense
      risk fee...........         (922)              (505)         (41,790)
    Administrative fee...           (6)               (32)          (2,330)
                           ------------------------------------------------
Net investment
  income (loss)..........         (928)              (537)         (20,954)

Net realized and
  unrealized gain (loss)
  on investments:
  Capital gains
    distributions........          819                ---          236,024
  Realized gain (loss)
    on investments.......          969                194         (147,792)
  Unrealized gain (loss)
    on investments.......      (21,360)            (6,744)        (262,239)
                           ------------------------------------------------
Net realized and
  unrealized gain (loss)
  on investments.........      (19,572)            (6,550)        (174,007)
                           ------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations........     $(20,500)           $(7,087)       $(194,961)
                           ================================================

*For the period from May 1, 2000 (inception date) through December 31, 2000

                                    Variflex
                      Statements of Operations (continued)
                                 (IN THOUSANDS)

                                          LARGE                   DIVERSIFIED     MID CAP
                             EQUITY     CAP VALUE      GLOBAL       INCOME        GROWTH
                           SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
VARIFLEX ES                ---------------------------------------------------------------
Investment income (loss):
  Dividend distributions.    $---           $ 1         $---         $---          $---
  Expenses (NOTE 2):
    Mortality and expense
      risk fee...........      (1)          ---          ---          ---           ---
    Administrative fee...     ---           ---          ---          ---           ---
                           ---------------------------------------------------------------
Net investment
  income (loss)..........      (1)            1          ---          ---           ---

Net realized and
  unrealized gain (loss)
  on investments:
  Capital gains
    distributions........       4             3            1          ---           ---
  Realized gain (loss)
    on investments.......     ---           ---          ---          ---           ---
  Unrealized gain (loss)
    on investments.......     (10)           (6)          (1)         ---           ---
                           ---------------------------------------------------------------
Net realized and
  unrealized gain (loss)
  on investments.........      (6)           (3)         ---          ---           ---
                           ---------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations........    $ (7)          $(2)        $---         $---          $---
                           ===============================================================

                           MANAGED ASSET                       SOCIAL
                            ALLOCATION      EQUITY INCOME    AWARENESS     MID CAP VALUE
                            SUBACCOUNT       SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
VARIFLEX ES (CONTINUED)    -------------------------------------------------------------
Investment income (loss):
  Dividend distributions.      $---             $---           $---            $---
  Expenses (NOTE 2):
    Mortality and expense
      risk fee...........       ---              ---             (1)            ---
    Administrative fee...       ---              ---            ---             ---
                           -------------------------------------------------------------
Net investment
  income (loss)..........       ---              ---             (1)            ---

Net realized and
  unrealized gain (loss)
  on investments:
  Capital gains
    distributions........         1                3            ---             ---
  Realized gain (loss)
    on investments.......       ---              ---            ---             ---
  Unrealized gain (loss)
    on investments.......        (1)               4             (8)              7
                           -------------------------------------------------------------
Net realized and
  unrealized gain (loss)
  on investments.........       ---                7             (8)              7
                           -------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations........      $---             $  7           $ (9)           $  7
                           =============================================================

*For the period from May 1, 2000 (inception date) through December 31, 2000

                                    Variflex
                      Statements of Operations (continued)
                                 (IN THOUSANDS)

                           SMALL CAP GROWTH     SELECT 25      VARIFLEX ES
                              SUBACCOUNT        SUBACCOUNT      COMBINED        COMBINED
VARIFLEX ES (CONTINUED)    --------------------------------------------------------------
Investment income (loss):
  Dividend distributions.        $---              $---           $  1         $  23,167
  Expenses (NOTE 2):
    Mortality and expense
      risk fee...........         ---               ---             (2)          (41,792)
    Administrative fee...         ---               ---            ---            (2,330)
                           --------------------------------------------------------------
Net investment
  income (loss)..........         ---               ---             (1)          (20,955)

Net realized and
  unrealized gain (loss)
  on investments:
  Capital gains
    distributions........         ---               ---             12           236,036
  Realized gain (loss)
    on investments.......         ---               ---            ---          (147,792)
  Unrealized gain (loss)
    on investments.......         ---                (1)           (16)         (262,255)
                           --------------------------------------------------------------
Net realized and
  unrealized gain (loss)
  on investments.........         ---                (1)            (4)         (174,011)
                           --------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations........        $---              $ (1)          $ (5)        $(194,966)
                           ==============================================================

*For the period from May 1, 2000 (inception date) through December 31, 2000

SEE ACCOMPANYING NOTES.

                                    Variflex
                       Statements of Changes in Net Assets
             Year ended December 31, 2000 and 1999 (except as noted)
                                 (IN THOUSANDS)

                                                                      LARGE CAP VALUE
                                          EQUITY SUBACCOUNT              SUBACCOUNT
                                         2000          1999          2000         1999
VARIFLEX                              ----------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)...   $  (12,307)   $   (5,365)   $  11,880    $    8,488
    Capital gains distributions....       76,194        35,404       60,162       380,799
    Realized gain (loss)
      on investments...............      (14,113)      103,927     (162,238)      (64,116)
    Unrealized gain (loss)
      on investments...............     (189,521)      (63,995)      13,429      (317,071)
                                      ----------------------------------------------------
  Net increase (decrease) in
    net assets from operations.....     (139,747)       69,971      (76,767)        8,100

  From contractholder transactions
    (NOTE 3):
    Variable annuity deposits......      236,369       335,083       79,145       138,151
    Terminations and withdrawals...     (417,421)     (333,817)    (340,794)     (278,392)
    Annuity payments...............       (1,192)       (1,954)        (974)         (740)
    Mortality adjustment...........           (3)          (10)          30           (31)
                                      ----------------------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder transactions....     (182,247)         (698)    (262,593)     (141,012)
                                      ----------------------------------------------------
Net increase (decrease)
  in net assets....................     (321,994)       69,273     (339,360)     (132,912)
Net assets at beginning of year....    1,129,935     1,060,662      945,746     1,078,658
                                      ----------------------------------------------------
Net assets at end of year..........   $  807,941    $1,129,935    $ 606,386    $  945,746
                                      ====================================================

                                      MONEY MARKET SUBACCOUNT        GLOBAL SUBACCOUNT
                                         2000         1999            2000        1999
VARIFLEX (CONTINUED)                  ---------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)...   $    (726)   $   8,283       $  (6,175)   $ (4,018)
    Capital gains distributions....         ---          ---          48,821      43,845
    Realized gain (loss)
      on investments...............      (1,425)        (146)         15,501      11,691
    Unrealized gain (loss)
      on investments...............       5,834       (4,363)        (48,458)    100,111
                                      ---------------------------------------------------
  Net increase (decrease) in
    net assets from operations.....       3,683        3,774           9,689     151,629

  From contractholder transactions
    (NOTE 3):
    Variable annuity deposits......     241,417      279,342         140,757      77,466
    Terminations and withdrawals...    (277,227)    (262,639)       (125,732)    (85,205)
    Annuity payments...............      (1,335)        (626)           (463)       (268)
    Mortality adjustment...........          13           (9)            (10)         10
                                      ---------------------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder transactions....     (37,132)      16,068          14,552      (7,997)
                                      ---------------------------------------------------
Net increase (decrease)
  in net assets....................     (33,449)      19,842          24,241     143,632
Net assets at beginning of year....     106,676       86,834         444,461     300,829
                                      ---------------------------------------------------
Net assets at end of year..........   $  73,227    $ 106,676       $ 468,702    $444,461
                                      ===================================================

*For the period from May 1, 2000 (inception date) through December 31, 2000

                                    Variflex
                 Statements of Changes in Net Assets (continued)
                                 (IN THOUSANDS)

                                        DIVERSIFIED INCOME         LARGE CAP GROWTH
                                            SUBACCOUNT                SUBACCOUNT
                                         2000          1999              2000*
VARIFLEX (CONTINUED)                  ---------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)...   $   (656)     $ 11,782           $   (35)
    Capital gains distributions....        ---           ---               ---
    Realized gain (loss)
      on investments...............     (6,996)       (2,603)             (130)
    Unrealized gain (loss)
      on investments...............     13,494       (15,263)           (1,182)
                                      ---------------------------------------------
  Net increase (decrease) in
    net assets from operations.....      5,842        (6,084)           (1,347)

  From contractholder transactions
    (NOTE 3):
    Variable annuity deposits......     25,343        34,749             8,508
    Terminations and withdrawals...    (44,474)      (47,375)           (1,643)
    Annuity payments...............       (781)         (266)              ---
    Mortality adjustment...........          4            (7)              ---
                                      ---------------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder transactions....    (19,908)      (12,899)            6,865
                                      ---------------------------------------------
Net increase (decrease)
  in net assets....................    (14,066)      (18,983)            5,518
Net assets at beginning of year....    101,049       120,032               ---
                                      ---------------------------------------------
Net assets at end of year..........   $ 86,983      $101,049           $ 5,518
                                      =============================================

                                            ENHANCED               INTERNATIONAL
                                        INDEX SUBACCOUNT             SUBACCOUNT
                                        2000        1999**        2000        1999**
VARIFLEX (CONTINUED)                  ----------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)...   $  (242)     $  (10)      $   (76)     $   (6)
    Capital gains distributions....       145          25           ---         ---
    Realized gain (loss)
      on investments...............        57          33          (207)         13
    Unrealized gain (loss)
      on investments...............    (2,456)        606        (1,389)        321
                                      ----------------------------------------------
  Net increase (decrease) in
    net assets from operations.....    (2,496)        654        (1,672)        328

  From contractholder transactions
    (NOTE 3):
    Variable annuity deposits......    22,066       7,971        11,068       1,382
    Terminations and withdrawals...    (5,436)       (681)       (3,595)       (123)
    Annuity payments...............       ---         ---           ---         ---
    Mortality adjustment...........       ---         ---           ---         ---
                                      ----------------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder transactions....    16,630       7,290         7,473       1,259
                                      ----------------------------------------------
Net increase (decrease)
  in net assets....................    14,134       7,944         5,801       1,587
Net assets at beginning of year....     7,944         ---         1,587         ---
                                      ----------------------------------------------
Net assets at end of year..........   $22,078      $7,944       $ 7,388      $1,587
                                      ==============================================

  *For the period from May 1, 2000  (inception  date) through  December 31, 2000
**For the period from May 3, 1999 (inception date) through December 31, 1999

                                    Variflex
                 Statements of Changes in Net Assets (continued)
                                 (IN THOUSANDS)

                                           MID CAP GROWTH             GLOBAL STRATEGIC
                                             SUBACCOUNT               INCOME SUBACCOUNT
                                         2000           1999          2000         1999
VARIFLEX (CONTINUED)                  ---------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)...   $  (5,953)     $ (3,005)      $   (98)     $  (110)
    Capital gains distributions....      35,397        39,846           ---           49
    Realized gain (loss)
      on investments...............      28,459        15,124          (312)        (461)
    Unrealized gain (loss)
      on investments...............      (2,073)       77,937           562          472
                                      ---------------------------------------------------
  Net increase (decrease) in
    net assets from operations.....      55,830       129,902           152          (50)

  From contractholder transactions
    (NOTE 3):
    Variable annuity deposits......     238,791        89,025         2,501        2,320
    Terminations and withdrawals...    (154,833)      (85,914)       (3,405)      (3,071)
    Annuity payments...............        (669)       (1,549)          ---           (5)
    Mortality adjustment...........          (5)            5           ---          ---
                                      ---------------------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder transactions....      83,284         1,567          (904)        (756)
                                      ---------------------------------------------------
Net increase (decrease)
  in net assets....................     139,114       131,469          (752)        (806)
Net assets at beginning of year....     355,565       224,096         6,832        7,638
                                      ---------------------------------------------------
Net assets at end of year..........   $ 494,679      $355,565       $ 6,080      $ 6,832
                                      ===================================================

                                      CAPITAL GROWTH          GLOBAL TOTAL
                                        SUBACCOUNT          RETURN SUBACCOUNT
                                          2000*             2000         1999
VARIFLEX (CONTINUED)                  -----------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)...      $   (57)         $  (346)     $   626
    Capital gains distributions....          ---            2,657        2,206
    Realized gain (loss)
      on investments...............         (161)          (1,292)         498
    Unrealized gain (loss)
      on investments...............       (1,980)          (4,206)           9
                                      -----------------------------------------
  Net increase (decrease) in
    net assets from operations.....       (2,198)          (3,187)       3,429

  From contractholder transactions
    (NOTE 3):
    Variable annuity deposits......       13,717            5,211        4,246
    Terminations and withdrawals...       (1,519)          (8,909)      (8,095)
    Annuity payments...............          ---              (14)          (4)
    Mortality adjustment...........          ---               (1)         ---
                                      -----------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder transactions....       12,198           (3,713)      (3,853)
                                      -----------------------------------------
Net increase (decrease)
  in net assets....................       10,000           (6,900)        (424)
Net assets at beginning of year....          ---           29,493       29,917
                                      -----------------------------------------
Net assets at end of year..........      $10,000          $22,593      $29,493
                                      =========================================

*For the period from May 1, 2000 (inception date) through December 31, 2000

                                    Variflex
                 Statements of Changes in Net Assets (continued)
                                 (IN THOUSANDS)

                                          MANAGED ASSET              EQUITY INCOME
                                      ALLOCATION SUBACCOUNT           SUBACCOUNT
                                         2000        1999           2000        1999
VARIFLEX (CONTINUED)                  ------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)...   $   (603)   $  1,161       $ (1,319)   $  2,497
    Capital gains distributions....      1,945         ---          9,462       6,968
    Realized gain (loss)
      on investments...............        287       3,535         (7,862)      6,480
    Unrealized gain (loss)
      on investments...............     (2,696)       (652)         9,065     (14,030)
                                      ------------------------------------------------
  Net increase (decrease) in
    net assets from operations.....     (1,067)      4,044          9,346       1,915

  From contractholder transactions
    (NOTE 3):
    Variable annuity deposits......     14,922      20,797         26,463      41,958
    Terminations and withdrawals...    (21,101)    (15,143)       (58,888)    (40,006)
    Annuity payments...............        (94)       (170)          (179)        (52)
    Mortality adjustment...........        ---         ---             (2)         (3)
                                      ------------------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder transactions....     (6,273)      5,484        (32,606)      1,897
                                      ------------------------------------------------
Net increase (decrease)
  in net assets....................     (7,340)      9,528        (23,260)      3,812
Net assets at beginning of year....     53,703      44,175        132,184     128,372
                                      ------------------------------------------------
Net assets at end of year..........   $ 46,363    $ 53,703       $108,924    $132,184
                                      ================================================

                                           HIGH YIELD           SMALL CAP VALUE
                                           SUBACCOUNT              SUBACCOUNT
                                        2000        1999             2000*
VARIFLEX (CONTINUED)                  -----------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)...   $   200      $  166           $  (11)
    Capital gains distributions....       ---          13              ---
    Realized gain (loss)
      on investments...............       (95)         (8)               9
    Unrealized gain (loss)
      on investments...............      (199)       (182)             174
                                      -----------------------------------------
  Net increase (decrease) in
    net assets from operations.....       (94)        (11)             172

  From contractholder transactions
    (NOTE 3):
    Variable annuity deposits......     3,124       3,092            3,337
    Terminations and withdrawals...    (1,649)       (783)            (814)
    Annuity payments...............       ---         ---              ---
    Mortality adjustment...........       ---         ---              ---
                                      -----------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder transactions....     1,475       2,309            2,523
                                      -----------------------------------------
Net increase (decrease)
  in net assets....................     1,381       2,298            2,695
Net assets at beginning of year....     2,298         ---              ---
                                      -----------------------------------------
Net assets at end of year..........   $ 3,679      $2,298           $2,695
                                      =========================================

*For the period from May 1, 2000 (inception date) through December 31, 2000

                                    Variflex
                 Statements of Changes in Net Assets (continued)
                                 (IN THOUSANDS)

                                         SOCIAL AWARENESS          TECHNOLOGY
                                            SUBACCOUNT             SUBACCOUNT
                                         2000          1999           2000*
VARIFLEX (CONTINUED)                  ---------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)...   $ (2,418)     $ (1,128)       $   (58)
    Capital gains distributions....        ---         5,735            ---
    Realized gain (loss)
      on investments...............        672        16,550           (362)
    Unrealized gain (loss)
      on investments...............    (25,035)        2,803         (4,551)
                                      ---------------------------------------
  Net increase (decrease) in
    net assets from operations.....    (26,781)       23,960         (4,971)

  From contractholder transactions
    (NOTE 3):
    Variable annuity deposits......     53,656        76,909         17,076
    Terminations and withdrawals...    (52,508)      (36,955)        (2,809)
    Annuity payments...............        (56)          (36)           ---
    Mortality adjustment...........        (19)            5            ---
                                      ---------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder transactions....      1,073        39,923         14,267
                                      ---------------------------------------
Net increase (decrease)
  in net assets....................    (25,708)       63,883          9,296
Net assets at beginning of year....    188,101       124,218            ---
                                      ---------------------------------------
Net assets at end of year..........   $162,393      $188,101        $ 9,296
                                      =======================================

                                          MID CAP VALUE            MAIN STREET GROWTH
                                            SUBACCOUNT            AND INCOME SUBACCOUNT
                                        2000          1999                2000*
VARIFLEX (CONTINUED)                  -------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)...   $   (435)     $    (7)            $   (54)
    Capital gains distributions....        422          323                 ---
    Realized gain (loss)
      on investments...............      1,301          (52)                (48)
    Unrealized gain (loss)
      on investments...............      8,033          385                (980)
                                      -------------------------------------------------
  Net increase (decrease) in
    net assets from operations.....      9,321          649              (1,082)

  From contractholder transactions
    (NOTE 3):
    Variable annuity deposits......     51,446       14,864              13,574
    Terminations and withdrawals...    (13,365)      (2,001)               (883)
    Annuity payments...............        ---          ---                 ---
    Mortality adjustment...........        ---          ---                 ---
                                      -------------------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder transactions....     38,081       12,863              12,691
                                      -------------------------------------------------
Net increase (decrease)
  in net assets....................     47,402       13,512              11,609
Net assets at beginning of year....     13,512          ---                 ---
                                      -------------------------------------------------
Net assets at end of year..........   $ 60,914      $13,512             $11,609
                                      =================================================

*For the period from May 1, 2000 (inception date) through December 31, 2000

                                    Variflex
                 Statements of Changes in Net Assets (continued)
                                 (IN THOUSANDS)

                                         SMALL CAP GROWTH               SELECT 25
                                            SUBACCOUNT                  SUBACCOUNT
                                         2000         1999           2000        1999**
VARIFLEX (CONTINUED)                  --------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)...   $   (928)     $   (47)      $   (537)     $   (63)
    Capital gains distributions....        819          619            ---          ---
    Realized gain (loss)
      on investments...............        969          704            194          209
    Unrealized gain (loss)
      on investments...............    (21,360)       5,131         (6,744)       2,114
                                      --------------------------------------------------
  Net increase (decrease) in
    net assets from operations.....    (20,500)       6,407         (7,087)       2,260

  From contractholder transactions
    (NOTE 3):
    Variable annuity deposits......    112,833       21,458         45,194       17,870
    Terminations and withdrawals...    (36,450)      (2,309)       (15,012)      (1,209)
    Annuity payments...............        ---          ---            ---          ---
    Mortality adjustment...........        ---          ---            ---          ---
                                      --------------------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder transactions....     76,383       19,149         30,182       16,661
                                      --------------------------------------------------
Net increase (decrease)
  in net assets....................     55,883       25,556         23,095       18,921
Net assets at beginning of year....     25,556          ---         18,921          ---
                                      --------------------------------------------------
Net assets at end of year..........   $ 81,439      $25,556       $ 42,016      $18,921
                                      ==================================================

                                             VARIFLEX COMBINED
                                          2000               1999
VARIFLEX (CONTINUED)                  -------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)...   $   (20,954)       $    19,244
    Capital gains distributions....       236,024            515,832
    Realized gain (loss)
      on investments...............      (147,792)            91,378
    Unrealized gain (loss)
      on investments...............      (262,239)          (225,577)
                                      -------------------------------
  Net increase (decrease) in
    net assets from operations.....      (194,961)           400,877

  From contractholder transactions
    (NOTE 3):
    Variable annuity deposits......     1,366,518          1,166,683
    Terminations and withdrawals...    (1,588,467)        (1,203,718)
    Annuity payments...............        (5,757)            (5,670)
    Mortality adjustment...........             7                (40)
                                      -------------------------------
  Net increase (decrease)
    in net assets from
    contractholder transactions....      (227,699)           (42,745)
                                      -------------------------------
Net increase (decrease)
   in net assets...................      (422,660)           358,132
Net assets at beginning of year....     3,563,563          3,205,431
                                      -------------------------------
Net assets at end of year..........   $ 3,140,903        $ 3,563,563
                                      ===============================

**For the period from May 3, 1999 (inception date) through December 31, 1999

                                    Variflex
                 Statements of Changes in Net Assets (continued)
                                 (IN THOUSANDS)

                                          EQUITY        LARGE CAP VALUE         GLOBAL
                                        SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                      2000     1999      2000     1999       2000     1999
VARIFLEX ES                           ----------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)...   $ (1)    $---      $  1     $---       $---     $---
    Capital gains distributions....      4      ---         3      ---          1      ---
    Realized gain (loss)
      on investments...............    ---      ---       ---      ---        ---      ---
    Unrealized gain (loss)
      on investments...............    (10)       2        (6)      (2)        (1)     ---
                                      ----------------------------------------------------
  Net increase (decrease) in
    net assets from operations.....     (7)       2        (2)      (2)       ---      ---

  From contractholder transactions
    (NOTE 3):
    Variable annuity deposits......     22       37         9       35          7        1
    Terminations and withdrawals...     (4)      (3)       (1)      (1)       ---      ---
    Annuity payments...............    ---      ---       ---      ---        ---      ---
    Mortality adjustment...........    ---      ---       ---      ---        ---      ---
                                      ----------------------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder transactions....     18       34         8       34          7        1
                                      ----------------------------------------------------
Net increase (decrease)
  in net assets....................     11       36         6       32          7        1
Net assets at beginning of year....     36      ---        32      ---          1      ---
                                      ----------------------------------------------------
Net assets at end of year..........   $ 47     $ 36      $ 38     $ 32       $  8     $  1
                                      ====================================================

                                       DIVERSIFIED         MID CAP         MANAGED ASSET
                                         INCOME            GROWTH           ALLOCATION
                                       SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                      2000     1999     2000     1999     2000      1999
VARIFLEX ES (CONTINUED)               ---------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)...   $---     $---     $---     $---     $---      $---
    Capital gains distributions....    ---      ---      ---      ---        1       ---
    Realized gain (loss)
      on investments...............    ---      ---      ---      ---      ---       ---
    Unrealized gain (loss)
      on investments...............    ---      ---      ---      ---       (1)      ---
                                      ---------------------------------------------------
  Net increase (decrease) in
    net assets from operations.....    ---      ---      ---      ---      ---       ---

  From contractholder transactions
    (NOTE 3):
    Variable annuity deposits......      2        1        6      ---        8        15
    Terminations and withdrawals...    ---      ---      ---      ---      ---        (2)
    Annuity payments...............    ---      ---      ---      ---      ---       ---
    Mortality adjustment...........    ---      ---      ---      ---      ---       ---
                                      ---------------------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder transactions....      2        1        6      ---        8        13
                                      ---------------------------------------------------
Net increase (decrease)
  in net assets....................      2        1        6      ---        8        13
Net assets at beginning of year....      1      ---      ---      ---       13       ---
                                      ---------------------------------------------------
Net assets at end of year..........   $  3     $  1     $  6     $---     $ 21      $ 13
                                      ===================================================

                                    Variflex
                 Statements of Changes in Net Assets (continued)
                                 (IN THOUSANDS)

                                                            SOCIAL
                                      EQUITY INCOME        AWARENESS       MID CAP VALUE
                                        SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                      2000     1999     2000      1999     2000     1999
VARIFLEX ES (CONTINUED)               ---------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)...   $---     $---     $ (1)     $---     $---     $---
    Capital gains distributions....      3      ---      ---       ---      ---      ---
    Realized gain (loss)
      on investments...............    ---      ---      ---       ---      ---      ---
    Unrealized gain (loss)
      on investments...............      4       (2)      (8)        3        7      ---
                                      ---------------------------------------------------
  Net increase (decrease) in
    net assets from operations.....      7       (2)      (9)        3        7      ---

  From contractholder transactions
    (NOTE 3):
    Variable annuity deposits......     23       22       21        49       15       14
    Terminations and withdrawals...     (3)      (4)      (5)      ---      ---      ---
    Annuity payments...............    ---      ---      ---       ---      ---      ---
    Mortality adjustment...........    ---      ---      ---       ---      ---      ---
                                      ---------------------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder transactions....     20       18       16        49       15       14
                                      ---------------------------------------------------
Net increase (decrease)
  in net assets....................     27       16        7        52       22       14
Net assets at beginning of year....     16      ---       52       ---       14      ---
                                      ---------------------------------------------------
Net assets at end of year..........   $ 43     $ 16     $ 59      $ 52     $ 36     $ 14
                                      ===================================================

                                        SMALL CAP
                                         GROWTH           SELECT 25          VARIFLEX ES
                                        SUBACCOUNT        SUBACCOUNT          COMBINED
                                      2000     1999    2000      1999**    2000      1999
VARIFLEX ES (CONTINUED)               ----------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)...   $---     $---    $---      $---      $ (1)     $---
    Capital gains distributions....    ---      ---     ---       ---        12       ---
    Realized gain (loss)
      on investments...............    ---      ---     ---       ---       ---       ---
    Unrealized gain (loss)
      on investments...............    ---      ---      (1)      ---       (16)        1
                                      ----------------------------------------------------
  Net increase (decrease) in
    net assets from operations.....    ---      ---      (1)      ---        (5)        1

  From contractholder transactions
    (NOTE 3):
    Variable annuity deposits......      2      ---       5         9       120       183
    Terminations and withdrawals...    ---      ---      (3)       (2)      (16)      (12)
    Annuity payments...............    ---      ---     ---       ---       ---       ---
    Mortality adjustment...........    ---      ---     ---       ---       ---       ---
                                      ----------------------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder transactions....      2      ---       2         7       104       171
                                      ----------------------------------------------------
Net increase (decrease)
  in net assets....................      2      ---       1         7        99       172
Net assets at beginning of year....    ---      ---       7       ---       172       ---
                                      ----------------------------------------------------
Net assets at end of year..........   $  2     $---    $  8      $  7      $271      $172
                                      ====================================================

**For the period from May 3, 1999 (inception date) through December 31, 1999

                                    Variflex
                 Statements of Changes in Net Assets (continued)
                                 (IN THOUSANDS)

                                                 COMBINED
                                          2000              1999
VARIFLEX ES (CONTINUED)               ------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)...   $   (20,955)      $    19,244
    Capital gains distributions....       236,036           515,832
    Realized gain (loss)
      on investments...............      (147,792)           91,378
    Unrealized gain (loss)
      on investments...............      (262,255)         (225,576)
                                      ------------------------------
  Net increase (decrease) in
    net assets from operations.....      (194,966)          400,878

  From contractholder transactions
    (NOTE 3):
    Variable annuity deposits......     1,366,638         1,166,866
    Terminations and withdrawals...    (1,588,483)       (1,203,730)
    Annuity payments...............        (5,757)           (5,670)
    Mortality adjustment...........             7               (40)
                                      ------------------------------
  Net increase (decrease)
    in net assets from
    contractholder transactions....      (227,595)          (42,574)
                                      ------------------------------
Net increase (decrease)
  in net assets....................      (422,561)          358,304
Net assets at beginning of year....     3,563,735         3,205,431
                                      ------------------------------
Net assets at end of year..........   $ 3,141,174       $ 3,563,735
                                      ==============================

SEE ACCOMPANYING NOTES.

                                    Variflex
                          Notes to Financial Statements
                           December 31, 2000 and 1999

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION  -- Variflex  (the  Account) is a separate  account of Security
    Benefit Life Insurance  Company  (SBL).  The Account is registered as a unit investment  trust  under the  Investment  Company  Act of 1940,  as amended.
    Deposits received by the Account are invested in the SBL Fund, a mutual fund not otherwise  available to the public.  As directed by the owners,  amounts deposited may be invested in shares of Series A (Equity Series - emphasis on capital  appreciation),  Series B (Large  Cap  Value  Series -  emphasis  on capital  appreciation  with secondary  emphasis on income),  Series C (Money
    Market Series - emphasis on capital  preservation while generating  interest income),  Series D (Global  Series - emphasis on  long-term  capital  growth through  investment in foreign and domestic common stocks and  equivalents),
    Series E  (Diversified  Income  Series -  emphasis  on current  income  with security  of  principal),  Series G (Large Cap Growth  Series - emphasis  on long-term  capital  growth by investing  primarily in equity  securities  of large capitalization companies),  Series H (Enhanced Index Series - emphasis on capital appreciation consistent with performance of the Standard & Poor's
    500 Composite Index), Series I (International Series - emphasis on long-term capital appreciation from investment in foreign equity securities), Series J
    (Mid Cap Growth Series - emphasis on capital appreciation), Series K (Global
    Strategic  Income  Series - emphasis on high current  income with  secondary emphasis  on  capital  appreciation),  Series  L  (Capital  Growth  Series -
    emphasis on growth of capital by  pursuing  aggressive  investment  policies primarily in equity  securities of U.S.  companies),  Series M (Global Total
    Return  Series  -  emphasis  on high  total  return  consisting  of  capital appreciation and current income),  Series N (Managed Asset Allocation Series
    - emphasis on high level of total return),  Series O (Equity Income Series -
    emphasis on substantial dividend income and capital appreciation),  Series P
    (High Yield Series - emphasis on high current income with secondary emphasis on capital appreciation  through investment in higher yielding,  higher risk debt  securities),  Series Q (Small Cap Value  Series - emphasis  on capital growth by investing in securities of small capitalization companies), Series
    S (Social  Awareness  Series - emphasis on capital  appreciation),  Series T
    (Technology Series - emphasis on long-term capital appreciation by investing in the equity securities of technology  companies),  Series V (Mid Cap Value
    Series - emphasis on  long-term  growth of  capital),  Series W (Main Street
    Growth and Income  Series - emphasis  on high total  return  from equity and debt securities),  Series X (Small Cap Growth Series - emphasis on long-term growth of capital)  and Series Y (Select 25 Series - emphasis  on  long-term capital appreciation from a concentration of 20 to 30 common stocks).

    During 2000,  the former  Growth  Series,  Growth-Income  Series,  Worldwide
    Equity Series,  High Grade Income Series,  Mid Cap Series,  Value Series and
    Small Cap Series were renamed Equity Series,  Series Large Cap Value Series,
    Global Series,  Diversified  Income Series,  Mid Cap Growth Series,  Mid Cap
    Value Series and Small Cap Growth Series, respectively.

    Under the terms of the investment advisory contracts,  portfolio investments of the underlying mutual funds are made by Security Management Company,  LLC
    (SMC),  a limited  liability  company  controlled  by its  members,  SBL and
    Security Benefit Group, Inc., a wholly-owned subsidiary of SBL.

    SMC has  engaged  T. Rowe Price  Associates,  Inc.  to provide  sub-advisory services  for the  Managed  Asset  Allocation  Series and the Equity  Income
    Series; Strong Capital Management, Inc. to provide sub-advisory services for the Small Cap Value Series and Small Cap Growth Series;  Oppenheimer  Funds,
    Inc. to provide sub-advisory  services for the Global Series and Main Street
    Growth and Income  Series;  Banker's  Trust Company to provide  sub-advisory services  for  the  Enhanced  Index  Series  and the  International  Series;
    Wellington  Management  Company,  LLP  (Wellington  Management)  to  provide sub-advisory  services for the Global  Strategic  Income Series,  the Global
    Total  Return  Series  and  the  Technology  Series;  and  Alliance  Capital
    Management to provide  sub-advisory  services for the Capital Growth Series.
    Meridian Investment Management  Corporation (Meridian) served as sub-advisor for the Global  Strategic  Income  Series and the Global Total Return Series
    until May 15, 1999, when Meridian was replaced by Wellington Management.

    The Account receives  deposits from two types of variable annuity  contracts issued by SBL: Variflex Variable Annuity (Variflex) and Variflex ES Variable
    Annuity (Variflex ES).

    INVESTMENT VALUATION -- Investments in mutual fund shares are carried in the balance  sheet at market  value (net asset  value of the  underlying  mutual fund).  Investment  transactions  are  accounted  for  on  the  trade  date.
    Beginning January 1, 2000, realized gains and losses on sales of investments are determined  based on the average cost of investments  sold.  Previously, the first-in, first-out method was used. This change in accounting principle had no effect on net assets.

    The cost of investments purchased and proceeds from investments sold for the years ended December 31 were as follows:

                                                    2000                     1999
                                            COST OF     PROCEEDS     COST OF     PROCEEDS
                                           PURCHASES   FROM SALES   PURCHASES   FROM SALES
                                           -----------------------------------------------
                                                           (IN THOUSANDS)
    Equity Series.......................   $330,831     $449,118    $401,454     $372,081
    Large Cap Value Series..............    172,178      362,745     556,246      307,908
    Money Market Series.................    251,473      289,315     199,746       75,383
    Global Series.......................    197,949      140,728     125,940       94,119
    Diversified Income Series...........     28,257       48,815      52,141       53,253
    Large Cap Growth Series.............      8,651        1,813         ---          ---
    Enhanced Index Series...............     31,784       15,232       8,181          876
    International Series................     11,488        4,083       1,455          202
    Mid Cap Growth Series...............    288,001      175,220     135,516       97,113
    Global Strategic Income Series......      2,921        3,916       2,530        3,347
    Capital Growth Series...............     14,197        2,049         ---          ---
    Global Total Return Series..........      8,494        9,891       7,979        9,000
    Managed Asset Allocation Series.....     17,710       22,620      24,193       17,535
    Equity Income Series................     38,751       63,182      55,397       44,015
    High Yield Series...................      3,462        1,785       3,410          922
    Small Cap Value Series..............      3,585        1,072         ---          ---
    Social Awareness Series.............     57,037       58,337      85,811       41,242
    Technology Series...................     17,948        3,734         ---          ---
    Mid Cap Value Series................     53,596       15,513      15,442        2,249
    Main Street Growth and Income Series     13,940        1,298         ---          ---
    Small Cap Growth Series.............    117,932       41,656      22,509        2,788
    Select 25 Series....................     46,581       16,934      18,547        1,942

    ANNUITY  RESERVES -- Annuity  reserves relate to contracts that have matured and are in the payout  stage.  Such  reserves  are  computed on the basis of published  mortality  tables using assumed  interest rates that will provide reserves as prescribed by law. In cases where the payout option  selected is
    life  contingent,   SBL  periodically   recalculates  the  required  annuity
    reserves,  and any resulting adjustment is either charged or credited to SBL and not to the Account.

    REINVESTMENT OF DIVIDENDS -- Dividend and capital gains  distributions  paid by the mutual fund to the Account are  reinvested  in  additional  shares of each respective series.  Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

    FEDERAL  INCOME  TAXES -- The  operations  of the  Account are a part of the operations of SBL.  Under current law, no federal income taxes are allocated by SBL to the operations of the Account.

    USE OF ESTIMATES -- The  preparation  of financial  statements in conformity with accounting  principles generally accepted in the United States requires management  to make  estimates  and  assumptions  that  affect  the  amounts reported in the financial  statements and accompanying notes. Actual results could differ from those estimates.

2.  VARIABLE ANNUITY CONTRACT CHARGES

    SBL deducts an administrative fee of $30 per year for each Variflex contract and $15 per year for each Variflex ES contract, except for certain contracts based on a minimum  account  value and the period of time the  contract  has been in force.  Mortality and expense  risks assumed by SBL are  compensated for by a fee  equivalent to an annual rate of 1.2% of the net asset value of each  Variflex  contract and 1.0% of the net asset value of each Variflex ES contract, of which 0.7% is for assuming mortality risks and the remainder is for assuming expense risks.

    When  applicable,  an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase  payments or from the amount applied to effect an annuity at the time annuity payments commence.

3.  SUMMARY OF UNIT TRANSACTIONS

                                                                            UNITS
                                                                    ----------------------
                                                                    YEAR ENDED DECEMBER 31
                                                                      2000          1999
    VARIFLEX                                                        ----------------------
                                                                        (IN THOUSANDS)
    Equity Subaccount:
      Variable annuity deposits...................................    2,936         3,598
      Terminations, withdrawals and administrative expense charges    5,433         3,643

    Large Cap Value Subaccount:
      Variable annuity deposits...................................    1,062         1,111
      Terminations, withdrawals and administrative expense charges    5,684         3,351

    Money Market Subaccount:
      Variable annuity deposits...................................   10,636        10,211
      Terminations, withdrawals and administrative expense charges   12,440         9,389

    Global Subaccount:
      Variable annuity deposits...................................    4,710         2,823
      Terminations, withdrawals and administrative expense charges    4,207         3,270

    Diversified Income Subaccount:
      Variable annuity deposits...................................      851           950
      Terminations, withdrawals and administrative expense charges    1,685         1,498

    Large Cap Growth Subaccount:
      Variable annuity deposits...................................      877           ---
      Terminations, withdrawals and administrative expense charges      179           ---

    Enhanced Index Subaccount:
      Variable annuity deposits...................................    2,006           781
      Terminations, withdrawals and administrative expense charges      484            68

    International Subaccount:
      Variable annuity deposits...................................      917           135
      Terminations, withdrawals and administrative expense charges      312            12

    Mid Cap Growth Subaccount:
      Variable annuity deposits...................................    5,112         2,285
      Terminations, withdrawals and administrative expense charges    3,268         2,355

    Global Strategic Income Subaccount:
      Variable annuity deposits...................................      176           134
      Terminations, withdrawals and administrative expense charges      244           195

    Capital Growth Subaccount:
      Variable annuity deposits...................................    1,411           ---
      Terminations, withdrawals and administrative expense charges      159           ---

    Global Total Return Subaccount:
      Variable annuity deposits...................................      324           188
      Terminations, withdrawals and administrative expense charges      573           454

    Managed Asset Allocation Subaccount:
      Variable annuity deposits...................................      795         1,114
      Terminations, withdrawals and administrative expense charges    1,154           785

    Equity Income Subaccount:
      Variable annuity deposits...................................    1,248         1,643
      Terminations, withdrawals and administrative expense charges    3,047         1,569

    High Yield Subaccount:
      Variable annuity deposits...................................      255           248
      Terminations, withdrawals and administrative expense charges      136            63

    Small Cap Value Subaccount:
      Variable annuity deposits...................................      314           ---
      Terminations, withdrawals and administrative expense charges       61           ---

    Social Awareness Subaccount:
      Variable annuity deposits...................................    1,560         2,233
      Terminations, withdrawals and administrative expense charges    1,538           937

    Technology Subaccount:
      Variable annuity deposits...................................    1,807           ---
      Terminations, withdrawals and administrative expense charges      277           ---

    Mid Cap Value Subaccount:
      Variable annuity deposits...................................    2,496           886
      Terminations, withdrawals and administrative expense charges      647           120

    Main Street Growth and Income Subaccount:
      Variable annuity deposits...................................    1,395           ---
      Terminations, withdrawals and administrative expense charges       97           ---

    Small Cap Growth Subaccount:
      Variable annuity deposits...................................    5,011         1,474
      Terminations, withdrawals and administrative expense charges    1,687           162

    Select 25 Subaccount:
      Variable annuity deposits...................................    3,898         1,652
      Terminations, withdrawals and administrative expense charges    1,310           107

    VARIFLEX ES

    Equity Subaccount:
      Variable annuity deposits...................................        1             1
      Terminations, withdrawals and administrative expense charges      ---           ---

    Large Cap Value Subaccount:
      Variable annuity deposits...................................        1             2
      Terminations, withdrawals and administrative expense charges      ---           ---

    Global Subaccount:
      Variable annuity deposits...................................      ---           ---

    Diversified Income Subaccount:
      Variable annuity deposits...................................      ---           ---

    Enhanced Index Subaccount:
      Variable annuity deposits...................................      ---           ---
      Terminations, withdrawals and administrative expense charges      ---           ---

    International Subaccount:
      Variable annuity deposits...................................      ---           ---
      Terminations, withdrawals and administrative expense charges      ---           ---

    Mid Cap Growth Subaccount:
      Variable annuity deposits...................................      ---           ---

    Managed Asset Allocation Subaccount:
      Variable annuity deposits...................................      ---             1
      Terminations, withdrawals and administrative expense charges      ---           ---

    Equity Income Subaccount:
      Variable annuity deposits...................................        1             1
      Terminations, withdrawals and administrative expense charges      ---           ---

    High Yield Subaccount:
      Variable annuity deposits...................................      ---           ---
      Terminations, withdrawals and administrative expense charges      ---           ---

    Social Awareness Subaccount:
      Variable annuity deposits...................................        1             2
      Terminations, withdrawals and administrative expense charges      ---           ---

    Mid Cap Value Subaccount:
      Variable annuity deposits...................................        1             1

    Small Cap Growth Subaccount:
      Variable annuity deposits...................................      ---           ---

    Select 25 Subaccount:
      Variable annuity deposits...................................        1             1
      Terminations, withdrawals and administrative expense charges      ---           ---

                                     PART C
                                OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

           a.   Financial Statements

                The consolidated  financial  statements of Security Benefit Life
                Insurance  Company and  Subsidiaries  at  December  31, 2000 and
                1999,  and for  each of the  three  years  in the  period  ended
                December  31, 2000 are  incorporated  herein by reference to the financial  statements  filed with SBL Variable  Annuity  Account
                XIV's Pre-Effective  Amendment No. 1 under the Securities Act of
                1933 and  Post-Effective  Amendment  No. 4 under the  Investment
                Company  Act of 1940 to  Registration  Statement  No.  333-52114
                (filed March 20, 2001).

                All  required  financial  statements are  included in  Part B of this Registration Statement.

           b.   Exhibits

                (1)  Resolution  of the Board of Directors  of Security  Benefit
                     Life Insurance  Company  authorizing  establishment  of the
                     Separate Account(b)
                (2)  Not Applicable
                (3)  (a)  Service Facilities Agreement(b)
                     (b)  SBL Variable Products Broker/Dealer Sales Agreement(d)
                     (c)  SBL Variable Products Schedule of Commissions Variflex
                          - Variable Annuity
                     (d)  SBL Variable Products Schedule of Asset-Based Commissions
                     (e)  Marketing Organization Agreement
                     (f)  SBL Variable Products Commission Schedule
                (4)  (a)  Individual Contract (Form V6023 1-98)(b)
                     (b)  Individual Contract-Unisex (Form V6023  1-98U)(b)
                     (c)  Group Allocated Contract (Form GV6023  1-98)(b)
                     (d)  Group Allocated Contract-Unisex (Form GV6023  1-98U)(b)
                     (e)  Group Certificate (Form GVC6023  1-98)(b)
                     (f)  Group Certificate-Unisex (Form GVC6023  1-98U)(b)
                     (g)  Group Unallocated Contract (Form GV6317  2-88)(a)
                     (h)  Loan Endorsement (Form V6047 L-3  1-97)(a)
                     (i)  Group Loan Provision Certificate
                          (Form GV6821 L-4  1-97)(a)
                     (j)  Individual Stepped-Up Death Benefit Endorsement
                          (Form V6050 3-96)(a)
                     (k)  Group Stepped-Up Death Benefit Endorsement
                          (Form V6050A  3-96)(a)
                     (l)  Group Stepped-Up Death Benefit Certificate
                          (Form V6050C  3-96)(a)
                     (m)  Individual Withdrawal Charge Waiver (Form V6051  3-96)(a)
                     (n)  Group Withdrawal Charge Waiver (Form GV6051  3-96)(a)
                     (o)  Group Withdrawal Charge Waiver Certificate
                          (Form GV6051C  3-96)(a)
                     (p)  Group and Individual IRA Endorsement
                          (Form 4453C-5  R9-96)(a)
                     (q)  SIMPLE IRA Endorsement (Form 4453C-5S  2-97)(a)
                     (r)  TSA Endorsement (Form 6832A  R9-96)(a)
                     (s)  457 Endorsement (Form V6054  2-98)(c)
                     (t)  403(a) Endorsement (Form V6057  10-98) (d)
                     (u)  Roth IRA Endorsement (Form V6851  10-97)(c)
                     (v)  Withdrawal Charge Waiver Endorsement
                          (Form V6051  3-96)(g)
                     (w)  Method for Deductions Endorsement (Form V6071  3-01)
                     (x)  Method for Deductions Endorsement (Form V6071-1  3-01)
                     (y)  Texas Optional Retirement Plan Rider
                          (Form V6932G  7-00)
                     (5)  (a)  Group and Individual Application (Form V7567 1-98)(e)
                          (b)  Group Enrollment (Form GV7581  1-98)(e)
                     (6)  (a)  Composite of Articles of Incorporation of SBL(b)
                          (b)  Bylaws of SBL(b)
                     (7)  Not Applicable
                     (8)  Not Applicable
                     (9)  Opinion of Counsel
                    (10)  Consent of Independent Auditors
                    (11)  Not Applicable
                    (12)  Not Applicable
                    (13)  Schedules of Computation of Performance
                    (14)  Powers  of  Attorney  of  Howard  R.  Fricke,  Kris A.
                          Robbins,  Sister Loretto Marie Colwell, John C. Dicus,
                          Steven J. Douglass,  William W. Hanna,  John E. Hayes,
                          Jr., Pat A. Loconto,  Robert C. Wheeler,  and Frank C.
                          Sabatini(f)

(a)    Incorporated   herein  by  reference  to  the  Exhibits  filed  with  the
       Registrant's  Post-Effective Amendment No. 18 under the Securities Act of
       1933 and  Amendment  No. 17 under the  Investment  Company Act of 1940 to
       Registration Statement No. 2-89328 (filed April 30, 1997).

(b)    Incorporated   herein  by  reference  to  the  Exhibits  filed  with  the
       Registrant's  Post-Effective Amendment No. 20 under the Securities Act of
       1933 and  Amendment  No. 19 under the  Investment  Company Act of 1940 to
       Registration Statement No. 2-89328 (filed August 17. 1998).

(c)    Incorporated   herein  by  reference  to  the  Exhibits  filed  with  the
       Registrant's  Post-Effective Amendment No. 19 under the Securities Act of
       1933 and  Amendment  No. 18 under the  Investment  Company Act of 1940 to
       Registration Statement No. 2-89328 (filed April 30, 1998).

(d)    Incorporated   herein  by  reference  to  the  Exhibits  filed  with  the
       Registrant's  Post-Effective Amendment No. 22 under the Securities Act of
       1933 and  Amendment  No. 21 under the  Investment  Company Act of 1940 to
       Registration Statement No. 2-89328 (filed April 29, 1999).

(e)    Incorporated   herein  by  reference  to  the  Exhibits  filed  with  the
       Registrant's  Post-Effective Amendment No. 23 under the Securities Act of
       1933 and  Amendment  No. 22 under the  Investment  Company Act of 1940 to
       Registration Statement No. 2-89328 (filed May 1, 2000).

(f)    Incorporated  herein by reference to the Exhibits filed with SBL Variable
       Annuity Account XIV's Pre-Effective  Amendment No. 1 under the Securities
       Act of 1933 and Amendment No. 1 under the Investment  Company Act of 1940 to Registration Statement No. 333-41180 (filed October 13, 2000).

(g)    Incorporated  herein by reference to the Exhibits filed with SBL Variable
       Annuity  Account  VIII's  (Variflex   Signature)   Initial   Registration
       Statement No. 333-23723 (filed March 16, 1997).

ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR
           ---------------------------------------

           NAME AND PRINCIPAL
            BUSINESS ADDRESS               POSITIONS AND OFFICES WITH DEPOSITOR
           ----------------                ------------------------------------

           Howard R. Fricke*               Chairman of the Board and Director

           Kris A. Robbins*                President, Chief Executive Officer
                                           and Director

           Sister Loretto Marie Colwell    Director
           1700 SW 7th Street
           Topeka, Kansas 66606

           John C. Dicus                   Director
           700 Kansas Avenue
           Topeka, Kansas 66603

           Steven J. Douglass              Director
           3231 E. 6th Street
           Topeka, Kansas 66607

           William W. Hanna                Director
           P.O. Box 2256
           Wichita, Kansas 67201

           John E. Hayes, Jr.              Director
           200 Gulf Blvd.
           Belleair, FL 33786

           Pat A. Loconto                  Director
           400 West 15th Street
           Suite 1700
           Austin, TX 78701

           Frank C. Sabatini               Director
           120 SW 6th Street
           Topeka, Kansas 66603

           Robert C. Wheeler               Director
           P.O. Box 148
           Topeka, Kansas 66601

           Donald J. Schepker*             Senior Vice President, Chief Financial
                                           Officer and Treasurer

           Roger K. Viola*                 Senior Vice President, General Counsel
                                           and Secretary

           Malcolm E. Robinson*            Senior Vice President and Assistant to
                                           the President

           John D. Cleland*                Senior Vice President

           Terry A. Milberger*             Senior Vice President

           Venette K. Davis*               Senior Vice President

           J. Craig Anderson*              Senior Vice President

           Gregory J. Garvin*              Senior Vice President

           James R. Schmank*               Senior Vice President

           Kalman Bakk, Jr.*               Senior Vice President

           Amy J. Lee*                     Associate General Counsel, Vice
                                           President and Assistant Secretary

           Thomas A. Swank*                Senior Vice President and Chief
                                           Investment Officer

           *Located at 700 SW Harrison Street, Topeka, Kansas 66636.

ITEM 26.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR
           REGISTRANT
           ---------------------------------------------------------------------

           The Depositor,  Security Benefit Life Insurance  Company ("SBL"),  is
           controlled by Security Benefit Corp. through the ownership of 700,000 of SBL's 700,010 issued and outstanding  shares of common stock.  One share each of SBL's issued and  outstanding  common stock is owned by each director of SBL, in accordance  with the  requirements of Kansas law.  Security  Benefit Corp., is  wholly-owned  by Security  Benefit
           Mutual Holding Company ("SBMHC"),  which in turn is controlled by SBL policyholders. As of December 31, 2000, no one person holds more than approximately 0.0003% of the voting power of SBMHC. The Registrant is a segregated asset account of SBL.

           The  following  chart  indicates  the persons  controlled by or under common control with Variflex or SBL:

                                                                             PERCENT OF
                                                                               VOTING
                                                                             SECURITIES
                                                                           OWNED BY SBMHC
                                                       JURISDICTION OF      (DIRECTLY OR
                            NAME                        INCORPORATION        INDIRECTLY)

           Security Benefit Mutual Holding Company        Kansas               ---
           (Holding Company)

           Security Benefit Corp. (Holding Company)       Kansas               100%

           Security Benefit Life Insurance Company        Kansas               100%
           (Stock Life Insurance Company)

           Security Benefit Group, Inc.                   Kansas               100%
           (Holding Company)

           Security Management Company, LLC               Kansas               100%
           (Investment Adviser)

           Security Distributors, Inc.                    Kansas               100%
           (Broker/Dealer, Principal
           Underwriter of Mutual Funds)

           First Advantage Insurance Agency, Inc.         Kansas               100%
           (Insurance Agency)

           Security Benefit Academy, Inc.                 Kansas               100%
           (Daycare Company)

           Security Financial Resources, Inc.             Kansas               100%
           (Financial Services)

           Security Financial Resources Collective        Delaware             100%
           Investments, LLC (Private Fund)

           First Security Benefit Life Insurance          New York             100%
           and Annuity Company of New York
           (Stock Life Insurance Company)

           SBL is also the depositor of the  following  separate  accounts:  SBL
           Variable  Annuity  Accounts I, III, IV, XI and XIV, SBL Variable Life
           Insurance Account Varilife,  Security Varilife Separate Account,  SBL
           Variable  Annuity Account VIII (Variflex Extra Credit),  SBL Variable
           Annuity Account VIII (Variflex LS), SBL Variable Annuity Account VIII
           (Variflex  Signature),  T. Rowe Price  Variable  Annuity  Account and
           Parkstone Variable Annuity Separate Account.

           Through the above-referenced  separate accounts,  SBL might be deemed to control the open-end management investment companies listed below.
           As of December 14, 2000, the  approximate  percentage of ownership by the separate accounts for each company is as follows:

                         Security Ultra Fund                    50.0%
                         SBL Fund                                100%

ITEM 27.   NUMBER OF CONTRACTOWNERS

           As of  February  1,  2001,  there  were  100,792  owners of  Variflex
           Qualified  Contracts  and  16,951  owners of  Variflex  Non-Qualified
           Contracts.

ITEM 28.   INDEMNIFICATION

           The bylaws of Security  Benefit Life Insurance  Company  provide that the Company shall, to the extent  authorized by the laws of the State of Kansas,  indemnify officers and directors for certain  liabilities threatened or incurred in connection  with such person's  capacity as director or officer.

           The Articles of Incorporation include the following provision:

                    (a) No  director of the  Corporation  shall be liable to the
               Corporation or its  stockholders  for monetary damages for breach of his or her fiduciary duty as a director, PROVIDED that nothing contained in this Article shall  eliminate or limit the liability of a  director  (a)  for any  breach  of the  director's  duty of loyalty to the Corporation or its  stockholders,  (b) for acts or
               omissions  not  in  good  faith  or  which  involve   intentional
               misconduct  or  a  knowing   violation  of  law,  (c)  under  the
               provisions of K.S.A.  17-6424 and amendments  thereto, or (d) for any  transaction  from which the  director  derived  an  improper personal benefit. If the General Corporation Code of the State of
               Kansas  is  amended  after  the  filing  of  these   Articles  of
               Incorporation to authorize  corporate action further  eliminating or  limiting  the  personal  liability  of  directors,  then  the liability of a director of the Corporation shall be eliminated or
               limited  to  the  fullest   extent   permitted   by  the  General
               Corporation Code of the State of Kansas, as so amended.

                    (b) Any repeal or modification of the foregoing paragraph by the  stockholders of the Corporation  shall not adversely  affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

           Insofar  as  indemnification   for  a  liability  arising  under  the
           Securities  Act of 1933 may be permitted to  directors,  officers and controlling  persons  of the  Registrant  pursuant  to the  foregoing provisions,  or otherwise, the Depositor has been advised that in the
           opinion   of   the   Securities   and   Exchange    Commission   such
           indemnification  is against public policy as expressed in the Act and
           is,  therefore,   unenforceable.  In  the  event  that  a  claim  for
           indemnification  against such liabilities  (other than the payment by the Depositor of expenses incurred or paid by a director,  officer or controlling  person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director,  officer or
           controlling   person  in  connection   with  the   Securities   being
           registered,  the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling  precedent,  submit to a court of  appropriate  jurisdiction  the  question  of  whether  such indemnification  by it is against  public  policy as expressed in the
           Act and will be governed by the final adjudication of such issue.

ITEM 29.   PRINCIPAL UNDERWRITER

           (a)  Security  Distributors,  Inc. ("SDI"), a subsidiary of SBL, acts as  distributor  of the  Variflex  contracts.  SDI  receives  no compensation  for its  distribution  function  in  excess of the commissions it pays to selling broker/dealers.  SDI also acts as a distributor for SBL Variable  Annuity  Accounts I, III, IV, XI
                and XIV, SBL Variable Life Insurance Account Varilife,  Security
                Varilife  Separate  Account,  SBL Variable  Annuity Account VIII
                (Variflex  Extra  Credit),  SBL  Variable  Annuity  Account VIII
                (Variflex  LS), SBL  Variable  Annuity  Account  VIII  (Variflex
                Signature), and Parkstone Variable Annuity Separate Account. SDI
                also acts as principal  underwriter for the following management investment companies for which Security Management Company, LLC, an affiliate of SBL, acts as investment adviser: Security Equity
                Fund,  Security  Income Fund,  Security  Growth and Income Fund,
                Security Municipal Bond Fund, Security Ultra Fund, and SBL Fund.

           (b)
                Name and Principal            Position and Offices
                BUSINESS ADDRESS*               WITH UNDERWRITER

                Gregory J. Garvin             President and Director
                John D. Cleland               Vice President and Director
                James R. Schmank              Director
                Mark E. Young                 Director
                Amy J. Lee                    Secretary
                Brenda M. Harwood             Treasurer and Director

                *700 SW Harrison, Topeka, Kansas 66636-0001

           (c)  Although SDI  receives no  compensation  under its  distribution agreement with SBL, it does receive certain payments from SBL in connection with the sale of Variflex  contracts.  These payments are not expected to exceed  0.75% of sales.  For the fiscal year ended December 31, 2000, SDI received  payments in the amount of
                $2,384,055 from SBL under this arrangement.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

           All accounts and records  required to be  maintained by Section 31(a)
           of the 1940 Act and the rules under it are  maintained  by SBL at its administrative offices--700 SW Harrison, Topeka, Kansas 66636-0001.

ITEM 31.   MANAGEMENT SERVICES

           All management contracts are discussed in Part A or Part B.

ITEM 32.   UNDERTAKINGS

           (a)  Registrant   undertakes  that  it  will  file  a  post-effective
                amendment  to  this  Registration  Statement  as  frequently  as necessary to ensure that the audited financial statements in the
                Registration  Statement  are never more than sixteen (16) months old for so long as payments under the Variable Annuity contracts may be accepted.

           (b)  Registrant  undertakes  that  it  will  include  as  part of the
                Variflex  contract  application  a space that an  applicant  can check to request a Statement of Additional Information.

           (c)  Registrant  undertakes  to deliver any  Statement of  Additional
                Information  and any  financial  statements  required to be made available  under this Form promptly upon written or oral request to SBL at the address or phone number listed in the prospectus.

           (d)  Depositor  represents  that the fees and charges  deducted under the Contract,  in the  aggregate,  are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

           (e)  SBL,  sponsor of the unit  investment  trust,  Variflex,  hereby represents  that it is  relying  upon  American  Counsel of Life
                Insurance,  SEC No-Action  Letter,  [1988-1989  Transfer Binder]
                Fed. Sec. L. Rep.  (CCH)¶  78,904 (Nov. 28, 1988),  and that it has complied with the provisions of paragraphs (1) - (4) of such no-action letter which are incorporated herein by reference.

           (f)  Depositor represents that it is relying upon Rule 6c-7 under the
                Investment  Company Act of 1940 with respect to Contracts issued to participants under the Texas Optional  Retirement Program and that it has complied with the provisions of paragraphs (a) - (d)
                of that Rule.

                                   SIGNATURES

As  required by the  Securities  Act of 1933 and the  Investment  Company Act of
1940, the Registrant  certifies that is meets the requirements of Securities Act
Rule 485(b) for effectiveness of this Registration Statement and has caused this
Registration  Statement to be signed on its behalf,  in the City of Topeka,  and
State of Kansas on this 11th day of April, 2001.

SIGNATURES AND TITLES

Sister Loretto Marie Colwell    By: HOWARD R. FRICKE
Director                            --------------------------------------------
                                    Howard R. Fricke, Director and Chairman of
                                    the Board and as Attorney In Fact for the
John C. Dicus                       Officers and Directors Whose Names Appear
Director                            Opposite.

Steven J. Douglass              SECURITY BENEFIT LIFE INSURANCE COMPANY
Director                        (The Depositor)

                                By: KRIS A. ROBBINS
William W. Hanna                    --------------------------------------------
Director                            Kris A. Robbins, Director, President and
                                    Chief Executive Officer

John E. Hayes, Jr.
Director                        VARIFLEX (The Registrant)

Pat A. Loconto                  By: SECURITY BENEFIT LIFE INSURANCE COMPANY
Director                            (The Depositor)

                                By: KRIS A. ROBBINS
Frank C. Sabatini                   --------------------------------------------
Director                            Kris A. Robbins, Director, President and
                                    Chief Executive Officer

Robert C. Wheeler
Director                        By: DONALD J. SCHEPKER
                                    --------------------------------------------
                                    Donald J. Schepker, Senior Vice President,
                                    Chief Financial Officer and Treasurer

                                (ATTEST): ROGER K. VIOLA
                                          --------------------------------------
                                          Roger K. Viola, Senior Vice President,
                                          General Counsel and Secretary

                                         Date:  April 11, 2001

                                  EXHIBIT INDEX

  (1)   None
  (2)   None
  (3)   (a)    None
        (b)    None
        (c)    SBL Variable Products Schedule of Commissions Variflex-Variable Annuity
        (d)    SBL Variable Products Schedule of Asset Based Commissions
        (e)    Marketing Organization Agreement
        (f)    SBL Variable Products Commission Schedule
  (4)   (a)    None
        (b)    None
        (c)    None
        (d)    None
        (e)    None
        (f)    None
        (g)    None
        (h)    None
        (i)    None
        (j)    None
        (k)    None
        (l)    None
        (m)    None
        (n)    None
        (o)    None
        (p)    None
        (q)    None
        (r)    None
        (s)    None
        (t)    None
        (u)    None
        (v)    None
        (w)    Method for Deductions Endorsement
        (x)    Method for Deductions Endorsement
        (y)    Texas Optional Retirement Plan Rider
  (5)   (a)    None
        (b)    None
  (6)   (a)    None
        (b)    None
  (7)   None
  (8)   None
  (9)   Opinion of Counsel
 (10)   Consent of Independent Auditors
 (11)   None
 (12)   None
 (13)   Schedules of Computation of Performance
 (14)   None